UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3732

MFS VARIABLE INSURANCE TRUST II

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS INVESTMENT MANAGEMENT

MFS® Bond Portfolio

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

9/30/09

PORTFOLIO OF INVESTMENTS     9/30/09 (Unaudited)

MFS Bond Portfolio

Issuer	Shares/Par	Value ($)
BONDS - 96.0%
Aerospace - 0.7%
Bombardier, Inc., 6.3%, 2014 (n)	$1,275,000	$1,230,375

Airlines - 0.7%
American Airlines, Inc., 10.375%, 2019	$200,000	$218,000
Delta Airlines, Inc., 7.57%, 2010	1,045,000	1,034,550

		$1,252,550

Asset Backed & Securitized - 6.6%
ARCap REIT, Inc., CDO, “G”, 6.088%, 2045 (z)	$350,000	$35,000
Asset Securitization Corp., FRN, 8.63%, 2029	464,633	511,887
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.046%, 2040 (z)	470,000	198,857
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011 (z)	379,816	376,018
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	514,266	429,960
Commercial Mortgage Acceptance Corp., FRN, 1.745%, 2030 (i)	1,388,264	84,078
Commercial Mortgage Pass-Through Certificates, 5.306%, 2046	397,355	345,819
Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035	4,337	4,306
Credit Suisse Mortgage Capital Certificate, 5.311%, 2039	454,000	368,547
Credit Suisse Mortgage Capital Certificate, 5.343%, 2039	890,177	596,918
DLJ Commercial Mortgage Corp., 6.04%, 2031 (z)	625,000	631,137
Falcon Franchise Loan LLC, 6.5%, 2014 (z)	440,000	132,000
Falcon Franchise Loan LLC, FRN, 4.945%, 2025 (i)(z)	1,925,829	141,741
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029 (n)	390,895	404,847
GE Commercial Mortgage Corp., FRN, 5.514%, 2044	440,000	332,378
GMAC LLC, FRN, 6.02%, 2033 (z)	800,000	646,290
GMAC LLC, FRN, 7.912%, 2034 (n)	825,000	659,530
Greenwich Capital Commercial Funding Corp., FRN, 6.116%, 2038	350,000	264,680
Greenwich Capital Commercial Funding Corp., FRN, 6.116%, 2038	271,221	248,140
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 2049	1,020,006	859,813
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.504%, 2042 (n)	765,072	175,556
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.527%, 2043	1,168,381	828,615
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.855%, 2043	681,261	509,803
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.006%, 2049	195,039	170,478
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.188%, 2051	410,000	359,280
KKR Financial CLO Ltd., “C”, CDO, FRN, 1.89%, 2021 (n)(p)	522,220	164,499
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 1.005%, 2030 (i)	1,753,807	55,857
Merrill Lynch Mortgage Trust, FRN, 6.022%, 2050	234,000	52,739
Morgan Stanley Capital I, Inc., 5.72%, 2032	21,502	22,050
Morgan Stanley Capital I, Inc., FRN, 1.046%, 2030 (i)(n)	4,007,805	110,418
Mortgage Capital Funding, Inc., FRN, 2.47%, 2031 (i)	145,151	119
PNC Mortgage Acceptance Corp., FRN, 7.1%, 2032 (z)	800,000	784,665
Prudential Securities Secured Financing Corp., FRN, 7.299%, 2013 (z)	567,000	498,517
Spirit Master Funding LLC, 5.05%, 2023 (z)	401,429	247,497
Wachovia Bank Commercial Mortgage Trust, FRN, 6.158%, 2045	680,000	517,959

		$11,769,998

Automotive - 0.3%
Ford Motor Credit Co. LLC, 9.75%, 2010	$530,000	$541,601

Broadcasting - 0.9%
News America, Inc., 8.5%, 2025	$770,000	$851,109
News America, Inc., 6.9%, 2039 (n)	353,000	375,798
WPP Finance, 8%, 2014	366,000	401,482

		$1,628,389

Brokerage & Asset Managers - 0.6%
INVESCO PLC, 4.5%, 2009	$1,097,000	$1,100,687

Building - 0.5%
CRH PLC, 8.125%, 2018	$477,000	$536,310
Hanson PLC, 7.875%, 2010	380,000	390,925

		$927,235

Cable TV - 2.6%
Cox Communications, Inc., 4.625%, 2013	$994,000	$1,032,607
Cox Communications, Inc., 6.25%, 2018 (n)	261,000	276,897

1

PORTFOLIO OF INVESTMENTS     9/30/09 (Unaudited) - continued

MFS Bond Portfolio

Issuer	Shares/Par	Value ($)
BONDS - continued
Cable TV - continued
DIRECTV Holdings LLC, 7.625%, 2016	$1,000,000	$1,070,000
DIRECTV Holdings LLC, 5.875%, 2019 (z)	490,000	486,938
TCI Communications, Inc., 9.8%, 2012	439,000	505,630
Time Warner Cable, Inc., 8.25%, 2019	850,000	1,027,391
Time Warner Entertainment Co. LP, 8.375%, 2033	266,000	319,700

		$4,719,163

Chemicals - 0.6%
Dow Chemical Co., 8.55%, 2019	$490,000	$550,831
Dow Chemical Co., 9.4%, 2039	490,000	603,476

		$1,154,307

Computer Software - 0.6%
Seagate Technology HDD Holdings, 6.375%, 2011	$1,070,000	$1,070,000

Conglomerates - 0.5%
American Standard Cos., Inc., 7.625%, 2010	$302,000	$307,544
Kennametal, Inc., 7.2%, 2012	526,000	554,526

		$862,070

Construction - 0.6%
D.R. Horton, Inc., 7.875%, 2011	$764,000	$802,200
D.R. Horton, Inc., 5.625%, 2014	269,000	259,585

		$1,061,785

Consumer Products - 1.2%
Clorox Co., 5%, 2013	$700,000	$742,533
Fortune Brands, Inc., 5.125%, 2011	914,000	937,268
Hasbro, Inc., 6.125%, 2014	370,000	402,465
Newell Rubbermaid, Inc., 5.5%, 2013	102,000	104,901

		$2,187,167

Consumer Services - 1.1%
Service Corp. International, 7.375%, 2014	$820,000	$826,150
Western Union Co., 5.4%, 2011	1,133,000	1,206,965

		$2,033,115

Containers - 0.5%
Owens-Illinois, Inc., 7.375%, 2016	$850,000	$862,750

Defense Electronics - 1.2%
BAE Systems Holdings, Inc., 6.375%, 2019 (n)	$635,000	$700,665
L-3 Communications Corp., 6.375%, 2015	1,483,000	1,497,830

		$2,198,495

Electronics - 0.6%
Tyco Electronics Group S.A., 6.55%, 2017	$360,000	$376,855
Tyco Electronics Group S.A., 7.125%, 2037	700,000	719,487

		$1,096,342

Emerging Market Quasi-Sovereign - 3.4%
BNDES Participacoes S.A., 6.5%, 2019 (n)	$444,000	$471,750
Export-Import Bank of Korea, 5.875%, 2015	253,000	266,726
Gaz Capital S.A., 8.125%, 2014 (n)	583,000	623,810
KazMunaiGaz Finance B.V., 8.375%, 2013 (n)	137,000	145,905
KazMunaiGaz Finance B.V., 11.75%, 2015 (n)	403,000	476,548
Korea National Oil Corp., 5.375%, 2014 (n)	208,000	213,346
Mubadala Development Co., 7.625%, 2019 (n)	395,000	448,325
National Agricultural Co., 5%, 2014 (z)	535,000	539,691
Petronas Capital Ltd., 5.25%, 2019 (z)	1,007,000	1,021,711
Qtel International Finance Ltd., 7.875%, 2019 (n)	489,000	559,045
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.5%, 2014 (n)	373,000	395,985
Ras Laffan Liquefied Natural Gas Co. Ltd., 6.75%, 2019 (n)	300,000	336,385
TDIC Finance Ltd., 6.5%, 2014 (n)	574,000	615,896

		$6,115,123

Emerging Market Sovereign - 1.2%
Emirate of Abu Dhabi, 6.75%, 2019 (n)	$431,000	$481,334
Republic of Brazil, 5.625%, 2041	169,000	164,772
Republic of Indonesia, 11.625%, 2019 (n)	315,000	443,363
Republic of Poland, 6.375%, 2019	456,000	512,280
Republic of Uruguay, 8%, 2022	311,000	348,320
Republic of Uruguay, 6.875%, 2025	260,000	266,630

		$2,216,699

Energy - Independent - 2.2%
Anadarko Petroleum Corp., 6.45%, 2036	$800,000	$825,994
Chesapeake Energy Corp., 9.5%, 2015	624,000	656,760
Nexen, Inc., 6.4%, 2037	1,000,000	973,538
Questar Market Resources, Inc., 6.8%, 2020	699,000	719,414
Talisman Energy, Inc., 7.75%, 2019	590,000	693,737

		$3,869,443

Energy - Integrated - 1.8%
Cenovus Energy, Inc., 5.7%, 2019 (z)	$700,000	$717,773
ConocoPhillips, 6%, 2020	268,000	297,011
Hess Corp., 8.125%, 2019	440,000	528,592
Husky Energy, Inc., 7.25%, 2019	576,000	660,637

2

PORTFOLIO OF INVESTMENTS     9/30/09 (Unaudited) - continued

MFS Bond Portfolio

Issuer	Shares/Par	Value ($)
BONDS - continued
Energy - Integrated - continued
Petro-Canada, 6.05%, 2018	$1,000,000	$1,047,098

		$3,251,111

Financial Institutions - 0.8%
GMAC LLC, 7.25%, 2011 (z)	$609,000	$586,163
ILFC E-Capital Trust I, 5.9% to 2010, FRN to 2065 (n)	1,000,000	505,000
International Lease Finance Corp., 5.875%, 2013	524,000	412,146

		$1,503,309

Food & Beverages - 4.5%
Anheuser-Busch Cos., Inc., 7.75%, 2019 (n)	$610,000	$721,789
Del Monte Foods Co., 7.5%, 2019 (z)	1,485,000	1,499,850
Diageo Capital PLC, 5.5%, 2016	1,070,000	1,153,438
Dr. Pepper Snapple Group, Inc., 6.82%, 2018	656,000	745,730
General Mills, Inc., 5.65%, 2012	374,000	408,171
Kraft Foods, Inc., 6.125%, 2018	920,000	975,836
Miller Brewing Co., 5.5%, 2013 (n)	1,494,000	1,578,913
Tyson Foods, Inc., 7.85%, 2016	950,000	969,000

		$8,052,727

Food & Drug Stores - 0.6%
CVS Caremark Corp., 5.75%, 2017	$664,000	$710,815
CVS Caremark Corp., 6.6%, 2019	290,000	326,908

		$1,037,723

Forest & Paper Products - 0.6%
Stora Enso Oyj, 7.25%, 2036 (n)	$623,000	$423,640
Votorantim Celulose e Papel S.A., 6.625%, 2019 (z)	639,000	636,604

		$1,060,244

Gaming & Lodging - 1.2%
Royal Caribbean Cruises Ltd., 8%, 2010	$705,000	$717,338
Wyndham Worldwide Corp., 6%, 2016	1,530,000	1,377,491

		$2,094,829

Insurance - 2.3%
ING Groep N.V., 5.775% to 2015, FRN to 2049	$792,000	$506,880
Metropolitan Life Global Funding, 5.125%, 2013 (n)	600,000	622,097
Metropolitan Life Global Funding, 5.125%, 2014 (n)	370,000	386,535
Prudential Financial, Inc., 4.75%, 2015	631,000	626,573
Prudential Financial, Inc., 6%, 2017	600,000	608,103
UnumProvident Corp., 6.85%, 2015 (n)	1,340,000	1,339,932

		$4,090,120

Insurance - Health - 0.4%
Humana, Inc., 7.2%, 2018	$754,000	$763,099

Insurance - Property & Casualty - 0.7%
AXIS Capital Holdings Ltd., 5.75%, 2014	855,000	865,558
Chubb Corp., 6.375% to 2017, FRN to 2067	279,000	251,100
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2037 (n)	146,000	118,260

		$1,234,918

International Market Quasi-Sovereign - 0.6%
ING Bank N.V., 3.9%, 2014 (n)	$1,000,000	$1,029,260

Machinery & Tools - 0.5%
Case New Holland, Inc., 7.75%, 2013 (z)	$902,000	$897,490

Major Banks - 10.1%
BAC Capital Trust XIV, 5.63% to 2012, FRN to 2049	$640,000	$419,200
Bank of America Corp., 5.65%, 2018	1,210,000	1,194,742
Bank of America Corp., 7.625%, 2019	990,000	1,115,523
Barclays Bank PLC, 8.55% to 2011, FRN to 2049 (n)	882,000	802,620
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)	700,000	609,000
Credit Suisse (USA), Inc., 4.875%, 2010	1,389,000	1,428,899
Credit Suisse (USA), Inc., 6%, 2018	180,000	188,452
Goldman Sachs Group, Inc., 5.625%, 2017	1,123,000	1,131,348
Goldman Sachs Group, Inc., 7.5%, 2019	910,000	1,040,691
JPMorgan Chase & Co., 6%, 2017	1,000,000	1,051,749
JPMorgan Chase & Co., 6.3%, 2019	810,000	884,298
Kookmin Bank, 7.25%, 2014 (n)	400,000	441,447
Merrill Lynch & Co., Inc., 6.15%, 2013	500,000	529,050
Merrill Lynch & Co., Inc., 6.05%, 2016	349,000	349,743
Morgan Stanley, 5.75%, 2016	906,000	919,335
Morgan Stanley, 6.625%, 2018	701,000	741,254
Morgan Stanley, 7.3%, 2019	540,000	594,148
MUFG Capital Finance 1 Ltd., 6.346% to 2016, FRN to 2049	441,000	407,387
PNC Funding Corp., 5.625%, 2017	1,095,000	1,077,465
Royal Bank of Scotland Group PLC, 9.118%, 2049	348,000	321,900
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (n)	851,000	774,410
UniCredito Luxembourg Finance S.A., 6%, 2017 (n)	1,020,000	984,652
Wachovia Corp., 6.605%, 2025	1,270,000	1,200,048

		$18,207,361

Medical & Health Technology & Services - 3.4%
CareFusion Corp., 6.375%, 2019 (n)	$340,000	$368,750
DaVita, Inc., 7.25%, 2015	1,400,000	1,386,000

3

PORTFOLIO OF INVESTMENTS     9/30/09 (Unaudited) - continued

MFS Bond Portfolio

Issuer	Shares/Par	Value ($)
BONDS - continued
Medical & Health Technology & Services - continued
Fisher Scientific International, Inc., 6.125%, 2015	$1,440,000	$1,495,800
HCA, Inc., 8.75%, 2010	948,000	962,220
Hospira, Inc., 5.55%, 2012	210,000	222,845
Hospira, Inc., 6.05%, 2017	760,000	795,853
McKesson Corp., 5.7%, 2017	770,000	805,723
McKesson Corp., 7.5%, 2019	120,000	143,291

		$6,180,482

Metals & Mining - 2.6%
BHP Billiton Finance Ltd., 6.5%, 2019	$224,000	$259,885
Freeport-McMoRan Copper & Gold, Inc., 8.25%, 2015	1,380,000	1,467,975
International Steel Group, Inc., 6.5%, 2014	945,000	993,201
Peabody Energy Corp., 5.875%, 2016	500,000	476,250
Peabody Energy Corp., “B”, 6.875%, 2013	850,000	858,500
Rio Tinto Finance USA Ltd., 5.875%, 2013	540,000	581,810

		$4,637,621

Mortgage Backed - 0.2%
Fannie Mae, 7.5%, 2030 - 2031	$188,761	$211,512
Freddie Mac, 5%, 2025	152,690	156,237

		$367,749

Natural Gas - Distribution - 0.6%
EQT Corp., 8.125%, 2019	$980,000	$1,118,543

Natural Gas - Pipeline - 3.7%
CenterPoint Energy, Inc., 7.875%, 2013	$1,383,000	$1,557,335
Energy Transfer Partners, 9.7%, 2019	480,000	594,138
Energy Transfer Partners LP, 8.5%, 2014	176,000	203,376
Enterprise Products Operating LP, 5.65%, 2013	354,000	375,417
Enterprise Products Partners LP, 6.3%, 2017	540,000	581,625
Kinder Morgan Energy Partners, 6.85%, 2020	370,000	404,126
Kinder Morgan Energy Partners LP, 5.125%, 2014	410,000	426,020
Kinder Morgan Energy Partners LP, 7.4%, 2031	581,000	643,162
Spectra Energy Capital LLC, 8%, 2019	942,000	1,110,785
Williams Cos., Inc., 7.125%, 2011	675,000	715,720

		$6,611,704

Network & Telecom - 4.1%
AT&T, Inc., 5.1%, 2014	$1,026,000	$1,106,200
CenturyTel, Inc., 7.6%, 2039	870,000	866,983
Qwest Corp., 7.875%, 2011	1,010,000	1,041,563
Qwest Corp., 8.375%, 2016 (n)	70,000	72,450
Telecom Italia Capital, 7.175%, 2019	351,000	391,661
Telefonica Europe B.V., 7.75%, 2010	981,000	1,037,696
Telemar Norte Leste S.A., 9.5%, 2019 (n)	321,000	383,595
Verizon Communications, Inc., 8.95%, 2039	660,000	904,177
Verizon New York, Inc., 6.875%, 2012	635,000	690,639
Windstream Corp., 8.625%, 2016	800,000	818,000

		$7,312,964

Oil Services - 0.6%
Smith International, Inc., 9.75%, 2019	$850,000	$1,048,766

Other Banks & Diversified Financials - 6.3%
American Express Centurion Bank, 5.55%, 2012	$590,000	$625,330
American Express Co., 8.125%, 2019	720,000	851,538
Banco Bradesco S.A., 6.75%, 2019 (z)	786,000	810,552
Capital One Financial Corp., 8.8%, 2019	1,000,000	1,155,959
Capital One Financial Corp., 10.25%, 2039	510,000	563,560
Citigroup, Inc., 6.125%, 2018	1,460,000	1,437,579
Citigroup, Inc., 8.5%, 2019	428,000	483,141
Citigroup, Inc., 8.125%, 2039	760,000	850,736
Eurasian Development Bank, 7.375%, 2014 (z)	433,000	447,073
Nordea Bank AB, 5.424% to 2015, FRN to 2049 (n)	412,000	337,840
Resona Bank Ltd., 5.85% to 2016, FRN to 2049 (n)	1,051,000	909,115
Svenska Handelsbanken AB, 4.875%, 2014 (n)	990,000	1,035,623
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	547,000	411,344
UFJ Finance Aruba AEC, 6.75%, 2013	1,028,000	1,142,339
Woori America Bank, 7%, 2015 (n)	263,000	283,608

		$11,345,337

Pharmaceuticals - 0.2%
Watson Pharmaceuticals, Inc., 6.125%, 2019	$250,000	$262,924

Pollution Control - 0.7%
Allied Waste North America, Inc., 6.875%, 2017	$1,110,000	$1,172,356

Precious Metals & Minerals - 0.7%
Teck Resources Ltd., 10.25%, 2016	$790,000	$892,700
Teck Resources Ltd., 6.125%, 2035	409,000	347,650

		$1,240,350

Printing & Publishing - 0.2%
Pearson PLC, 5.5%, 2013 (n)	$260,000	$270,519

4

PORTFOLIO OF INVESTMENTS     9/30/09 (Unaudited) - continued

MFS Bond Portfolio

Issuer	Shares/Par	Value ($)
BONDS - continued
Railroad & Shipping - 1.0%
Canadian Pacific Railway Co., 6.5%, 2018	$430,000	$468,097
CSX Corp., 6.3%, 2012	826,000	896,379
CSX Corp., 7.375%, 2019	165,000	194,169
Kansas City Southern, 7.375%, 2014	330,000	320,100

		$1,878,745

Real Estate - 2.9%
HRPT Properties Trust, REIT, 6.25%, 2016	$1,027,000	$942,124
Kimco Realty Corp., REIT, 6.875%, 2019	402,000	411,150
Liberty Property LP, REIT, 5.5%, 2016	660,000	594,587
ProLogis, REIT, 5.75%, 2016	933,000	834,549
Simon Property Group, Inc., REIT, 6.35%, 2012	629,000	668,718
Simon Property Group, Inc., REIT, 5.75%, 2015	1,200,000	1,227,494
Wea Finance B.V., 6.75%, 2019 (n)	600,000	606,899

		$5,285,521

Restaurants - 0.3%
YUM! Brands, Inc., 8.875%, 2011	$466,000	$509,974

Retailers - 1.9%
Autozone, Inc., 5.75%, 2015	$490,000	$521,710
Home Depot, Inc., 5.875%, 2036	756,000	733,476
J.C. Penney Corp., Inc., 8%, 2010	81,000	82,823
Macy’s, Inc., 6.625%, 2011	1,236,000	1,248,775
Staples, Inc., 7.75%, 2011	370,000	399,573
Staples, Inc., 9.75%, 2014	335,000	402,415

		$3,388,772

Specialty Chemicals - 0.4%
Ashland, Inc., 9.125%, 2017 (n)	$685,000	$732,950

Steel - 0.4%
CSN Islands XI Corp., 6.875%, 2019 (z)	$765,000	$769,781

Supermarkets - 0.6%
Delhaize America, Inc., 9%, 2031	$360,000	$473,684
Kroger Co., 6.4%, 2017	574,000	635,104

		$1,108,788

Supranational - 0.3%
Corporacion Andina de Fomento, 6.875%, 2012	$481,000	$519,290

Telecommunications - Wireless - 0.7%
Rogers Cable, Inc., 5.5%, 2014	$364,000	$389,693
Rogers Wireless, Inc., 7.25%, 2012	535,000	604,697
Vodafone Group PLC, 5.625%, 2017	201,000	213,018

		$1,207,408

Telephone Services - 0.7%
Embarq Corp., 7.082%, 2016	$540,000	$586,741
Frontier Communications Corp., 8.25%, 2014	700,000	721,000

		$1,307,741

Tobacco - 3.3%
Altria Group, Inc., 9.95%, 2038	$1,510,000	$2,052,990
BAT International Finance PLC, 9.5%, 2018 (n)	600,000	778,216
Lorillard Tobacco Co., 8.125%, 2019	920,000	1,044,083
Reynolds American, Inc., 7.25%, 2012	881,000	946,297
Reynolds American, Inc., 6.75%, 2017	1,100,000	1,143,515

		$5,965,101

Transportation - Services - 0.7%
Erac USA Finance Co., 6.375%, 2017 (n)	$200,000	$200,790
Erac USA Finance Co., 7%, 2037 (n)	1,070,000	1,001,637

		$1,202,427

Utilities - Electric Power - 8.8%
AES Corp., 9.75%, 2016 (n)	$725,000	$790,250
Allegheny Energy Supply Co. LLC, 8.25%, 2012 (n)	1,110,000	1,222,754
Beaver Valley Funding Corp., 9%, 2017	815,000	832,987
CenterPoint Energy, Inc., 5.95%, 2017	450,000	439,310
DPL, Inc., 6.875%, 2011	614,000	661,161
Duke Energy Corp., 5.65%, 2013	930,000	996,345
EDP Finance B.V., 6%, 2018 (n)	1,010,000	1,091,646
Enel Finance International S.A., 5.125%, 2019	990,000	985,644
Enersis S.A., 7.375%, 2014	686,000	756,854
Exelon Generation Co. LLC, 5.2%, 2019	200,000	202,189
Exelon Generation Co. LLC, 6.25%, 2039	800,000	816,530
FirstEnergy Corp., 6.8%, 2039 (n)	680,000	720,760
Mirant Americas Generation LLC, 8.3%, 2011	1,210,000	1,231,175
NiSource Finance Corp., 7.875%, 2010	773,000	813,208
NorthWestern Corp., 5.875%, 2014	680,000	716,600
NRG Energy, Inc., 7.375%, 2016	920,000	890,100
Oncor Electric Delivery Co., 6.8%, 2018	561,000	645,496
Progress Energy, Inc., 7.05%, 2019	380,000	442,449
PSEG Power LLC, 5.5%, 2015	284,000	305,101
System Energy Resources, Inc., 5.129%, 2014 (z)	496,996	492,742
Waterford 3 Funding Corp., 8.09%, 2017	757,209	790,132

		$15,843,433

Total Bonds		$172,408,731

5

PORTFOLIO OF INVESTMENTS     9/30/09 (Unaudited) - continued

MFS Bond Portfolio

Issuer	Shares/Par	Value ($)
PREFERRED STOCKS - 0.1%
Financial Institutions - 0.1%
Preferred Blocker, Inc., 7% (z)	129	$75,018

MONEY MARKET FUNDS (v) - 2.9%
MFS Institutional Money Market Portfolio, 0.16%, at Net Asset Value	5,245,418	$5,245,418

Total Investments		$177,729,167

OTHER ASSETS, LESS LIABILITIES - 1.0%		1,828,634

NET ASSETS - 100.0%		$179,557,801

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $30,455,234, representing 17.0% of net assets.
(p)	Payment-in-kind security.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
ARCap REIT, Inc., CDO, “G”, 6.088%, 2045	9/21/04	$328,812	$35,000
Banco Bradesco S.A., 6.75%, 2019	9/22/09	786,000	810,552
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.046%, 2040	3/01/06	470,000	198,857
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011	7/02/03 - 3/08/07	381,061	376,018
CSN Islands XI Corp., 6.875%, 2019	9/14/09 - 9/21/09	778,488	769,781
Case New Holland, Inc., 7.75%, 2013	8/11/09 - 8/12/09	878,201	897,490
Cenovus Energy, Inc., 5.7%, 2019	9/15/09	699,531	717,773
DIRECTV Holdings LLC, 5.875%, 2019	9/14/09	486,369	486,938
DLJ Commercial Mortgage Corp., 6.04%, 2031	7/23/04	615,454	631,137
Del Monte Foods Co., 7.5%, 2019	9/17/09 - 9/21/09	1,488,034	1,499,850
Eurasian Development Bank, 7.375%, 2014	9/22/09 - 9/24/09	438,575	447,073
Falcon Franchise Loan LLC, 6.5%, 2014	7/15/05	411,858	132,000
Falcon Franchise Loan LLC, FRN, 4.945%, 2025	1/29/03	213,209	141,741
GMAC LLC, 7.25%, 2011	12/26/08	550,122	586,163
GMAC LLC, FRN, 6.02%, 2033	3/20/02	773,586	646,290
National Agricultural Co., 5%, 2014	9/23/09 - 9/24/09	533,827	539,691
PNC Mortgage Acceptance Corp., FRN, 7.1%, 2032	3/25/08	800,000	784,665
Petronas Capital Ltd., 5.25%, 2019	8/05/09 - 8/07/09	985,078	1,021,711
Preferred Blocker, Inc., 7% (Preferred Stock)	12/26/08	99,330	75,018
Prudential Securities Secured Financing Corp., FRN, 7.299%, 2013	12/06/04	629,481	498,517
Spirit Master Funding LLC, 5.05%, 2023	10/04/05	396,254	247,497
System Energy Resources, Inc., 5.129%, 2014	4/16/04 - 9/08/04	497,279	492,742
Votorantim Celulose e Papel S.A., 6.625%, 2019	9/18/09	633,262	636,604

Total Restricted Securities			$12,673,108
% of Net Assets			7.1%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

6

PORTFOLIO OF INVESTMENTS     9/30/09 (Unaudited) - continued

MFS Bond Portfolio

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

7

MFS Bond Portfolio

Supplemental Information (Unaudited) 9/30/09 - continued

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of September 30, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$—	$75,018	$—	$75,018
Non-U.S. Sovereign Debt	—	9,340,679	—	9,340,679
Corporate Bonds	—	121,640,845	—	121,640,845
Residential Mortgage-Backed Securities	—	372,054	—	372,054
Commercial Mortgage-Backed Securities	—	10,991,320	—	10,991,320
Asset-Backed Securities (including CDOs)	—	774,374	—	774,374
Foreign Bonds	—	29,289,459	—	29,289,459
Mutual Funds	5,245,418	—	—	5,245,418

Total Investments	$5,245,418	$172,483,749	$—	$177,729,167

Other Financial Instruments
Swaps	—	$(573,193)	—	$(573,193)

For further information regarding security characteristics, see the Portfolio of Investments

8

MFS Bond Portfolio

Supplemental Information (Unaudited) 9/30/09 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$175,240,020

Gross unrealized appreciation	$9,981,467
Gross unrealized depreciation	(7,492,320)

Net unrealized appreciation (depreciation)	$2,489,147

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Derivative Contracts at 9/30/09

Swap Agreements at 9/30/09

Expiration		Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives
Credit Default Swaps
6/20/13	USD	360,000	Morgan Stanley Capital Services, Inc.	(1)	1.48% (fixed rate)	$1,559

Liability Derivatives
Credit Default Swaps
12/20/12	USD	910,000	Merrill Lynch International	1.0% (fixed rate)	(2)	$(573,947)
3/20/14	USD	280,000	Morgan Stanley Capital Services, Inc.	(1)	1.75% (fixed rate)	(805)

						$(574,752)

(1)	Fund, as protection buyer, to receive notional amount upon a defined credit event by Weyerhaeuser Co., 7.125%, 7/15/23.
(2)	Fund, as protection seller, to pay notional amount upon a defined credit event by MBIA, Inc., 1.756%, 10/06/10, a BB+ rated bond. The fund entered into the contract to gain issuer exposure.

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap, the reference obligation for which may be either a single security or, in the case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Each reference security, including each individual security within a reference basket of securities, is assigned a rating from Moody’s Investor Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 International Swaps and Derivatives Association (ISDA) Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap’s notional amount.

At September 30, 2009, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

9

MFS Bond Portfolio

Supplemental Information (Unaudited) 9/30/09 - continued

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	60,689,453	(55,444,035)	5,245,418

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$7,187	$5,245,418

10

MFS® Capital Appreciation Portfolio

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

9/30/09

PORTFOLIO OF INVESTMENTS     9/30/09 (Unaudited)

MFS Capital Appreciation Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 98.0%
Aerospace - 3.5%
Precision Castparts Corp.	14,600	$1,487,302
United Technologies Corp.	135,870	8,278,559

		$9,765,861

Alcoholic Beverages - 1.4%
Companhia de Bebidas das Americas, ADR	17,700	$1,456,002
Diageo PLC	155,590	2,387,101

		$3,843,103

Apparel Manufacturers - 4.6%
LVMH Moet Hennessy Louis Vuitton S.A.	43,230	$4,347,899
NIKE, Inc., “B”	131,610	8,515,167

		$12,863,066

Biotechnology - 2.0%
Genzyme Corp. (a)	99,730	$5,657,683

Broadcasting - 2.3%
Grupo Televisa S.A., ADR	45,800	$851,422
Omnicom Group, Inc.	150,310	5,552,451

		$6,403,873

Brokerage & Asset Managers - 2.5%
Charles Schwab Corp.	213,610	$4,090,631
CME Group, Inc.	9,480	2,921,641

		$7,012,272

Business Services - 13.1%
Accenture Ltd., “A”	311,670	$11,615,941
Amdocs Ltd. (a)	63,490	1,706,611
Automatic Data Processing, Inc.	40,550	1,593,615
Dun & Bradstreet Corp.	70,180	5,285,958
Fidelity National Information Services, Inc.	65,880	1,680,599
MasterCard, Inc., “A”	44,450	8,985,567
Visa, Inc., “A”	16,480	1,138,933
Western Union Co.	255,860	4,840,871

		$36,848,095

Cable TV - 0.6%
DIRECTV Group, Inc. (a)	65,730	$1,812,833

Chemicals - 1.0%
3M Co.	36,710	$2,709,198

Computer Software - 3.5%
Oracle Corp.	468,810	$9,770,000

Computer Software - Systems - 5.0%
Apple, Inc. (a)	26,390	$4,891,914
EMC Corp. (a)	58,940	1,004,338
Hewlett-Packard Co.	89,050	4,204,050
International Business Machines Corp.	33,700	4,030,857

		$14,131,159

Consumer Products - 5.4%
Colgate-Palmolive Co.	84,760	$6,465,493
Procter & Gamble Co.	147,390	8,536,829

		$15,002,322

Electrical Equipment - 4.9%
Danaher Corp.	115,240	$7,757,957
Rockwell Automation, Inc.	94,310	4,017,606
W.W. Grainger, Inc.	22,430	2,004,345

		$13,779,908

Electronics - 3.0%
National Semiconductor Corp.	185,130	$2,641,805
Samsung Electronics Co. Ltd., GDR	8,551	2,915,891
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	255,475	2,800,006

		$8,357,702

Energy - Integrated - 3.3%
Chevron Corp.	70,490	$4,964,611
Exxon Mobil Corp.	15,600	1,070,316
Hess Corp.	35,020	1,872,169
Marathon Oil Corp.	45,720	1,458,468

		$9,365,564

Food & Beverages - 5.9%
Groupe Danone	53,080	$3,198,639
Mead Johnson Nutrition Co., “A”	70,970	3,201,457
Nestle S.A.	57,882	2,466,534
PepsiCo, Inc.	130,920	7,679,767

		$16,546,397

Food & Drug Stores - 2.9%
CVS Caremark Corp.	230,522	$8,238,856

Gaming & Lodging - 0.6%
Starwood Hotels & Resorts Worldwide, Inc.	52,050	$1,719,211

General Merchandise - 0.6%
Target Corp.	36,610	$1,708,955

Internet - 3.8%
eBay, Inc. (a)	65,140	$1,537,955
Google, Inc., “A” (a)	18,320	9,083,972

		$10,621,927

Major Banks - 2.6%
Bank of New York Mellon Corp.	96,501	$2,797,564
State Street Corp.	86,130	4,530,438

		$7,328,002

Medical & Health Technology & Services - 2.6%
Laboratory Corp. of America Holdings (a)	23,760	$1,561,032
Medco Health Solutions, Inc. (a)	31,360	1,734,522
Patterson Cos., Inc. (a)	109,840	2,993,140
VCA Antech, Inc. (a)	37,860	1,018,055

		$7,306,749

Medical Equipment - 9.5%
Becton, Dickinson and Co.	33,830	$2,359,642
DENTSPLY International, Inc.	160,620	5,547,815

1

PORTFOLIO OF INVESTMENTS     9/30/09 (Unaudited) - continued

MFS Capital Appreciation Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Medical Equipment - continued
Medtronic, Inc.	178,890	$6,583,152
St. Jude Medical, Inc. (a)	71,280	2,780,633
Synthes, Inc.	11,170	1,346,264
Thermo Fisher Scientific, Inc. (a)	77,430	3,381,368
Waters Corp. (a)	81,430	4,548,680

		$26,547,554

Metals & Mining - 0.5%
BHP Billiton Ltd., ADR	21,660	$1,429,777

Network & Telecom - 4.5%
Cisco Systems, Inc. (a)	530,790	$12,494,797

Oil Services - 2.8%
Halliburton Co.	178,590	$4,843,361
Noble Corp.	80,650	3,061,474

		$7,904,835

Pharmaceuticals - 4.1%
Abbott Laboratories	97,310	$4,813,926
Allergan, Inc.	46,290	2,627,420
Johnson & Johnson	66,740	4,063,799

		$11,505,145

Specialty Chemicals - 0.5%
Praxair, Inc.	15,540	$1,269,463

Specialty Stores - 1.0%
Staples, Inc.	115,450	$2,680,749

Total Common Stocks		$274,625,056

MONEY MARKET FUNDS (v) - 0.9%
MFS Institutional Money Market Portfolio, 0.16%, at Net Asset Value	2,459,695	$2,459,695

Total Investments		$277,084,751

OTHER ASSETS, LESS LIABILITIES - 1.1%		3,118,544

NET ASSETS - 100.0%		$280,203,295

(a)	Non-income producing security.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
GDR	Global Depository Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Capital Appreciation Portfolio

Supplemental Information (Unaudited) 9/30/2009

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of September 30, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$274,625,056	$—	$—	$274,625,056
Mutual Funds	2,459,695	—	—	2,459,695

Total Investments	$277,084,751	$—	$—	$277,084,751

For further information regarding security characteristics, see the Portfolio of Investments.

3

MFS Capital Appreciation Portfolio

Supplemental Information (Unaudited) 9/30/2009 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$267,847,902

Gross unrealized appreciation	$26,948,996
Gross unrealized depreciation	(17,712,147)

Net unrealized appreciation (depreciation)	$9,236,849

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	4,249,723	38,798,354	(40,588,382)	2,459,695

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$7,849	$2,459,695

4

MFS® Core Equity Portfolio

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

9/30/09

PORTFOLIO OF INVESTMENTS     9/30/09 (Unaudited)

MFS Core Equity Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 99.3%
Aerospace - 2.6%
Goodrich Corp.	12,090	$656,971
Honeywell International, Inc.	8,300	308,345
Lockheed Martin Corp.	12,090	943,987
Precision Castparts Corp.	3,340	340,246
United Technologies Corp.	20,960	1,277,093

		$3,526,642

Airlines - 0.1%
Copa Holdings S.A., “A”	3,310	$147,262

Apparel Manufacturers - 0.9%
NIKE, Inc., “B”	18,800	$1,216,360

Biotechnology - 1.9%
Amgen, Inc. (a)	18,670	$1,124,494
Genzyme Corp. (a)	26,021	1,476,171

		$2,600,665

Broadcasting - 1.5%
Discovery Communications, Inc., “A” (a)	10,730	$309,990
Omnicom Group, Inc.	7,170	264,860
Time Warner, Inc.	21,303	613,100
Walt Disney Co.	29,360	806,226

		$1,994,176

Brokerage & Asset Managers - 1.6%
Affiliated Managers Group, Inc. (a)	4,260	$276,943
Charles Schwab Corp.	13,770	263,696
CME Group, Inc.	2,150	662,609
GFI Group, Inc.	44,690	323,109
Invesco Ltd.	18,710	425,840
MarketAxess Holdings, Inc. (a)	23,040	277,632

		$2,229,829

Business Services - 2.1%
Accenture Ltd., “A”	22,660	$844,538
Amdocs Ltd. (a)	15,190	408,307
Dun & Bradstreet Corp.	6,360	479,035
MasterCard, Inc., “A”	2,840	574,106
Western Union Co.	27,120	513,110

		$2,819,096

Cable TV - 1.0%
Comcast Corp., “Special A”	22,160	$356,333
DIRECTV Group, Inc. (a)	22,950	632,961
Time Warner Cable, Inc.	9,310	401,168

		$1,390,462

Chemicals - 1.3%
3M Co.	7,180	$529,884
Celanese Corp.	21,980	549,500
Monsanto Co.	9,000	696,600

		$1,775,984

Computer Software - 4.1%
Adobe Systems, Inc. (a)	57,180	$1,889,227
MicroStrategy, Inc., “A” (a)	30,260	2,164,800
Oracle Corp.	78,000	1,625,520

		$5,679,547

Computer Software - Systems - 5.2%
Apple, Inc. (a)	20,390	$3,779,694
Dell, Inc. (a)	89,290	1,362,565
Hewlett-Packard Co.	43,220	2,040,416

		$7,182,675

Construction - 0.6%
Lennar Corp., “A”	31,600	$450,300
Sherwin-Williams Co.	5,220	314,035

		$764,335

Consumer Products - 2.3%
Church & Dwight Co., Inc.	4,500	$255,330
Kimberly-Clark Corp.	11,900	701,862
Procter & Gamble Co.	37,720	2,184,742

		$3,141,934

Consumer Services - 0.6%
Capella Education Co. (a)	9,330	$628,282
Priceline.com, Inc. (a)	1,540	255,363

		$883,645

Containers - 0.8%
Owens-Illinois, Inc. (a)	30,220	$1,115,118

Electrical Equipment - 2.6%
AMETEK, Inc.	17,840	$622,794
Danaher Corp.	22,280	1,499,890
Rockwell Automation, Inc.	17,280	736,128
Tyco Electronics Ltd.	31,790	708,281

		$3,567,093

Electronics - 4.3%
First Solar, Inc. (a)	1,450	$221,647
Flextronics International Ltd. (a)	95,779	714,511
Hittite Microwave Corp. (a)	15,460	568,619
Intel Corp.	115,760	2,265,423
Marvell Technology Group Ltd. (a)	49,520	801,729
National Semiconductor Corp.	56,790	810,393
Silicon Laboratories, Inc. (a)	5,280	244,781
Tessera Technologies, Inc. (a)	9,480	264,397

		$5,891,500

Energy - Independent - 3.6%
Anadarko Petroleum Corp.	10,740	$673,720
Apache Corp.	12,750	1,170,833
CONSOL Energy, Inc.	6,040	272,464
Denbury Resources, Inc. (a)	16,440	248,737
Nexen, Inc.	29,200	663,829
Noble Energy, Inc.	8,370	552,085
Occidental Petroleum Corp.	12,800	1,003,520
XTO Energy, Inc.	10,360	428,075

		$5,013,263

Energy - Integrated - 4.8%
Chevron Corp.	38,180	$2,689,017
Exxon Mobil Corp. (s)	34,506	2,367,457
Hess Corp.	11,890	635,639
Marathon Oil Corp.	18,810	600,039
Suncor Energy, Inc.	9,800	338,688

		$6,630,840

1

PORTFOLIO OF INVESTMENTS     9/30/09 (Unaudited) - continued

MFS Core Equity Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Engineering - Construction - 0.7%
Fluor Corp.	13,780	$700,713
North American Energy Partners, Inc. (a)	40,260	241,560

		$942,273

Food & Beverages - 3.7%
Coca-Cola Co.	12,710	$682,527
Flowers Foods, Inc.	9,300	244,497
General Mills, Inc.	23,100	1,487,178
J.M. Smucker Co.	5,550	294,206
Kellogg Co.	22,880	1,126,382
PepsiCo, Inc. (s)	20,707	1,214,673

		$5,049,463

Food & Drug Stores - 1.0%
CVS Caremark Corp.	30,780	$1,100,077
Kroger Co.	15,130	312,283

		$1,412,360

Gaming & Lodging - 0.7%
International Game Technology	16,680	$358,286
Las Vegas Sands Corp. (a)	14,000	235,760
Royal Caribbean Cruises Ltd. (a)	13,220	318,338

		$912,384

General Merchandise - 1.7%
Target Corp.	32,620	$1,522,702
Wal-Mart Stores, Inc.	17,990	883,129

		$2,405,831

Health Maintenance Organizations - 0.7%
WellPoint, Inc. (a)	19,110	$905,050

Insurance - 3.1%
ACE Ltd.	4,290	$229,343
Allied World Assurance Co. Holdings Ltd.	20,000	958,600
Chubb Corp.	6,570	331,194
Hartford Financial Services Group, Inc.	34,800	922,200
MetLife, Inc.	28,130	1,070,909
Prudential Financial, Inc.	3,470	173,188
Travelers Cos., Inc.	12,330	607,006

		$4,292,440

Internet - 1.6%
Google, Inc., “A” (a)	4,450	$2,206,533

Leisure & Toys - 0.3%
Hasbro, Inc.	14,000	$388,500

Machinery & Tools - 0.8%
Bucyrus International, Inc.	9,600	$341,952
Gardner Denver, Inc. (a)	10,700	373,216
RTI International Metals, Inc. (a)	12,820	319,346

		$1,034,514

Major Banks - 7.2%
Bank of America Corp.	144,680	$2,447,986
Bank of New York Mellon Corp.	23,735	688,078
Goldman Sachs Group, Inc.	8,720	1,607,532
JPMorgan Chase & Co. (s)	67,040	2,937,693
Regions Financial Corp.	83,480	518,411
State Street Corp.	18,990	998,874
SunTrust Banks, Inc.	30,400	685,520

		$9,884,094

Medical & Health Technology & Services - 1.5%
DaVita, Inc. (a)	10,300	$583,392
Express Scripts, Inc. (a)	7,740	600,469
Laboratory Corp. of America Holdings (a)	8,100	532,170
VCA Antech, Inc. (a)	10,540	283,421

		$1,999,452

Medical Equipment - 2.6%
Becton, Dickinson and Co.	10,200	$711,450
Medtronic, Inc.	18,400	677,120
NxStage Medical, Inc. (a)	16,560	110,786
NxStage Medical, Inc. (a)(z)	68,214	456,352
St. Jude Medical, Inc. (a)	21,100	823,111
Thermo Fisher Scientific, Inc. (a)	9,160	400,017
Waters Corp. (a)	7,810	436,267

		$3,615,103

Metals & Mining - 0.8%
Cameco Corp.	8,630	$239,914
Cliffs Natural Resources, Inc.	15,900	514,524
Steel Dynamics, Inc.	20,700	317,538

		$1,071,976

Natural Gas - Distribution - 0.5%
EQT Corp.	10,550	$449,430
Sempra Energy	4,740	236,099

		$685,529

Natural Gas - Pipeline - 0.4%
Williams Cos., Inc.	28,990	$518,051

Network & Telecom - 2.2%
Ciena Corp. (a)	38,180	$621,570
Cisco Systems, Inc. (a)	104,550	2,461,107

		$3,082,677

Oil Services - 2.0%
Exterran Holdings, Inc. (a)	24,880	$590,651
Halliburton Co.	25,110	680,983
Helmerich & Payne, Inc.	3,250	128,473
Noble Corp.	10,620	403,135
Pride International, Inc. (a)	15,400	468,776
Smith International, Inc.	14,940	428,778

		$2,700,796

Other Banks & Diversified Financials - 1.2%
Discover Financial Services	19,740	$320,380
Euro Dekania Ltd. (a)(z)	100,530	188,301
NewAlliance Bancshares, Inc.	38,050	407,135
Ocwen Financial Corp. (a)	37,180	420,878
SVB Financial Group (a)	8,100	350,487

		$1,687,181

2

PORTFOLIO OF INVESTMENTS     9/30/09 (Unaudited) - continued

MFS Core Equity Portfolio

Issuer			Shares/Par	Value ($)
COMMON STOCKS - continued
Personal Computers & Peripherals - 0.4%
Nuance Communications, Inc. (a)			38,500	$575,960

Pharmaceuticals - 6.0%
Abbott Laboratories			43,890	$2,171,238
Johnson & Johnson			37,480	2,282,157
Merck & Co., Inc.			28,790	910,628
Pfizer, Inc.			95,950	1,587,973
Teva Pharmaceutical Industries Ltd., ADR			17,870	903,507
Wyeth			7,180	348,804

				$8,204,307

Pollution Control - 0.4%
Republic Services, Inc.			21,690	$576,303

Precious Metals & Minerals - 0.3%
Goldcorp, Inc.			2,780	$112,229
Teck Resources Ltd., “B” (a)			11,900	327,885

				$440,114

Printing & Publishing - 0.6%
Lamar Advertising Co., “A” (a)			20,400	$559,776
Moody’s Corp.			15,860	324,496

				$884,272

Railroad & Shipping - 1.0%
Canadian National Railway Co.			18,460	$904,355
Union Pacific Corp.			7,050	411,368

				$1,315,723

Real Estate - 1.9%
Annaly Mortgage Management, Inc., REIT			43,650	$791,811
Entertainment Property Trust, REIT			28,500	972,990
Kilroy Realty Corp., REIT			17,850	495,159
Mack-Cali Realty Corp., REIT			12,730	411,561

				$2,671,521

Restaurants - 0.2%
P.F. Chang’s China Bistro, Inc. (a)			9,920	$336,982

Specialty Chemicals - 0.9%
Praxair, Inc.			11,200	$914,928
Rockwood Holdings, Inc. (a)			15,900	327,063

				$1,241,991

Specialty Stores - 3.7%
Abercrombie & Fitch Co., “A”			26,130	$859,154
Advance Auto Parts, Inc.			16,170	635,158
Home Depot, Inc.			45,280	1,206,259
J. Crew Group, Inc. (a)			9,700	347,454
Nordstrom, Inc.			23,250	710,055
Staples, Inc.			26,810	622,528
Tiffany & Co.			19,710	759,426

				$5,140,034

Telecommunications - Wireless - 0.5%
Cellcom Israel Ltd.			14,840	$451,581
Rogers Communications, Inc., “B”			6,490	183,246
Sprint Nextel Corp. (a)			16,700	65,965

				$700,792

Telephone Services - 2.5%
American Tower Corp., “A” (a)			13,900	$505,960
AT&T, Inc. (s)			92,900	2,509,229
CenturyTel, Inc.			14,190	476,784

				$3,491,973

Tobacco - 1.9%
Lorillard, Inc.			7,570	$562,451
Philip Morris International, Inc.			43,090	2,100,207

				$2,662,658

Trucking - 1.1%
Expeditors International of
Washington, Inc.			18,800	$660,820
FedEx Corp.			3,760	282,827
Landstar System, Inc.			14,530	553,012

				$1,496,659

Utilities - Electric Power - 3.3%
American Electric Power Co., Inc.			17,490	$542,015
CMS Energy Corp.			40,420	541,628
Dominion Resources, Inc.			6,100	210,450
NRG Energy, Inc. (a)			14,100	397,479
PG&E Corp.			15,170	614,233
PPL Corp.			18,700	567,358
Progress Energy, Inc.			16,100	628,866
Public Service Enterprise Group, Inc.			17,020	535,109
Wisconsin Energy Corp.			11,710	528,941

				$4,566,079

Total Common Stocks				$136,670,001

	Strike Price	First Exercise
WARRANTS - 0.1%
Medical Equipment - 0.1%
NxStage Medical, Inc. (1 share for 1 warrant) (a)(z)	$5.50	5/23/08	13,643	$59,535

MONEY MARKET FUNDS (v) - 0.6%
MFS Institutional Money Market Portfolio, 0.16%, at Net Asset Value			826,877	$826,877

Total Investments				$137,556,413

OTHER ASSETS, LESS LIABILITIES - 0.0%				44,606

NET ASSETS - 100.0%				$137,601,019

(a)	Non-income producing security.

3

PORTFOLIO OF INVESTMENTS     9/30/09 (Unaudited) - continued

MFS Core Equity Portfolio

(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short. At September 30, 2009, the value of securities pledged amounted to $174,896. At September 30, 2009, the fund had no short sales outstanding.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Euro Dekania Ltd.	3/08/07 - 6/25/07	$1,412,164	$188,301
NxStage Medical, Inc. (Warrants)	5/22/08	37,441	59,535
NxStage Medical, Inc.	5/22/08	269,523	456,352

Total Restricted Securities			$704,188
% of Net Assets			0.5%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

MFS Core Equity Portfolio

Supplemental Information (Unaudited) 9/30/09

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of September 30, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$131,102,985	$515,887	$—	$131,618,872
Canada	3,011,706	—	—	3,011,706
Israel	1,355,088	—	—	1,355,088
United Kingdom	408,307	—	188,301	596,608
Panama	147,262	—	—	147,262
Mutual Funds	826,877	—	—	826,877

Total Investments	$136,852,225	$515,887	$188,301	$137,556,413

For further information regarding security characteristics, see the Portfolio of Investments.

5

MFS Core Equity Portfolio

Supplemental Information (Unaudited) 9/30/09 - continued

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of Level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 12/31/08	$291,503
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(103,202)
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of 09/30/09	$188,301

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$137,902,154

Gross unrealized appreciation	$13,623,393
Gross unrealized depreciation	(13,969,134)

Net unrealized appreciation (depreciation)	$(345,741)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	14,406,234	(13,579,357)	826,877

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—		$1,905	$826,877

6

MFS® Growth Portfolio

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

9/30/09

PORTFOLIO OF INVESTMENTS     9/30/09 (Unaudited)

MFS Growth Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 97.9%
Aerospace - 0.9%
Goodrich Corp.	16,930	$919,976
Lockheed Martin Corp.	6,250	488,000

		$1,407,976

Apparel Manufacturers - 1.0%
Coach, Inc.	29,020	$955,338
NIKE, Inc., “B”	11,250	727,875

		$1,683,213

Biotechnology - 2.5%
Celgene Corp. (a)	15,470	$864,773
Genzyme Corp. (a)	19,040	1,080,139
Gilead Sciences, Inc. (a)	37,590	1,750,942
Human Genome Sciences, Inc. (a)	17,900	336,878

		$4,032,732

Broadcasting - 0.4%
Discovery Communications, Inc., “A” (a)	20,370	$588,489

Brokerage & Asset Managers - 3.8%
Affiliated Managers Group, Inc. (a)	21,360	$1,388,614
BM&F Bovespa S.A.	118,300	872,092
Charles Schwab Corp.	34,770	665,846
CME Group, Inc.	7,940	2,447,029
Franklin Resources, Inc.	8,900	895,340

		$6,268,921

Business Services - 4.0%
Cognizant Technology Solutions Corp., “A” (a)	40,340	$1,559,544
Companhia Brasileira De Meios De Pagamento	18,780	186,358
MasterCard, Inc., “A”	7,680	1,552,512
Visa, Inc., “A”	34,290	2,369,782
Western Union Co.	51,350	971,542

		$6,639,738

Chemicals - 0.4%
Monsanto Co.	8,530	$660,222

Computer Software - 4.1%
Adobe Systems, Inc. (a)	88,540	$2,925,362
Citrix Systems, Inc. (a)	33,330	1,307,536
Oracle Corp.	50,250	1,047,210
VeriSign, Inc. (a)	60,348	1,429,644

		$6,709,752

Computer Software - Systems - 7.6%
Apple, Inc. (a)(s)	34,340	$6,365,606
EMC Corp. (a)	29,190	497,398
Hewlett-Packard Co.	85,640	4,043,064
Mercadolibre, Inc. (a)	14,500	557,670
VMware, Inc. (a)	27,500	1,104,675

		$12,568,413

Consumer Products - 2.4%
Colgate-Palmolive Co.	29,590	$2,257,125
Natura Cosmeticos S.A.	49,130	886,037
Procter & Gamble Co.	14,450	836,944

		$3,980,106

Consumer Services - 2.4%
Alibaba.com Corp. (z)	190,000	$438,278
Capella Education Co. (a)	9,760	657,238
Monster Worldwide, Inc. (a)	30,580	534,538
Priceline.com, Inc. (a)	8,230	1,364,699
Strayer Education, Inc.	4,420	962,146

		$3,956,899

Containers - 0.6%
Owens-Illinois, Inc. (a)	26,720	$985,968

Electrical Equipment - 3.2%
Danaher Corp.	55,710	$3,750,397
Rockwell Automation, Inc.	21,200	903,120
Tyco Electronics Ltd.	28,580	636,762

		$5,290,279

Electronics - 6.1%
ARM Holdings PLC	211,680	$485,794
First Solar, Inc. (a)	3,080	470,809
Flextronics International Ltd. (a)	155,970	1,163,536
Hittite Microwave Corp. (a)	17,400	639,972
Intel Corp.	82,250	1,609,633
Lam Research Corp. (a)	17,900	611,464
Linear Technology Corp.	32,830	907,093
Marvell Technology Group Ltd. (a)	51,460	833,137
MEMC Electronic Materials, Inc. (a)	48,620	808,551
National Semiconductor Corp.	34,860	497,452
Samsung Electronics Co. Ltd.	2,842	1,959,486

		$9,986,927

Energy - Independent - 3.6%
Anadarko Petroleum Corp.	28,890	$1,812,270
Apache Corp.	12,900	1,184,607
Noble Energy, Inc.	27,110	1,788,176
Plains Exploration & Production Co. (a)	23,950	662,457
Southwestern Energy Co. (a)	11,600	495,088

		$5,942,598

Energy - Integrated - 0.5%
Petroleo Brasileiro S.A., ADR	18,850	$865,215

Engineering - Construction - 0.5%
Fluor Corp.	15,480	$787,158

Entertainment - 2.2%
DreamWorks Animation, Inc., “A” (a)	64,120	$2,280,748
TiVo, Inc. (a)	136,940	1,418,698

		$3,699,446

Food & Beverages - 2.1%
Coca-Cola Co.	38,770	$2,081,949
PepsiCo, Inc.	22,410	1,314,571

		$3,396,520

Food & Drug Stores - 1.3%
CVS Caremark Corp.	22,900	$818,446
Walgreen Co.	34,790	1,303,581

		$2,122,027

1

PORTFOLIO OF INVESTMENTS     9/30/09 (Unaudited) - continued

MFS Growth Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Gaming & Lodging - 3.0%
Carnival Corp.	23,440	$780,083
International Game Technology	55,040	1,182,259
Las Vegas Sands Corp. (a)	26,500	446,260
Royal Caribbean Cruises Ltd. (a)	52,600	1,266,608
Starwood Hotels & Resorts Worldwide, Inc.	33,480	1,105,844
Wynn Resorts (Macau) Ltd. (a)	99,200	130,325

		$4,911,379

General Merchandise - 1.1%
Target Corp.	38,030	$1,775,240

Insurance - 0.8%
Berkshire Hathaway, Inc., “B” (a)	200	$664,600
Hartford Financial Services Group, Inc.	24,900	659,850

		$1,324,450

Internet - 4.1%
Google, Inc., “A” (a)	12,390	$6,143,582
Tencent Holdings Ltd.	35,800	579,344

		$6,722,926

Leisure & Toys - 0.6%
THQ, Inc. (a)	138,240	$945,562

Major Banks - 3.6%
Bank of America Corp.	110,430	$1,868,476
Goldman Sachs Group, Inc.	9,100	1,677,585
Morgan Stanley	21,380	660,214
State Street Corp.	32,400	1,704,240

		$5,910,515

Medical & Health Technology & Services - 4.4%
Cerner Corp. (a)	12,900	$964,920
Express Scripts, Inc. (a)	38,240	2,966,659
IDEXX Laboratories, Inc. (a)	25,540	1,277,000
Medco Health Solutions, Inc. (a)	35,790	1,979,545

		$7,188,124

Medical Equipment - 3.7%
Baxter International, Inc.	15,100	$860,851
Becton, Dickinson and Co.	15,200	1,060,200
Conceptus, Inc. (a)	79,950	1,482,273
DENTSPLY International, Inc.	18,930	653,842
St. Jude Medical, Inc. (a)	53,860	2,101,079

		$6,158,245

Metals & Mining - 0.8%
BHP Billiton Ltd., ADR	12,630	$833,706
Freeport-McMoRan Copper & Gold, Inc.	7,000	480,270

		$1,313,976

Network & Telecom - 4.2%
Cisco Systems, Inc. (a)	211,000	$4,966,940
Juniper Networks, Inc. (a)	57,500	1,553,650
Palm, Inc. (a)	24,520	427,384

		$6,947,974

Oil Services - 2.5%
Halliburton Co.	70,540	$1,913,045
Noble Corp.	37,748	1,432,914
Schlumberger Ltd.	13,600	810,560

		$4,156,519

Other Banks & Diversified Financials - 0.6%
American Express Co.	28,700	$972,930

Personal Computers & Peripherals - 0.3%
Nuance Communications, Inc. (a)	35,700	$534,072

Pharmaceuticals - 3.2%
Abbott Laboratories	38,980	$1,928,341
Schering-Plough Corp.	60,980	1,722,685
Teva Pharmaceutical Industries Ltd., ADR	32,960	1,666,458

		$5,317,484

Precious Metals & Minerals - 1.4%
Agnico-Eagle Mines Ltd.	8,520	$578,082
Goldcorp, Inc.	22,110	892,581
Teck Resources Ltd., “B” (a)	28,000	771,960

		$2,242,623

Printing & Publishing - 1.0%
MSCI, Inc., “A” (a)	37,020	$1,096,532
VistaPrint Ltd. (a)	10,100	512,575

		$1,609,107

Railroad & Shipping - 0.5%
Union Pacific Corp.	15,300	$892,755

Specialty Chemicals - 1.7%
Air Products & Chemicals, Inc.	9,500	$737,010
Praxair, Inc.	24,590	2,008,757

		$2,745,767

Specialty Stores - 5.4%
Abercrombie & Fitch Co., “A”	23,920	$786,490
Amazon.com, Inc. (a)	16,620	1,551,643
Ctrip.com International Ltd., ADR (a)	13,490	793,077
Home Depot, Inc.	44,220	1,178,021
J. Crew Group, Inc. (a)	29,900	1,071,018
Nordstrom, Inc.	24,520	748,841
Staples, Inc.	53,110	1,233,214
Tiffany & Co.	23,500	905,455
TJX Cos., Inc.	15,300	568,395

		$8,836,154

Telecommunications - Wireless - 0.5%
America Movil S.A.B. de C.V., “L”, ADR	17,670	$774,476

Telephone Services - 1.4%
American Tower Corp., “A” (a)	64,815	$2,359,266

Tobacco - 1.4%
Philip Morris International, Inc.	46,950	$2,288,343

2

PORTFOLIO OF INVESTMENTS     9/30/09 (Unaudited) - continued

MFS Growth Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Trucking - 1.7%
Expeditors International of Washington, Inc.	28,640	$1,006,696
Landstar System, Inc.	34,960	1,330,578
Old Dominion Freight Lines, Inc. (a)	16,200	492,966

		$2,830,240

Utilities - Electric Power - 0.4%
FPL Group, Inc.	12,180	$672,701

Total Common Stocks		$161,003,427

MONEY MARKET FUNDS (v) - 1.8%
MFS Institutional Money Market Portfolio, 0.16%, at Net Asset Value	2,987,995	$2,987,995

CALL OPTIONS PURCHASED - 0.0%
Century Aluminum Co. - January 2010 @ $15 (a)	676	$23,660

Total Investments		$164,015,082

OTHER ASSETS, LESS LIABILITIES - 0.3%		549,501

NET ASSETS - 100.0%		$164,564,583

(a)	Non-income producing security.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short. At September 30, 2009, the value of securities pledged amounted to $176,102. At September 30, 2009, the fund had no short sales outstanding.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Alibaba.com Corp.	5/05/09 - 5/07/09	$259,375	$438,278
% of Net Assets			0.3%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

MFS Growth Portfolio

Supplemental Information (Unaudited) 9/30/09

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued using an external pricing model that uses market data from a third-party source. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

4

MFS Growth Portfolio

Supplemental Information (Unaudited) 9/30/09 - continued

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of September 30, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$148,290,158	$23,660	$—	$148,313,818
Brazil	2,809,702	—	—	2,809,702
Canada	2,242,623	—	—	2,242,623
South Korea	—	1,959,487	—	1,959,487
China	923,402	1,017,622	—	1,941,024
Israel	1,666,457	—	—	1,666,457
Australia	833,706	—	—	833,706
Mexico	774,476	—	—	774,476
United Kingdom	485,794	—	—	485,794
Mutual Funds	2,987,995	—	—	2,987,995

Total Investments	$161,014,313	$3,000,769	$—	$164,015,082

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$150,633,465

Gross unrealized appreciation	$22,580,798
Gross unrealized depreciation	(9,199,181)

Net unrealized appreciation (depreciation)	$13,381,617

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	24,585,201	(21,597,206)	2,987,995

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$5,284	$2,987,995

5

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

MFS® Emerging Markets Equity Portfolio

9/30/09

PORTFOLIO OF INVESTMENTS     9/30/09 (Unaudited)

MFS Emerging Markets Equity Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 98.7%
Aerospace - 0.1%
Embraer-Empresa Brasileira de Aeronautica S.A., ADR (a)	5,330	$122,270

Airlines - 0.3%
Copa Holdings S.A., “A”	5,270	$234,462

Alcoholic Beverages - 1.0%
Companhia de Bebidas das Americas, ADR	10,730	$882,650

Apparel Manufacturers - 2.9%
Li & Fung Ltd.	414,000	$1,659,415
Stella International Holdings	478,500	802,640

		$2,462,055

Automotive - 2.2%
Hyundai Mobis	8,001	$1,119,148
PT Astra International Tbk.	217,500	749,048

		$1,868,196

Broadcasting - 0.6%
Grupo Televisa S.A., ADR	26,450	$491,706

Brokerage & Asset Managers - 2.9%
BM&F Bovespa S.A.	51,900	$382,600
Bolsa Mexicana de Valores S.A. de C.V. (a)	403,400	499,132
Hong Kong Exchanges & Clearing Ltd.	86,400	1,551,909

		$2,433,641

Business Services - 3.9%
Companhia Brasileira De Meios De Pagamento	44,490	$441,485
Infosys Technologies Ltd., ADR	39,190	1,900,323
Kroton Educacional S.A., IEU	54,496	485,715
Redecard S.A.	33,400	513,745

		$3,341,268

Cable TV - 0.9%
Naspers Ltd.	22,520	$769,463

Chemicals - 0.5%
Israel Chemicals Ltd.	33,500	$384,835

Computer Software - 0.3%
Totvs S.A.	6,000	$294,649

Computer Software - Systems - 2.5%
Acer, Inc.	389,480	$993,448
Hon Hai Precision Industry Co. Ltd.	277,000	1,108,424

		$2,101,872

Conglomerates - 1.1%
First Pacific Co. Ltd.	1,396,000	$934,864

Construction - 2.9%
Anhui Conch Cement Co. Ltd.	148,000	$978,754
Corporacion Moctezuma S.A. de C.V.	186,100	372,283
Duratex S.A., IPS	24,400	386,329
Pretoria Portland Cement Co. Ltd.	103,672	467,849
Urbi Desarrollos Urbanos S.A. de C.V. (a)	131,650	$265,602

		$2,470,817

Consumer Products - 2.2%
Dabur India Ltd.	257,730	$762,930
Hengan International Group Co. Ltd.	82,000	494,151
Kimberly-Clark de Mexico S.A. de C.V., “A”	73,630	308,824
Natura Cosmeticos S.A.	17,910	322,999

		$1,888,904

Electronics - 9.5%
MediaTek, Inc.	58,617	$977,315
Samsung Electronics Co. Ltd.	5,400	3,723,162
Taiwan Semiconductor Manufacturing Co. Ltd.	965,258	1,936,641
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	125,527	1,375,776

		$8,012,894

Energy - Independent - 6.3%
China Shenhua Energy Co. Ltd.	197,500	$852,872
CNOOC Ltd.	989,000	1,337,320
Oil & Natural Gas Corp. Ltd.	45,047	1,097,497
PTT Exploration & Production Ltd.	101,000	436,830
Reliance Industries Ltd. (a)	27,049	1,231,411
Turkiye Petrol Rafinerileri AS	25,635	426,792

		$5,382,722

Energy - Integrated - 8.3%
LUKOIL, ADR	28,930	$1,568,006
OAO Gazprom, ADR	92,059	2,140,372
Petroleo Brasileiro S.A., ADR	71,652	3,288,827

		$6,997,205

Engineering - Construction - 1.2%
Avenge, Inc.	57,857	$333,109
Murray & Roberts Holdings Ltd.	34,279	270,828
Orascom Construction Industries	9,314	398,579

		$1,002,516

Food & Beverages - 0.7%
Grupo Continental S.A.	142,203	$284,469
Tradewinds Berhad	393,300	323,004

		$607,473

Food & Drug Stores - 0.4%
Shoprite Group PLC	45,943	$379,189

Forest & Paper Products - 0.2%
Suzano Papel E Celulose S.A., IPS (a)	16,900	$178,387

Gaming & Lodging - 1.4%
Genting Berhad	616,700	$1,214,603

General Merchandise - 1.1%
Bim Birlesik Magazalar A.S.	12,864	$525,817

1

PORTFOLIO OF INVESTMENTS     9/30/09 (Unaudited) - continued

MFS Emerging Markets Equity Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
General Merchandise - continued
Massmart Holdings Ltd.	31,070	$364,469

		$890,286

Health Maintenance Organizations - 0.5%
OdontoPrev S.A.	21,400	$434,257

Insurance - 2.6%
China Life Insurance	274,000	$1,198,150
Samsung Fire & Marine Insurance Co. Ltd.	4,827	985,325

		$2,183,475

Internet - 0.2%
Universo Online S.A., IPS	29,700	$140,822

Machinery & Tools - 0.2%
Beml Ltd.	8,820	$196,044

Major Banks - 4.1%
Banco Santander Chile, ADR (a)	10,113	$581,902
Bank of China Ltd.	2,314,000	1,210,496
Standard Chartered PLC	52,050	1,270,129
Standard Chartered PLC	17,500	431,261

		$3,493,788

Medical & Health Technology & Services - 0.5%
Diagnosticos da America S.A. (a)	16,400	$424,163

Metals & Mining - 6.2%
Grupo Mexico S.A.B. de C.V., “B” (a)	129,442	$239,665
Mining & Metallurgical Co. Norilsk Nickel, ADR (a)	37,000	458,800
National Aluminum Co. Ltd.	143,103	1,035,381
Steel Authority of India Ltd.	378,499	1,337,159
Usinas Siderurgicas de Minas Gerais S.A., IPS	10,675	281,457
Vale S.A., ADR	80,754	1,867,840

		$5,220,302

Network & Telecom - 1.0%
High Tech Computer Corp.	75,537	$829,431

Oil Services - 0.3%
Tenaris S.A., ADR	7,250	$258,245

Other Banks & Diversified Financials - 8.7%
African Bank Investments Ltd.	95,310	$374,287
Banco Compartamos S.A.	97,100	355,825
Bancolombia S.A., ADR	5,500	236,115
China Construction Bank	2,097,000	1,665,981
China Merchants Bank Co. Ltd.	50,550	111,726
Credicorp Ltd.	3,280	255,053
CSU Cardsystem S.A. (a)	108,920	368,887
Grupo Financiero Banorte S.A. de C.V.	54,000	180,800
Hana Financial Group, Inc.	32,390	1,111,301
Housing Development Finance Corp. Ltd.	20,526	1,182,388
Itau Unibanco Multiplo S.A., ADR	34,948	704,202
Turkiye Garanti Bankasi A.S.	220,276	836,904

		$7,383,469

Pharmaceuticals - 0.7%
Genomma Lab Internacional S.A., “B” (a)	449,300	$603,860

Precious Metals & Minerals - 1.4%
Gold Fields Ltd.	38,500	$520,201
Impala Platinum Holdings Ltd.	29,104	678,009

		$1,198,210

Real Estate - 2.4%
Brasil Brokers Participacoes	146,900	$500,833
China Overseas Land & Investment Ltd.	338,000	724,080
Hang Lung Properties Ltd.	210,000	767,148

		$1,992,061

Specialty Chemicals - 2.0%
LG Chemical Ltd.	9,314	$1,725,311

Specialty Stores - 2.3%
Dufry South America Ltd., BDR	22,640	$382,615
Foschini Ltd.	76,260	629,409
Lewis Group Ltd.	74,092	547,306
Truworths International Ltd.	68,910	389,866

		$1,949,196

Telecommunications - Wireless - 7.0%
America Movil S.A.B. de C.V., “L”, ADR	33,010	$1,446,828
China Mobile Ltd.	77,000	756,171
Egyptian Co. for Mobil Services (Mobinil)	9,880	392,488
Mobile TeleSystems OJSC, ADR	15,852	765,172
MTN Group Ltd.	91,770	1,459,147
Philippine Long Distance Telephone Co.	7,380	376,745
Vimpel-Communications, ADR (a)	25,870	483,769
Vivo Participacoes S.A., ADR	9,170	231,543

		$5,911,863

Telephone Services - 1.3%
Bezeq - The Israel
Telecommunication Corp. Ltd.	182,440	$392,344
China Unicom Ltd., ADR	47,090	670,562

		$1,062,906

Tobacco - 1.6%
British American Tobacco PLC	18,120	$568,455
KT&G Corp.	13,289	805,291

		$1,373,746

Utilities - Electric Power - 2.3%
AES Tiete S.A., IPS	16,000	$180,447
CEZ AS	11,927	636,114
Eletropaulo Metropolitana S.A., IPS	27,520	563,107
Equatorial Energia S.A.	19,300	190,647
Manila Water Co., Inc.	1,094,000	357,894

		$1,928,209

Total Common Stocks		$83,656,285

2

PORTFOLIO OF INVESTMENTS     9/30/09 (Unaudited) - continued

MFS Emerging Markets Equity Portfolio

Issuer	Shares/Par	Value ($)
MONEY MARKET FUNDS (v) - 1.3%
MFS Institutional Money Market Portfolio, 0.16%, at Net Asset Value	1,075,877	$1,075,877

Total Investments		$84,732,162

OTHER ASSETS, LESS LIABILITIES - 0.0%		34,598

NET ASSETS - 100.0%		$84,766,760

(a)	Non-income producing security.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
BDR	Brazilian Depository Receipt
IEU	International Equity Unit
IPS	International Preference Stock
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

MFS Emerging Markets Equity Portfolio

Supplemental Information (Unaudited) 9/30/09

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of September 30, 2009, in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
Brazil	$13,187,859	$—	$—	$13,187,859
China	670,562	9,329,700	—	10,000,262
South Korea	805,291	8,664,246	—	9,469,537
India	4,796,131	3,947,003	—	8,743,134
Taiwan	6,112,611	1,108,424	—	7,221,035
South Africa	5,723,985	1,459,147	—	7,183,132
Hong Kong	1,737,504	3,978,471	—	5,715,975
Russia	5,416,123	—	—	5,416,123
Mexico	5,048,993	—	—	5,048,993
Other Countries	5,125,528	6,544,707	—	11,670,235
Mutual Funds	1,075,877	—	—	1,075,877

Total Investments	$49,700,464	$35,031,698	$—	$84,732,162

Country disclosure is based on the country of domicile. For further information regarding security characteristics, see the Portfolio of Investments

4

MFS Emerging Markets Equity Portfolio

Supplemental Information (Unaudited) 9/30/09 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$71,560,774

Gross unrealized appreciation	$17,312,308
Gross unrealized depreciation	(4,140,920)

Net unrealized appreciation (depreciation)	$13,171,388

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	18,544,949	(17,469,072)	1,075,877

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,814	$1,075,877

(4) Country Weightings

Country weighting percentages of portfolio holdings based on total net assets and the valuation currency of each security, as of September 30, 2009, are as follows:

Brazil	16.0%
China	11.8%
South Korea	11.2%
India	10.3%
Taiwan	8.5%
South Africa	8.5%
Hong Kong	6.7%
Russia	6.4%
Mexico	6.0%
Other Countries	14.6%

5

MFS® Global Governments Portfolio

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

9/30/09

PORTFOLIO OF INVESTMENTS     9/30/09 (Unaudited)

MFS Global Governments Portfolio

Issuer	Shares/Par		Value ($)
BONDS - 93.3%
Foreign Bonds - 72.9%
Belgium - 2.0%
Kingdom of Belgium, 5.5%, 2017	EUR	444,000	$743,775

Brazil - 0.3%
Petrobras International Finance Co., 7.875%, 2019		$99,000	$114,221

Canada - 2.0%
Bayview Commercial Asset Trust, FRN, 0.895%, 2023 (z)	CAD	150,000	$92,533
Canada Housing Trust, 4.6%, 2011 (n)	CAD	280,000	277,534
Government of Canada, 4.5%, 2015	CAD	207,000	211,907
Government of Canada, 4.25%, 2018	CAD	91,000	91,986
Government of Canada, 5.75%, 2033	CAD	47,000	55,968

			$729,928

Chile - 0.3%
Empresa Nacional del Petroleo, 6.25%, 2019 (n)		$100,000	$106,771

Finland - 1.4%
Republic of Finland, 3.875%, 2017	EUR	338,000	$514,757

France - 3.8%
Republic of France, 6%, 2025	EUR	592,000	$1,071,997
Republic of France, 4.75%, 2035	EUR	193,000	311,175

			$1,383,172

Germany - 4.7%
Federal Republic of Germany, 5%, 2011	EUR	209,000	$325,897
Federal Republic of Germany, 3.75%, 2013	EUR	243,000	376,339
Federal Republic of Germany, 6.25%, 2030	EUR	535,000	1,018,315

			$1,720,551

Greece - 2.7%
Republic of Greece, 3.6%, 2016	EUR	675,000	$979,681

Ireland - 3.1%
Republic of Ireland, 4.6%, 2016	EUR	741,000	$1,135,566

Italy - 13.5%
Republic of Italy, 4.75%, 2013	EUR	1,883,000	$2,969,560
Republic of Italy, 5.25%, 2017	EUR	1,224,000	1,998,374

			$4,967,934

Japan - 20.8%
Government of Japan, 1.3%, 2014	JPY	53,000,000	$609,934
Government of Japan, 1.7%, 2017	JPY	366,450,000	4,308,899
Government of Japan, 2.1%, 2024	JPY	119,000,000	1,378,670
Government of Japan, 2.2%, 2027	JPY	92,000,000	1,061,108
Government of Japan, 2.4%, 2037	JPY	24,000,000	278,971

			$7,637,582

Kazakhstan - 0.6%
KazMunaiGaz Finance B.V., 11.75%, 2015 (n)		$200,000	$236,500

Mexico - 0.2%
Pemex Project Funding Master Trust, 5.75%, 2018		$95,000	$93,931

Netherlands - 2.8%
Kingdom of Netherlands, 3.75%, 2014	EUR	658,000	$1,014,716

Peru - 0.6%
Republic of Peru, 7.125%, 2019		$84,000	$96,894
Republic of Peru, 7.35%, 2025		100,000	116,750

			$213,644

Poland - 0.4%
Republic of Poland, 6.375%, 2019		$136,000	$152,785

Qatar - 1.7%
Qtel International Finance Ltd., 7.875%, 2019 (n)		$200,000	$228,648
Ras Laffan Liquefied Natural Gas Co. Ltd., 6.75%, 2019 (n)		250,000	280,321
State of Qatar, 6.55%, 2019 (n)		100,000	111,500

			$620,469

Russia - 0.3%
Gaz Capital S.A., 8.125%, 2014 (n)		$102,000	$109,140

Spain - 5.6%
Kingdom of Spain, 5%, 2012	EUR	918,000	$1,458,144
Kingdom of Spain, 4.6%, 2019	EUR	386,000	602,455

			$2,060,599

Sweden - 0.5%
Kingdom of Sweden, 4.5%, 2015	SEK	1,170,000	$181,614

Trinidad & Tobago - 0.3%
Petroleum Co. of Trinidad & Tobago Ltd., 6%, 2022		$110,000	$101,200

United Arab Emirates - 0.6%
Emirate of Abu Dhabi, 6.75%, 2019 (n)		$100,000	$111,679
TDIC Finance Ltd., 6.5%, 2014 (n)		109,000	116,956

			$228,635

United Kingdom - 4.7%
United Kingdom Treasury, 8%, 2015	GBP	379,000	$781,067
United Kingdom Treasury, 8%, 2021	GBP	261,000	585,049
United Kingdom Treasury, 4.25%, 2036	GBP	220,000	359,346

			$1,725,462

Total Foreign Bonds			$26,772,633

1

PORTFOLIO OF INVESTMENTS     9/30/09 (Unaudited) - continued

MFS Global Governments Portfolio

Issuer	Shares/Par	Value ($)
BONDS - continued
U.S. Bonds - 20.4%
Asset Backed & Securitized - 3.1%
Commercial Mortgage Asset Trust, FRN, 1.092%, 2032 (i)(z)	$5,574,816	$161,635
Commercial Mortgage Pass- Through Certificates, FRN, 0.443%, 2017 (n)	331,000	270,326
Commercial Mortgage Pass- Through Certificates, FRN, 0.443%, 2017 (n)	402,226	290,748
First Union National Bank Commercial Mortgage Trust, FRN, 1.145%, 2043 (i)(n)	7,761,715	80,955
Greenwich Capital Commercial Funding Corp., FRN, 6.116%, 2038	175,000	160,107
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.882%, 2051	195,000	165,689

		$1,129,460

Local Authorities - 0.9%
Metropolitan Transportation Authority, NY (Build America Bonds), 7.336%, 2039	$100,000	$123,603
University of California Rev. (Build America Bonds), 5.77%, 2043	70,000	75,365
Utah Transit Authority Sales Tax Rev. (Build America Bonds), “B”, 5.937%, 2039	130,000	140,950

		$339,918

Mortgage Backed - 3.6%
Fannie Mae, 4.77%, 2012	$178,078	$188,115
Fannie Mae, 5.37%, 2013	95,439	102,917
Fannie Mae, 4.78%, 2015	70,401	74,731
Fannie Mae, 4.856%, 2015	45,111	47,717
Fannie Mae, 5.5%, 2015	40,000	43,836
Fannie Mae, 5.09%, 2016	59,000	63,399
Fannie Mae, 5.423%, 2016	70,605	77,241
Fannie Mae, 5.05%, 2017	54,000	57,898
Fannie Mae, 5.16%, 2018	119,373	129,039
Fannie Mae, 5.1%, 2019	53,751	57,568
Fannie Mae, 5.18%, 2019	53,756	58,083
Fannie Mae, 6.16%, 2019	49,694	55,401
Freddie Mac, 5.085%, 2019	33,000	35,510
Freddie Mac, 5%, 2025 - 2028	317,403	329,495

		$1,320,950

U.S. Government Agencies and Equivalents - 2.2%
Aid-Egypt, 4.45%, 2015	$252,000	$268,083
Small Business Administration, 5.09%, 2025	43,688	46,284
Small Business Administration, 5.21%, 2026	452,475	480,192

		$794,559

U.S. Treasury Obligations - 10.6%
U.S. Treasury Bonds, 4.75%, 2017	$517,000	$576,092
U.S. Treasury Bonds, 8%, 2021	282,000	399,162
U.S. Treasury Bonds, 6.875%, 2025	190,000	255,431
U.S. Treasury Notes, 4.75%, 2012	1,130,000	1,224,373
U.S. Treasury Notes, 4.125%, 2015	274,000	296,690
U.S. Treasury Notes, TIPS, 2%, 2016	1,111,060	1,152,725

		$3,904,473

Total U.S. Bonds		$7,489,360

Total Bonds		$34,261,993

SHORT-TERM OBLIGATIONS (y) - 6.0%
BNP Paribas Finance, Inc., 0.06%, due 10/01/09	$1,105,000	$1,105,000
Societe Generale North America, Inc., 0.1%, due 10/01/09	1,105,000	1,105,000

Total Short-Term Obligations, at Amortized Cost and Value		$2,210,000

REPURCHASE AGREEMENTS - 0.1%
Goldman Sachs, 0.04%, dated 9/30/09, due 10/01/09, total to be received $34,000.04 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities valued at $34,680 in a jointly traded account), at Value	$34,000	$34,000

Total Investments		$36,505,993

OTHER ASSETS, LESS LIABILITIES - 0.6%		216,439

NET ASSETS - 100.0%		$36,722,432

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

2

PORTFOLIO OF INVESTMENTS     9/30/09 (Unaudited) - continued

MFS Global Governments Portfolio

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $2,221,078, representing 6% of net assets.
(y)	The rate shown represents an annualized yield at time of purchase.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Bayview Commercial Asset Trust, FRN, 0.895%, 2023	5/25/06	$135,624	$92,533
Commercial Mortgage Asset Trust, FRN, 1.092%, 2032	8/25/03	178,584	161,635

Total Restricted Securities			$254,168
% of Net Assets			0.7%

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
TIPS	Treasury Inflation Protected Security

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
SEK	Swedish Krona
TRY	Turkish Lira

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

MFS Global Government Portfolio

Supplemental Information (Unaudited) 9/30/09

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of September 30, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$4,699,032	$—	$4,699,032
Non-U.S. Sovereign Debt	—	26,680,100	—	26,680,100
Corporate Bonds	—	339,918	—	339,918
Residential Mortgage-Backed Securities	—	1,320,950		1,320,950
Commercial Mortgage-Backed Securities	—	1,221,993	—	1,221,993
Short Term Securities	—	2,244,000	—	2,244,000

Total Investments	$—	$36,505,993	$—	$36,505,993

Other Financial Instruments
Forward Currency Contracts	$—	$69,195	$—	$69,195

For further information regarding security characteristics, see the Portfolio of Investments

4

MFS Global Government Portfolio

Supplemental Information (Unaudited) 9/30/09 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$34,941,266

Gross unrealized appreciation	$2,202,348
Gross unrealized depreciation	(637,621)

Net unrealized appreciation (depreciation)	$1,564,727

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Derivative Contracts at 9/30/09

Forward Foreign Currency Exchange Contracts at 9/30/09

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	AUD	UBS AG	333,866	10/27/09	$278,558	$293,960	$15,402
BUY	BRL	Barclays Bank PLC	51,000	11/24/09	27,838	28,537	699
BUY	BRL	Deutsche Bank AG	102,000	10/05/09	53,608	57,550	3,942
BUY	BRL	HSBC Bank	51,000	10/29/09	28,123	28,675	552
SELL	BRL	Deutsche Bank AG	102,000	10/05/09	57,889	57,550	339
BUY	DKK	UBS AG	1,330,922	10/30/09	256,484	261,516	5,032
BUY	EUR	Barclays Bank PLC	209,348	10/15/09	297,274	306,347	9,073
BUY	EUR	HSBC Bank	222,000	10/15/09	310,636	324,862	14,226
BUY	EUR	JPMorgan Chase Bank	23,643	10/15/09	33,037	34,598	1,561
BUY	EUR	UBS AG	106,700	10/15/09	149,355	156,139	6,784
SELL	EUR	UBS AG	322,882	12/16/09	477,797	472,451	5,346
SELL	GBP	Barclays Bank PLC	81,240	10/15/09	133,885	129,826	4,059
SELL	GBP	Citibank N.A.	29,000	10/15/09	47,186	46,344	842
BUY	IDR	JPMorgan Chase Bank	549,555,000	10/05/09	54,037	56,828	2,791
SELL	IDR	JPMorgan Chase Bank	549,555,000	10/05/09	57,245	56,828	417
BUY	JPY	Barclays Bank PLC	4,650,000	10/15/09	51,024	51,806	782
BUY	JPY	Citibank N.A.	1,078,000	10/15/09	11,825	12,010	185
BUY	JPY	HSBC Bank	26,269,000	10/15/09 - 12/16/09	288,291	292,770	4,479
BUY	JPY	JPMorgan Chase Bank	772,496,051	10/15/09	8,363,137	8,606,490	243,353
BUY	KRW	JPMorgan Chase Bank	89,105,000	10/19/09	73,799	75,612	1,813
BUY	NOK	Citibank N.A.	1,578,797	11/25/09	271,970	272,868	898
BUY	SEK	UBS AG	94,375	10/28/09	13,226	13,540	314
BUY	TRY	JPMorgan Chase Bank	81,000	11/25/09	53,925	54,065	140

							$323,029

5

MFS Global Government Portfolio

Supplemental Information (Unaudited) 9/30/09 - continued

(3) Derivative Contracts at 9/30/09 - continued

Forward Foreign Currency Exchange Contracts at 9/30/09 - continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives
BUY	BRL	Deutsche Bank AG	102,000	11/03/09	$57,604 $	57,308	$(296)
BUY	CAD	Barclays Bank PLC	26,000	10/13/09	24,303	24,285	(18)
BUY	CAD	UBS AG	180,042	10/13/09	168,256	168,165	(91)
SELL	CAD	Goldman Sachs International	20,000	10/13/09	18,025	18,681	(656)
SELL	CAD	UBS AG	183,826	10/13/09	169,008	171,699	(2,691)
BUY	CHF	Credit Suisse Group	140,000	10/15/09	136,836	135,110	(1,726)
SELL	CHF	Credit Suisse Group	139,992	10/15/09	130,956	135,102	(4,146)
BUY	EUR	Barclays Bank PLC	26,000	10/15/09	38,265	38,047	(218)
BUY	EUR	Citibank N.A.	10,000	12/16/09	14,800	14,632	(168)
SELL	EUR	Barclays Bank PLC	65,000	10/15/09	92,300	95,117	(2,817)
SELL	EUR	Goldman Sachs International	207,000	10/15/09	301,224	302,912	(1,688)
SELL	EUR	UBS AG	1,841,649	12/16/09	2,693,090	2,694,761	(1,671)
BUY	GBP	Barclays Bank PLC	192,403	10/15/09	314,623	307,471	(7,152)
BUY	GBP	Citibank N.A.	41,000	10/15/09	69,082	65,520	(3,562)
BUY	GBP	Deutsche Bank AG	157,403	10/15/09	255,110	251,539	(3,571)
BUY	GBP	HSBC Bank	7,000	10/15/09	11,499	11,186	(313)
BUY	IDR	JPMorgan Chase Bank	549,555,000	11/02/09	57,138	56,529	(609)
SELL	JPY	Barclays Bank PLC	45,480,000	10/15/09	484,850	506,699	(21,849)
SELL	JPY	Credit Suisse Group	8,473,000	10/15/09	91,378	94,399	(3,021)
SELL	JPY	HSBC Bank	16,997,360	10/15/09	180,201	189,370	(9,169)
SELL	JPY	Merrill Lynch International Bank	61,430,294	10/15/09	665,356	684,404	(19,048)
SELL	JPY	UBS AG	302,714,524	10/15/09	3,220,438	3,372,586	(152,148)
BUY	MXN	Merrill Lynch International Bank	719,000	11/25/09	53,372	52,878	(494)
SELL	NOK	UBS AG	608,000	10/15/09	93,722	105,221	(11,499)
BUY	SEK	Barclays Bank PLC	1,520,231	10/28/09	223,321	218,108	(5,213)

							$(253,834)

At September 30, 2009, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Country Weightings

Country weighting percentages of portfolio holdings based on total net assets as of September 30, 2009, are as follows:

United States	20.9%
Japan	20.7%
Italy	13.5%
France	9.9%
Spain	5.6%
Germany	4.8%
United Kingdom	4.7%
Ireland	3.1%
Netherlands	2.8%
Other Countries	14.0%

The country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

6

MFS® Global Growth Portfolio

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

9/30/09

PORTFOLIO OF INVESTMENTS     9/30/09 (Unaudited)

MFS Global Growth Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 98.3%
Aerospace - 1.4%
Precision Castparts Corp.	3,810	$388,125
United Technologies Corp.	11,510	701,304

		$1,089,429

Alcoholic Beverages - 2.4%
Companhia de Bebidas das Americas, ADR	12,040	$990,410
Pernod Ricard S.A.	10,810	858,486

		$1,848,896

Apparel Manufacturers - 6.2%
Compagnie Financiere Richemont S.A.	30,240	$854,412
Li & Fung Ltd.	233,800	937,128
LVMH Moet Hennessy Louis Vuitton S.A.	9,910	996,708
NIKE, Inc., “B”	20,300	1,313,410
Swatch Group Ltd.	2,856	672,730

		$4,774,388

Biotechnology - 1.0%
Genzyme Corp. (a)	13,570	$769,826

Broadcasting - 2.9%
Grupo Televisa S.A., ADR	20,650	$383,883
Walt Disney Co.	22,100	606,866
WPP Group PLC	147,429	1,265,246

		$2,255,995

Brokerage & Asset Managers - 6.1%
Charles Schwab Corp.	42,620	$816,173
CME Group, Inc.	1,280	394,483
Daiwa Securities Group, Inc.	123,000	634,423
Deutsche Boerse AG	12,900	1,054,292
Franklin Resources, Inc.	6,030	606,618
ICAP PLC	60,130	406,201
Julius Baer Holding Ltd.	15,798	788,909

		$4,701,099

Business Services - 7.0%
Accenture Ltd., “A”	40,410	$1,506,081
Dun & Bradstreet Corp.	11,690	880,491
Infosys Technologies Ltd., ADR	10,530	510,600
Intertek Group PLC	26,780	543,113
MasterCard, Inc., “A”	5,320	1,075,438
Visa, Inc., “A”	7,350	507,958
Western Union Co.	22,890	433,079

		$5,456,760

Chemicals - 0.7%
3M Co.	7,710	$568,998

Computer Software - 1.4%
Oracle Corp.	51,570	$1,074,719

Computer Software - Systems - 2.9%
Acer, Inc.	269,860	$688,333
Apple, Inc. (a)	4,550	843,433
Canon, Inc.	18,500	740,070

		$2,271,836

Consumer Products - 4.9%
Beiersdorf AG	6,840	$401,673
Colgate-Palmolive Co.	8,470	646,092
Hengan International Group Co. Ltd.	66,000	397,731
Natura Cosmeticos S.A.	24,650	444,552
Procter & Gamble Co.	20,350	1,178,672
Reckitt Benckiser Group PLC	14,670	716,944

		$3,785,664

Electrical Equipment - 3.4%
Danaher Corp.	15,650	$1,053,558
Keyence Corp.	2,100	446,517
Rockwell Automation, Inc.	8,470	360,822
Schneider Electric S.A.	7,375	747,468

		$2,608,365

Electronics - 4.1%
ARM Holdings PLC	282,940	$649,332
Hoya Corp.	16,400	384,667
Samsung Electronics Co. Ltd.	1,263	870,806
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	62,818	688,485
Tokyo Electron Ltd.	9,600	606,803

		$3,200,093

Energy - Independent - 1.8%
INPEX Corp.	161	$1,365,272

Energy - Integrated - 4.0%
Hess Corp.	10,260	$548,500
OAO Gazprom, ADR	45,340	1,054,155
Petroleo Brasileiro S.A., ADR	17,100	784,890
TOTAL S.A.	12,530	744,524

		$3,132,069

Food & Beverages - 6.2%
Groupe Danone	16,170	$974,416
Mead Johnson Nutrition Co., “A”	19,480	878,743
Nestle S.A.	44,858	1,911,540
PepsiCo, Inc.	17,450	1,023,617

		$4,788,316

Food & Drug Stores - 1.8%
CVS Caremark Corp.	23,790	$850,255
Tesco PLC	80,589	514,658

		$1,364,913

Internet - 1.5%
Google, Inc., “A” (a)	2,390	$1,185,081

Major Banks - 2.5%
Bank of New York Mellon Corp.	14,510	$420,645
HSBC Holdings PLC	80,262	918,419
Standard Chartered PLC	23,284	573,799

		$1,912,863

Medical Equipment - 6.9%
Becton, Dickinson and Co.	5,620	$391,995
DENTSPLY International, Inc.	14,520	501,521
Medtronic, Inc.	23,160	852,288
Sonova Holding AG	4,331	436,736
St. Jude Medical, Inc. (a)	20,210	788,392

1

PORTFOLIO OF INVESTMENTS     9/30/09 (Unaudited) - continued

MFS Global Growth Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Medical Equipment - continued
Synthes, Inc.	9,260	$1,116,061
Thermo Fisher Scientific, Inc. (a)	9,890	431,896
Waters Corp. (a)	14,800	826,728

		$5,345,617

Metals & Mining - 1.0%
BHP Billiton PLC	27,850	$760,205

Network & Telecom - 2.8%
Cisco Systems, Inc. (a)	44,550	$1,048,707
Nokia Oyj	77,090	1,133,736

		$2,182,443

Oil Services - 1.1%
Halliburton Co.	32,490	$881,129

Other Banks & Diversified Financials - 5.6%
Aeon Credit Service Co. Ltd.	37,200	$371,631
Bancolombia S.A., ADR	10,290	441,750
Bank of Cyprus Public Co. Ltd.	63,210	480,991
China Construction Bank	703,000	558,505
Credicorp Ltd.	5,200	404,352
Housing Development Finance Corp. Ltd.	16,449	947,535
UBS AG (a)	63,385	1,160,295

		$4,365,059

Pharmaceuticals - 7.1%
Abbott Laboratories	19,020	$940,919
Allergan, Inc.	10,100	573,276
Bayer AG	11,914	825,516
Johnson & Johnson	12,040	733,116
Novo Nordisk A/S, “B”	11,270	705,614
Roche Holding AG	6,230	1,006,972
Teva Pharmaceutical Industries Ltd., ADR	13,460	680,538

		$5,465,951

Printing & Publishing - 1.0%
Reed Elsevier PLC	104,670	$783,365

Specialty Chemicals - 4.4%
Akzo Nobel N.V.	16,150	$1,000,507
L’Air Liquide S.A.	5,414	615,980
Linde AG	6,010	651,513
Shin-Etsu Chemical Co. Ltd.	11,100	678,456
Symrise AG	22,350	426,157

		$3,372,613

Specialty Stores - 2.1%
Esprit Holdings Ltd.	98,600	$661,570
Industria de Diseno Textil S.A.	10,250	588,124
Staples, Inc.	16,700	387,774

		$1,637,468

Telecommunications - Wireless - 1.6%
MTN Group Ltd.	46,100	$732,992
Philippine Long Distance Telephone Co.	9,320	475,781

		$1,208,773

Telephone Services - 2.5%
China Unicom Ltd.	826,000	$1,159,833
Telefonica S.A.	29,400	811,188

		$1,971,021

Total Common Stocks		$76,128,226

MONEY MARKET FUNDS (v) - 2.5%
MFS Institutional Money Market Portfolio, 0.16%, at Net Asset Value	1,964,752	$1,964,752

Total Investments		$78,092,978

OTHER ASSETS, LESS LIABILITIES - (0.8)%		(638,542)

NET ASSETS - 100.0%		$77,454,436

(a)	Non-income producing security.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Global Growth Portfolio

Supplemental Information (Unaudited) 9/30/09

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of September 30, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$28,990,727	$—	$—	$28,990,727
Switzerland	7,947,655	—	—	7,947,655
United Kingdom	7,131,284	—	—	7,131,284
Japan	634,423	4,593,415	—	5,227,838
France	4,937,581	—	—	4,937,581
Germany	3,359,152	—	—	3,359,152
Brazil	2,219,852	—	—	2,219,852
China	—	2,116,069	—	2,116,069
Hong Kong	661,570	937,128	—	1,598,698
India	510,600	947,535	—	1,458,135
Other Countries	9,061,656	2,079,579	—	11,141,235
Mutual Funds	1,964,752	—	—	1,964,752

Total Investments	$67,419,252	$10,673,726	$—	$78,092,978

Country disclosure is based on the country of domicile. For further information regarding security characteristics, see the Portfolio of Investments.

3

MFS Global Growth Portfolio

Supplemental Information (Unaudited) 9/30/09 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$78,522,784

Gross unrealized appreciation	$6,703,430
Gross unrealized depreciation	(7,133,236)

Net unrealized appreciation (depreciation)	$(429,806)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	17,835,127	(15,870,375)	1,964,752

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,795	$1,964,752

(4) Country Weightings

Country weighting percentages of portfolio holdings based on total net assets and the valuation currency of each security, as of September 30, 2009 are as follows:

United States	37.4%
Switzerland	10.3%
United Kingdom	9.2%
Japan	6.7%
France	6.4%
Germany	4.3%
Brazil	2.9%
China	2.7%
Hong Kong	2.1%
Other Countries	18.0%

4

MFS® Global Total Return Portfolio

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

9/30/09

PORTFOLIO OF INVESTMENTS     9/30/09 (Unaudited)

MFS Global Total Return Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 60.0%
Aerospace - 3.0%
Cobham PLC	93,630	$327,551
Lockheed Martin Corp.	18,450	1,440,576
Northrop Grumman Corp.	15,260	789,705
United Technologies Corp.	9,030	550,198

		$3,108,030

Alcoholic Beverages - 1.1%
Heineken N.V.	25,090	$1,156,719

Apparel Manufacturers - 0.6%
Compagnie Financiere Richemont S.A.	7,783	$219,904
NIKE, Inc., “B”	6,960	450,312

		$670,216

Broadcasting - 2.5%
Fuji Television Network, Inc.	164	$267,200
Nippon Television Network Corp.	2,010	287,816
Omnicom Group, Inc.	10,980	405,601
Vivendi S.A.	21,662	670,277
Walt Disney Co.	19,230	528,056
WPP Group PLC	50,183	430,674

		$2,589,624

Brokerage & Asset Managers - 0.4%
Daiwa Securities Group, Inc.	72,000	$371,370

Business Services - 1.5%
Accenture Ltd., “A”	17,580	$655,207
Bunzl PLC	31,100	315,362
Nomura Research, Inc.	8,800	209,302
USS Co. Ltd.	7,160	423,815

		$1,603,686

Chemicals - 1.3%
3M Co.	4,940	$364,572
Givaudan S.A.	420	314,909
PPG Industries, Inc.	12,540	729,953

		$1,409,434

Computer Software - 0.4%
Oracle Corp.	22,630	$471,609

Computer Software - Systems - 1.3%
Fujitsu Ltd.	44,000	$284,976
International Business Machines Corp.	4,900	586,089
Konica Minolta Holdings, Inc.	50,500	475,897

		$1,346,962

Conglomerates - 0.2%
Tomkins PLC	69,060	$208,155

Construction - 1.0%
Geberit AG	4,350	$668,262
Sherwin-Williams Co.	5,810	349,530

		$1,017,792

Consumer Products - 2.2%
Henkel KGaA, IPS	15,490	$666,871
Kao Corp.	40,900	1,008,268
KOSE Corp.	15,800	384,558
Procter & Gamble Co.	4,514	261,451

		$2,321,148

Consumer Services - 0.3%
Benesse Corp.	6,800	$332,374

Electrical Equipment - 1.4%
Legrand S.A.	19,870	$552,749
OMRON Corp.	16,800	315,640
Spectris PLC	39,080	441,250
W.W. Grainger, Inc.	1,780	159,061

		$1,468,700

Electronics - 1.6%
Halma PLC	5,648	$19,587
Intel Corp.	25,160	492,381
Samsung Electronics Co. Ltd.	924	637,074
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	47,788	523,756

		$1,672,798

Energy - Independent - 1.2%
Apache Corp.	5,130	$471,088
Devon Energy Corp.	6,050	407,347
EOG Resources, Inc.	4,130	344,896

		$1,223,331

Energy - Integrated - 4.3%
Chevron Corp.	12,140	$855,020
Exxon Mobil Corp.	12,580	863,114
Hess Corp.	6,580	351,767
Royal Dutch Shell PLC, “A”	28,790	820,602
TOTAL S.A.	26,390	1,568,075

		$4,458,578

Food & Beverages - 2.9%
General Mills, Inc.	3,500	$225,330
J.M. Smucker Co.	3,498	185,429
Kellogg Co.	5,550	273,227
Nestle S.A.	43,192	1,840,547
Nong Shim Co. Ltd.	802	173,231
PepsiCo, Inc.	5,820	341,401

		$3,039,165

Food & Drug Stores - 1.0%
CVS Caremark Corp.	13,830	$494,284
Kroger Co.	12,650	261,096
Lawson, Inc.	6,000	278,728

		$1,034,108

Insurance - 3.7%
Allstate Corp.	19,960	$611,175
Aon Corp.	7,730	314,534
ING Groep N.V. (a)	21,840	389,906
Jardine Lloyd Thompson Group PLC	40,220	312,068
MetLife, Inc.	26,230	998,576
Muenchener Ruckvers AG	2,550	406,850
Travelers Cos., Inc.	5,410	266,334
Zurich Financial Services Ltd.	2,410	573,256

		$3,872,699

1

PORTFOLIO OF INVESTMENTS     9/30/09 (Unaudited) - continued

MFS Global Total Return Portfolio

Issuer	Shares/Par		Value ($)
COMMON STOCKS - continued
Leisure & Toys - 0.2%
NAMCO BANDAI Holdings, Inc.		16,700	$170,972

Machinery & Tools - 0.5%
ASSA ABLOY AB, “B”		32,330	$525,435

Major Banks - 6.0%
Bank of New York Mellon Corp.		29,571	$857,263
Credit Agricole S.A.		27,289	570,248
Goldman Sachs Group, Inc.		5,060	932,811
HSBC Holdings PLC		64,820	741,720
JPMorgan Chase & Co.		19,750	865,445
PNC Financial Services Group, Inc.		5,230	254,126
State Street Corp.		11,840	622,784
Sumitomo Mitsui Financial Group, Inc.		15,100	522,725
UniCredito Italiano S.p.A. (a)		113,948	445,211
Wells Fargo & Co.		16,790	473,142

			$6,285,475

Medical Equipment - 1.4%
Becton, Dickinson and Co.		3,640	$253,890
Medtronic, Inc.		10,390	382,352
Smith & Nephew PLC		66,239	593,345
Synthes, Inc.		1,740	209,713

			$1,439,300

Network & Telecom - 0.6%
Nokia Oyj		39,980	$587,972

Oil Services - 0.2%
National Oilwell Varco, Inc. (a)		5,600	$241,528

Other Banks & Diversified Financials - 1.2%
Bangkok Bank Public Co. Ltd.		69,900	$257,339
DNB Holding A.S.A. (a)		47,200	546,680
Hachijuni Bank Ltd.		28,000	154,984
Sapporo Hokuyo Holdings, Inc.		34,500	121,863
Unione di Banche Italiane ScpA		14,089	216,274

			$1,297,140

Pharmaceuticals - 7.0%
Abbott Laboratories		9,910	$490,248
Daiichi Sankyo Co. Ltd.		17,100	352,992
GlaxoSmithKline PLC		53,590	1,053,004
Hisamitsu Pharmaceutical Co., Inc.		2,800	113,182
Johnson & Johnson		10,480	638,127
Merck & Co., Inc.		22,920	724,960
Merck KGaA		4,330	430,552
Pfizer, Inc.		31,190	516,195
Roche Holding AG		8,410	1,359,331
Sanofi-Aventis		20,500	1,504,432
Wyeth		3,280	159,342

			$7,342,365

Printing & Publishing - 0.4%
Reed Elsevier PLC		51,022	$381,856

Telecommunications - Wireless - 2.6%
America Movil S.A.B. de C.V., “L”, ADR		4,790	$209,946
KDDI Corp.		182	1,023,753
Vodafone Group PLC		677,880	1,518,863

			$2,752,562

Telephone Services - 3.1%
AT&T, Inc.		37,900	$1,023,679
China Unicom Ltd.		162,000	227,473
Royal KPN N.V.		59,960	994,560
Telefonica S.A.		36,180	998,258

			$3,243,970

Tobacco - 2.0%
British American Tobacco PLC		19,470	$610,807
Japan Tobacco, Inc.		133	452,903
Philip Morris International, Inc.		21,556	1,050,639

			$2,114,349

Trucking - 1.4%
TNT N.V.		23,467	$629,803
Yamato Holdings Co. Ltd.		54,000	881,220

			$1,511,023

Utilities - Electric Power - 1.5%
Dominion Resources, Inc.		11,850	$408,825
E.ON AG		15,619	662,368
FPL Group, Inc.		4,630	255,715
PPL Corp.		6,610	200,547

			$1,527,455

Total Common Stocks			$62,797,900

BONDS - 36.2%
Asset Backed & Securitized - 1.2%
Bayview Commercial Asset Trust, FRN, 0.895%, 2023 (z)	CAD	170,000	$104,871
Commercial Mortgage Asset Trust, FRN, 1.092%, 2032 (i)(z)		$2,678,098	77,648
Commercial Mortgage Pass- Through Certificates, FRN, 0.433%, 2017 (n)		360,000	294,010
Commercial Mortgage Pass- Through Certificates, FRN, 0.443%, 2017 (n)		563,117	407,048
First Union National Bank Commercial Mortgage Trust, FRN, 1.144%, 2043 (i)(n)		7,083,095	73,877
Greenwich Capital Commercial Funding Corp., FRN, 6.116%, 2038		165,000	150,958
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.882%, 2051		182,000	154,643

			$1,263,055

Emerging Market Quasi-Sovereign - 1.4%
Empresa Nacional del Petroleo, 6.25%, 2019 (n)		$100,000	$106,771
Gaz Capital S.A., 8.125%, 2014 (n)		102,000	109,140
KazMunaiGaz Finance B.V., 11.75%, 2015 (n)		200,000	236,500
Pemex Project Funding Master Trust, 5.75%, 2018		103,000	101,841

2

PORTFOLIO OF INVESTMENTS     9/30/09 (Unaudited) - continued

MFS Global Total Return Portfolio

Issuer	Shares/Par		Value ($)
BONDS - continued
Emerging Market Quasi-Sovereign - continued
Petrobras International Finance Co., 7.875%, 2019		$108,000	$124,605
Petroleum Co. of Trinidad & Tobago Ltd., 6%, 2022		121,000	111,320
Qtel International Finance Ltd., 7.875%, 2019 (n)		200,000	228,648
Ras Laffan Liquefied Natural Gas Co. Ltd., 6.75%, 2019 (n)		250,000	280,321
TDIC Finance Ltd., 6.5%, 2014 (n)		119,000	127,686

			$1,426,832

Emerging Market Sovereign - 0.6%
Emirate of Abu Dhabi, 6.75%, 2019 (n)		$100,000	$111,679
Republic of Peru, 7.125%, 2019		120,000	138,420
Republic of Peru, 7.35%, 2025		100,000	116,750
Republic of Poland, 6.375%, 2019		148,000	166,266
State of Qatar, 6.55%, 2019 (n)		100,000	111,500

			$644,615

International Market Quasi-Sovereign - 0.3%
Canada Housing Trust, 4.6%, 2011 (n)	CAD	303,000	$300,331

International Market Sovereign - 25.7%
Federal Republic of Germany, 5%, 2011	EUR	217,000	$338,371
Federal Republic of Germany, 3.75%, 2013	EUR	268,000	415,057
Federal Republic of Germany, 6.25%, 2030	EUR	589,000	1,121,098
Government of Canada, 4.5%, 2015	CAD	220,000	225,215
Government of Canada, 4.25%, 2018	CAD	101,000	102,094
Government of Canada, 5.75%, 2033	CAD	52,000	61,922
Government of Japan, 1.3%, 2014	JPY	56,000,000	644,459
Government of Japan, 1.7%, 2017	JPY	418,000,000	4,915,050
Government of Japan, 2.1%, 2024	JPY	131,000,000	1,517,696
Government of Japan, 2.2%, 2027	JPY	101,950,000	1,175,869
Government of Japan, 2.4%, 2037	JPY	25,000,000	290,595
Kingdom of Belgium, 5.5%, 2017	EUR	483,000	809,107
Kingdom of Netherlands, 3.75%, 2014	EUR	721,000	1,111,869
Kingdom of Spain, 5%, 2012	EUR	1,005,000	1,596,334
Kingdom of Spain, 4.6%, 2019	EUR	427,000	666,446
Kingdom of Sweden, 4.5%, 2015	SEK	1,295,000	201,017
Republic of Finland, 3.875%, 2017	EUR	367,000	558,923
Republic of France, 6%, 2025	EUR	646,000	1,169,781
Republic of France, 4.75%, 2035	EUR	207,000	333,747
Republic of Greece, 3.6%, 2016	EUR	746,000	1,082,729
Republic of Ireland, 4.6%, 2016	EUR	812,000	1,244,372
Republic of Italy, 4.75%, 2013	EUR	2,052,000	3,236,079
Republic of Italy, 5.25%, 2017	EUR	1,354,000	2,210,620
United Kingdom Treasury, 8%, 2015	GBP	413,000	851,137
United Kingdom Treasury, 8%, 2021	GBP	286,000	641,088
United Kingdom Treasury, 4.25%, 2036	GBP	239,000	390,380

			$26,911,055

Local Authorities - 0.3%
Metropolitan Transportation Authority, NY (Build America Bonds), 7.336%, 2039		$100,000	$123,603
University of California Rev. (Build America Bonds), 5.77%, 2043		80,000	86,131
Utah Transit Authority Sales Tax Rev. (Build America Bonds), “B”, 5.937%, 2039		130,000	140,950

			$350,684

Mortgage Backed - 1.6%
Fannie Mae, 4.77%, 2012		$186,557	$197,073
Fannie Mae, 5.37%, 2013		143,158	154,375
Fannie Mae, 4.78%, 2015		95,745	101,634
Fannie Mae, 4.856%, 2015		76,125	80,522
Fannie Mae, 5.5%, 2015 - 2024		65,113	69,281
Fannie Mae, 5.09%, 2016		99,000	106,382
Fannie Mae, 5.423%, 2016		103,045	112,730
Fannie Mae, 4.989%, 2017		40,885	43,704
Fannie Mae, 5.05%, 2017		90,000	96,497
Fannie Mae, 6.16%, 2019		50,985	56,840
Freddie Mac, 5.085%, 2019		30,000	32,282
Freddie Mac, 5%, 2023 - 2028		542,969	559,573
Freddie Mac, 4%, 2024		39,589	39,929

			$1,650,822

U.S. Government Agencies and Equivalents - 1.2%
Aid-Egypt, 4.45%, 2015		$349,000	$371,273
Small Business Administration, 5.09%, 2025		56,493	59,850
Small Business Administration, 5.21%, 2026		671,171	712,286
Small Business Administration, 5.36%, 2026		80,554	86,978

			$1,230,387

U.S. Treasury Obligations - 3.9%
U.S. Treasury Bonds, 4.75%, 2017		$737,000	$821,237
U.S. Treasury Bonds, 8%, 2021		279,000	394,916
U.S. Treasury Bonds, 6.875%, 2025		324,000	435,578
U.S. Treasury Notes, 4.75%, 2012		777,000	841,892
U.S. Treasury Notes, 4.125%, 2015		300,000	324,844
U.S. Treasury Notes, TIPS, 2%, 2016		1,192,437	1,237,153

			$4,055,620

Total Bonds			$37,833,401

MONEY MARKET FUNDS (v) - 2.5%
MFS Institutional Money Market Portfolio, 0.16%, at Net Asset Value		2,649,154	$2,649,154

3

PORTFOLIO OF INVESTMENTS     9/30/09 (Unaudited) - continued

MFS Global Total Return Portfolio

Total Investments	$103,280,455

OTHER ASSETS, LESS LIABILITIES - 1.3%	1,320,705

NET ASSETS - 100.0%	$104,601,160

(a)	Non-income producing security.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $2,387,511, representing 2.3% of net assets.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Bayview Commercial Asset Trust, FRN, 0.895%, 2023	5/25/06	$153,707	$104,871
Commercial Mortgage Asset Trust, FRN, 1.092%, 2032	8/25/03	85,513	77,648

Total Restricted Securities			$182,519
% of Net Assets			0.2%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
IPS	International Preference Stock
PLC	Public Limited Company
TIPS	Treasury Inflation Protected Security

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
SEK	Swedish Krona
TRY	Turkish Lira

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

MFS Global Total Return Portfolio

Supplemental Information (Unaudited) 9/30/09

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options.

5

MFS Global Total Return Portfolio

Supplemental Information (Unaudited) 9/30/09 - continued

(1) Investment Valuations - continued

The following is a summary of the levels used as of September 30, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$25,850,537	$—	$—	$25,850,537
Japan	1,383,363	7,051,175	—	8,434,538
United Kingdom	7,774,845	—	—	7,774,845
Switzerland	5,185,922	—	—	5,185,922
France	4,865,781	—	—	4,865,781
Netherlands	3,170,989	—	—	3,170,989
Germany	2,166,641	—	—	2,166,641
Spain	998,258	—	—	998,258
South Korea	173,231	637,074	—	810,305
Other Countries	3,055,274	484,812	—	3,540,086
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	5,286,006	—	5,286,006
Non-U.S. Sovereign Debt	—	29,282,832	—	29,282,832
Corporate Bonds	—	350,684	—	350,684
Residential Mortgage-Backed Securities	—	1,650,822	—	1,650,822
Commercial Mortgage-Backed Securities	—	1,263,055	—	1,263,055
Mutual Funds	2,649,154	—	—	2,649,154

Total Investments	$57,273,995	$46,006,460	$—	$103,280,455

Other Financial Instruments
Forward Currency Contracts	$—	$49,411	$—	$49,411

Country disclosure is based on the country of domicile. For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$107,136,437

Gross unrealized appreciation	$5,486,777
Gross unrealized depreciation	(9,342,759)

Net unrealized appreciation (depreciation)	$(3,855,982)

The aggregate cost above includes prior fiscal year end tax adjustments.

6

MFS Global Total Return Portfolio

Supplemental Information (Unaudited) 9/30/09 - continued

(3) Derivative Contracts at 9/30/09

Forward Foreign Currency Exchange Contracts at 9/30/09

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	AUD	UBS AG	364,345	10/27/09	$303,988	$320,796	$16,808
BUY	BRL	Barclays Bank PLC	56,000	11/24/09	30,568	31,335	767
BUY	BRL	Deutsche Bank AG	111,000	10/05/09	58,338	62,628	4,290
BUY	BRL	HSBC Bank	56,000	10/29/09	30,880	31,486	606
SELL	BRL	Deutsche Bank AG	111,000	10/05/09	62,997	62,628	369
BUY	DKK	UBS AG	1,372,922	10/30/09	264,578	269,768	5,190
BUY	EUR	Barclays Bank PLC	215,924	10/15/09	306,613	315,971	9,358
BUY	EUR	HSBC Bank	287,000	10/15/09	401,588	419,979	18,391
BUY	EUR	JPMorgan Chase Bank	82,000	10/15/09	114,581	119,994	5,413
BUY	EUR	UBS AG	142,035	10/15/09	199,092	207,845	8,753
SELL	EUR	UBS AG	310,718	12/16/09	459,797	454,653	5,144
SELL	GBP	Barclays Bank PLC	53,000	10/15/09	87,447	84,697	2,750
SELL	GBP	Citibank N.A.	28,000	10/15/09	45,558	44,746	812
BUY	IDR	JPMorgan Chase Bank	599,455,000	10/05/09	58,943	61,988	3,045
SELL	IDR	JPMorgan Chase Bank	599,455,000	10/05/09	62,443	61,988	455
BUY	JPY	Barclays Bank PLC	755,000	10/15/09	8,104	8,412	308
BUY	JPY	Citibank N.A.	3,800,000	10/15/09	41,683	42,336	653
BUY	JPY	HSBC Bank	26,821,000	12/16/09	295,242	298,939	3,697
BUY	JPY	JPMorgan Chase Bank	989,740,071	10/15/09	10,716,692	11,026,837	310,145
BUY	JPY	Merrill Lynch International Bank	28,912,000	10/15/09	305,769	322,113	16,344
BUY	KRW	JPMorgan Chase Bank	98,321,000	10/19/09	81,432	83,432	2,000
BUY	NOK	Citibank N.A.	1,691,262	11/25/09	291,343	292,306	963
BUY	SEK	UBS AG	240,364	10/28/09	33,685	34,485	800
BUY	TRY	JPMorgan Chase Bank	88,000	11/25/09	58,585	58,737	152

							$417,213

Liability Derivatives
BUY	BRL	Deutsche Bank AG	111,000	11/03/09	$62,687	$62,366	$(321)
BUY	CAD	Barclays Bank PLC	35,000	10/13/09	32,715	32,692	(23)
BUY	CAD	UBS AG	184,570	10/13/09	172,488	172,395	(93)
SELL	CAD	Goldman Sachs International	18,000	10/13/09	16,222	16,813	(591)
SELL	CAD	UBS AG	187,268	10/13/09	172,173	174,914	(2,741)
BUY	CHF	Credit Suisse Group	147,000	10/15/09	143,678	141,865	(1,813)
SELL	CHF	Credit Suisse Group	146,595	10/15/09	137,133	141,474	(4,341)
BUY	EUR	Barclays Bank PLC	44,000	10/15/09	64,756	64,387	(369)
BUY	EUR	Citibank N.A.	32,000	12/16/09	47,361	46,823	(538)
SELL	EUR	Barclays Bank PLC	62,000	10/15/09	88,041	90,727	(2,686)
SELL	EUR	Citibank N.A.	49,000	12/16/09	71,559	71,698	(139)
SELL	EUR	Goldman Sachs International	241,000	10/15/09	350,699	352,665	(1,966)
SELL	EUR	JPMorgan Chase Bank	291,623	12/16/09	426,505	426,712	(207)
SELL	EUR	UBS AG	1,780,457	12/16/09	2,603,607	2,605,222	(1,615)
BUY	GBP	Barclays Bank PLC	148,275	10/15/09	243,741	236,952	(6,789)
BUY	GBP	Citibank N.A.	44,000	10/15/09	74,043	70,315	(3,728)
BUY	GBP	Deutsche Bank AG	199,275	10/15/09	323,143	318,453	(4,690)
BUY	GBP	HSBC Bank	20,000	10/15/09	32,855	31,961	(894)
BUY	IDR	JPMorgan Chase Bank	599,455,000	11/02/09	62,326	61,662	(664)
SELL	JPY	Barclays Bank PLC	52,301,000	10/15/09	556,272	582,693	(26,421)
SELL	JPY	Goldman Sachs International	21,724,000	10/15/09	234,178	242,030	(7,852)
SELL	JPY	HSBC Bank	7,489,000	10/15/09	79,772	83,436	(3,664)

7

MFS Global Total Return Portfolio

Supplemental Information (Unaudited) 9/30/09 - continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives (continued)
SELL	JPY	Merrill Lynch International Bank	51,925,097	10/15/09	$561,589	$578,505	$(16,916)
SELL	JPY	UBS AG	516,792,919	10/15/09	5,496,650	5,757,664	(261,014)
BUY	MXN	Merrill Lynch International Bank	787,000	11/25/09	58,420	57,879	(541)
SELL	NOK	UBS AG	637,000	10/15/09	98,193	110,240	(12,047)
BUY	SEK	Barclays Bank PLC	1,498,591	10/28/09	220,142	215,003	(5,139)

							$(367,802)

At September 30, 2009, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	7,871,531	21,135,430	(26,357,807)	2,649,154

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$11,050	$2,649,154

(5) Country Weightings

Country weighting percentages of portfolio holdings based on total net assets and the valuation currency of each security, as of September 30, 2009, are as follows:

United States	32.7%
Japan	16.2%
United Kingdom	9.2%
France	6.1%
Italy	5.8%
Switzerland	5.0%
Netherlands	4.1%
Germany	3.9%
Spain	3.1%
Other Countries	13.9%

The country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

8

MFS® Government Securities Portfolio

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

9/30/09

PORTFOLIO OF INVESTMENTS     9/30/09 (Unaudited)

MFS Government Securities Portfolio

Issuer	Shares/Par	Value ($)
BONDS - 92.3%
Agency - Other - 4.5%
Financing Corp., 9.4%, 2018	$5,475,000	$7,502,546
Financing Corp., 9.8%, 2018	7,760,000	10,896,320
Financing Corp., 10.35%, 2018	3,415,000	4,945,309
Financing Corp., STRIPS, 0%, 2017	8,940,000	6,374,363

		$29,718,538

Asset Backed & Securitized - 1.4%
Commercial Mortgage Pass-Through Certificates, 5.306%, 2046	$3,445,785	$2,998,874
Greenwich Capital Commercial Funding Corp., FRN, 6.116%, 2038	554,814	507,599
GS Mortgage Securities Corp., 5.56%, 2039	2,249,811	1,977,245
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.006%, 2049	2,026,008	1,770,873
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.188%, 2051	1,981,480	1,736,355

		$8,990,946

Local Authorities - 0.2%
University of California Rev. (Build America Bonds), 5.77%, 2043	$1,220,000	$1,313,501
Utah Transit Authority Sales Tax Rev. (Build America Bonds), “B”, 5.937%, 2039	345,000	374,059

		$1,687,560

Mortgage Backed - 58.7%
Fannie Mae, 5.503%, 2011	$649,000	$693,895
Fannie Mae, 6.088%, 2011	1,020,000	1,082,849
Fannie Mae, 4.73%, 2012	887,072	938,180
Fannie Mae, 4.79%, 2012 - 2015	7,634,417	8,027,145
Fannie Mae, 6.005%, 2012	268,981	289,059
Fannie Mae, 4.517%, 2013	801,269	842,278
Fannie Mae, 4.542%, 2013	1,431,569	1,509,789
Fannie Mae, 4.845%, 2013	1,699,336	1,808,149
Fannie Mae, 5.06%, 2013	864,698	911,254
Fannie Mae, 5.098%, 2013	2,974,231	3,188,881
Fannie Mae, 5.37%, 2013	1,539,427	1,660,048
Fannie Mae, 4.582%, 2014	1,239,865	1,308,786
Fannie Mae, 4.6%, 2014	823,514	869,028
Fannie Mae, 4.609%, 2014	3,216,901	3,398,765
Fannie Mae, 4.77%, 2014	706,281	750,748
Fannie Mae, 4.82%, 2014	723,117	770,510
Fannie Mae, 4.84%, 2014	4,808,162	5,111,815
Fannie Mae, 4.872%, 2014	3,074,924	3,259,183
Fannie Mae, 4.88%, 2014 - 2020	914,132	973,402
Fannie Mae, 5.1%, 2014	888,687	954,669
Fannie Mae, 4.56%, 2015	1,065,351	1,119,942
Fannie Mae, 4.62%, 2015	1,488,266	1,569,211
Fannie Mae, 4.665%, 2015	719,904	760,495
Fannie Mae, 4.69%, 2015	587,372	621,091
Fannie Mae, 4.7%, 2015	1,066,023	1,127,692
Fannie Mae, 4.74%, 2015	674,531	714,479
Fannie Mae, 4.78%, 2015	936,802	994,420
Fannie Mae, 4.81%, 2015	940,372	1,003,161
Fannie Mae, 4.815%, 2015	824,000	875,594
Fannie Mae, 4.85%, 2015	588,738	626,525
Fannie Mae, 4.87%, 2015	620,092	660,228
Fannie Mae, 4.89%, 2015	700,574	746,882
Fannie Mae, 4.921%, 2015	2,197,503	2,346,701
Fannie Mae, 4.997%, 2015	163,858	175,631
Fannie Mae, 5.466%, 2015	3,122,937	3,416,850
Fannie Mae, 4.5%, 2016 - 2029	21,910,628	22,990,559
Fannie Mae, 5.157%, 2016	1,271,417	1,380,477
Fannie Mae, 5.423%, 2016	1,941,644	2,124,129
Fannie Mae, 6.5%, 2016 - 2037	9,101,243	9,821,331
Fannie Mae, 4.989%, 2017	3,512,063	3,754,153
Fannie Mae, 5.5%, 2017 - 2038	86,308,341	90,762,778
Fannie Mae, 6%, 2017 - 2037	17,497,952	18,519,992
Fannie Mae, 5.16%, 2018	1,444,638	1,561,620
Fannie Mae, 4.874%, 2019	2,418,154	2,529,007
Fannie Mae, 5%, 2019 - 2039	29,589,743	30,888,785
Fannie Mae, 7.5%, 2022 - 2031	848,638	950,350
Freddie Mac, 4.5%, 2010 - 2026	9,432,776	9,706,724
Freddie Mac, 4.375%, 2015	1,691,695	1,742,624
Freddie Mac, 5%, 2016 - 2032	20,126,877	20,964,003
Freddie Mac, 5.085%, 2019	2,879,000	3,098,005
Freddie Mac, 6%, 2021 - 2038	29,209,014	31,023,946
Freddie Mac, 5.5%, 2022 - 2036	46,994,815	49,236,574
Freddie Mac, 4%, 2024	477,330	481,047
Freddie Mac, 6.5%, 2032 - 2037	5,130,386	5,499,010
Ginnie Mae, 5.5%, 2033 - 2038	16,883,752	17,794,720
Ginnie Mae, 5.612%, 2058	4,862,324	5,071,987
Ginnie Mae, 6.357%, 2058	2,850,906	3,037,885

		$388,047,041

Municipals - 3.4%
California Educational Facilities Authority Rev. (Stanford University), “T-1”, 5%, 2039	$6,165,000	$7,309,717
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2028	2,995,000	3,720,119
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 2027	2,125,000	2,655,442
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “K”, 5.5%, 2032	2,445,000	3,170,969
Massachusetts Water Pollution Abatement Trust, 5.25%, 2033	1,020,000	1,263,260
Massachusetts Water Resources Authority Rev., “B”, FSA, 5.25%, 2035	3,775,000	4,496,100

		$22,615,607

U.S. Government Agencies and Equivalents - 5.4%
Aid-Egypt, 4.45%, 2015	$4,000,000	$4,255,280
Empresa Energetica Cornito Ltd., 6.07%, 2010	2,047,000	2,096,537
Farmer Mac, 5.5%, 2011 (n)	5,370,000	5,730,343
Small Business Administration, 8.7%, 2009	10,757	10,905
Small Business Administration, 6.35%, 2021	1,365,679	1,475,915

1

PORTFOLIO OF INVESTMENTS     9/30/09 (Unaudited) - continued

MFS Government Securities Portfolio

Issuer	Shares/Par	Value ($)
BONDS - continued
U.S. Government Agencies and Equivalents - continued
Small Business Administration, 6.34%, 2021	$1,342,701	$1,451,589
Small Business Administration, 6.44%, 2021	1,600,004	1,733,871
Small Business Administration, 6.625%, 2021	1,937,133	2,107,621
Small Business Administration, 6.07%, 2022	1,486,294	1,604,780
Small Business Administration, 4.98%, 2023	1,299,523	1,362,917
Small Business Administration, 4.77%, 2024	2,226,333	2,342,616
Small Business Administration, 5.52%, 2024	1,819,437	1,941,273
Small Business Administration, 5.11%, 2025	1,767,025	1,871,203
U.S. Department of Housing & Urban Development, 6.36%, 2016	6,000,000	6,454,758
U.S. Department of Housing & Urban Development, 6.59%, 2016	1,206,000	1,222,101

		$35,661,709

U.S. Treasury Obligations - 18.7%
U.S. Treasury Bonds, 7.875%, 2021	$114,000	$158,923
U.S. Treasury Bonds, 6.25%, 2023	2,875,000	3,603,634
U.S. Treasury Bonds, 6%, 2026	2,699,000	3,348,868
U.S. Treasury Bonds, 6.75%, 2026	1,829,000	2,445,717
U.S. Treasury Bonds, 5.25%, 2029	11,548,000	13,404,699
U.S. Treasury Bonds, 4.375%, 2038	348,000	366,596
U.S. Treasury Notes, 3.125%, 2013	55,320,000	57,969,330
U.S. Treasury Notes, 3.75%, 2018	26,451,000	27,370,595
U.S. Treasury Notes, 6.375%, 2027	6,594,000	8,570,143
U.S. Treasury Notes, TIPS, 1.625%, 2015	6,337,221	6,456,043

		$123,694,548

Total Bonds		$610,415,949

MONEY MARKET FUNDS (v) - 10.7%
MFS Institutional Money Market Portfolio, 0.16%, at Net Asset Value	70,732,540	$70,732,540

Issuer/Expiration Date/ Strike Price	Number of Contracts
PUT OPTIONS PURCHASED - 0.0%
U.S. Treasury Note 10 year Futures - October 2009 @ $117	186	$81,375

Total Investments		$681,229,864

OTHER ASSETS, LESS LIABILITIES - (3.0)%		(19,677,231)

NET ASSETS - 100.0%		$661,552,633

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $5,730,343, representing 0.9% of net assets.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TIPS	Treasury Inflation Protected Security

Insurers
FSA	Financial Security Assurance, Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Government Securities Portfolio

Supplemental Information (Unaudited) 9/30/09

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued using an external pricing model that uses market data from a third-party source. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of September 30, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$81,375	$189,074,795	—	$189,156,170
Municipal Bonds	—	22,615,607	—	22,615,607
Corporate Bonds	—	1,687,560	—	1,687,560
Residential Mortgage-Backed Securities	—	388,047,041	—	388,047,041
Commercial Mortgage-Backed Securities	—	8,990,946	—	8,990,946
Mutual Funds	70,732,540	—	—	70,732,540

Total Investments	$70,813,915	$610,415,949	$—	$681,229,864

Other Financial Instruments
Futures	$91,380	$—	$—	$91,380
For further information regarding security characteristics, see the Portfolio of Investments.

3

MFS Government Securities Portfolio

Supplemental Information (Unaudited) 9/30/09 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$658,306,562

Gross unrealized appreciation	$24,108,325
Gross unrealized depreciation	(1,185,023)

Net unrealized appreciation (depreciation)	$22,923,302

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Derivative Contracts at 9/30/09

Futures Contracts Outstanding 9/30/09

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr (Long)	USD	110	$23,866,563	Dec-09	$123,365
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	18	$2,184,750	Dec-09	$(31,985)

At September 30, 2009, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	3,177,340	288,747,330	(221,192,130)	70,732,540

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$55,985	$70,732,540

4

MFS® High Yield Portfolio

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

9/30/09

PORTFOLIO OF INVESTMENTS     9/30/09 (Unaudited)

MFS High Yield Portfolio

Issuer	Shares/Par		Value ($)
BONDS - 88.5%
Aerospace - 1.8%
Bombardier, Inc., 6.3%, 2014 (n)		$1,085,000	$1,047,025
Hawker Beechcraft Acquisition Co. LLC, 8.5%, 2015		1,161,000	824,292
Spirit AeroSystems Holdings, Inc., 7.5%, 2017 (z)		330,000	328,350
Vought Aircraft Industries, Inc., 8%, 2011		2,010,000	1,989,900

			$4,189,567

Airlines - 1.8%
American Airlines Pass-Through Trust, 6.817%, 2011		$685,000	$630,200
American Airlines, Inc., 10.375%, 2019		500,000	545,000
AMR Corp., 7.858%, 2011		755,000	754,056
Continental Airlines, Inc., 7.339%, 2014		1,835,000	1,605,625
Continental Airlines, Inc., 6.9%, 2017		217,041	190,996
Continental Airlines, Inc., 6.748%, 2017		152,353	131,024
Delta Air Lines, Inc., 7.111%, 2011		400,000	390,000

			$4,246,901

Apparel Manufacturers - 0.2%
Levi Strauss & Co., 9.75%, 2015		$480,000	$499,200

Asset Backed & Securitized - 4.4%
Airlie LCDO Ltd., CDO, FRN, 2.19%, 2011 (d)(p)(z)		$697,361	$167,367
Anthracite Ltd., CDO, 6%, 2037 (z)		1,300,000	104,000
Arbor Realty Mortgage Securities, CDO, FRN, 2.803%, 2038 (z)		622,760	24,910
Babson Ltd., CLO, “D”, FRN, 2.009%, 2018 (n)		670,000	234,500
Banc of America Commercial Mortgage, Inc., 5.772%, 2051		2,075,160	1,404,318
Banc of America Commercial Mortgage, Inc., FRN, 6.002%, 2051		486,385	349,154
Citigroup Commercial Mortgage Trust, FRN, 5.888%, 2049		952,699	225,032
Credit Suisse Mortgage Capital Certificate, 5.343%, 2039		472,183	316,627
CWCapital Cobalt Ltd., CDO, 6.23%, 2045 (d)(z)		995,084	19,902
CWCapital Cobalt Ltd., CDO, “F”, FRN, 1.803%, 2050 (z)		500,000	10,000
CWCapital LLC, 5.223%, 2048		260,000	214,801
First Union National Bank Commercial Mortgage Trust, 6.75%, 2032		855,000	545,763
JPMorgan Chase Commercial Mortgage Securities Corp., 5.44%, 2045		1,457,387	1,088,800
JPMorgan Chase Commercial Mortgage Securities Corp., 5.466%, 2047		984,062	672,829
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 2049		1,475,000	1,243,349
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.26%, 2051		690,000	211,942
Merrill Lynch Mortgage Trust, FRN, 6.022%, 2050		690,000	209,583
Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.204%, 2049		1,576,549	1,163,886
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.81%, 2050		990,000	770,735
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.902%, 2050		404,000	279,036
Wachovia Bank Commercial Mortgage Trust, FRN, 5.942%, 2047		557,306	126,894
Wachovia Bank Commercial Mortgage Trust, FRN, 6.099%, 2051		1,571,863	1,034,098
Wachovia Credit, CDO, FRN, 1.635%, 2026 (z)		376,000	15,040

			$10,432,566

Automotive - 3.0%
Accuride Corp., 8.5%, 2015 (d)		$595,000	$345,100
Allison Transmission, Inc., 11%, 2015 (n)		1,475,000	1,445,500
FCE Bank PLC, 7.125%, 2012	EUR	1,300,000	1,807,236
Ford Motor Credit Co. LLC, 9.75%, 2010		$445,000	454,741
Ford Motor Credit Co. LLC, 12%, 2015		1,626,000	1,791,732
Ford Motor Credit Co. LLC, 8%, 2016		690,000	640,159
Goodyear Tire & Rubber Co., 9%, 2015		500,000	518,750
Goodyear Tire & Rubber Co., 10.5%, 2016		195,000	211,575

			$7,214,793

Broadcasting - 4.6%
Allbritton Communications Co., 7.75%, 2012		$1,928,000	$1,812,320
Bonten Media Acquisition Co., 9%, 2015 (p)(z)		875,706	257,385
CanWest MediaWorks LP, 9.25%, 2015 (d)(n)		1,005,000	100,500
Clear Channel Communications, Inc., 10.75%, 2016		425,000	231,625
Intelsat Jackson Holdings Ltd., 9.5%, 2016		1,165,000	1,223,250
Lamar Media Corp., 6.625%, 2015		1,005,000	934,650
Lamar Media Corp., “C”, 6.625%, 2015		925,000	846,375
LBI Media, Inc., 8.5%, 2017 (z)		640,000	400,000
LIN TV Corp., 6.5%, 2013		1,220,000	1,104,100
Local TV Finance LLC, 9.25%, 2015 (p)(z)		1,627,500	503,621
Newport Television LLC, 13%, 2017 (n)(p)		1,458,656	492,094
Nexstar Broadcasting Group, Inc., 0.5% to 2011, 7% to 2014 (n)(p)		1,289,305	643,256

1

PORTFOLIO OF INVESTMENTS     9/30/09 (Unaudited) - continued

MFS High Yield Portfolio

Issuer	Shares/Par	Value ($)
BONDS - continued
Broadcasting - continued
Nexstar Broadcasting Group, Inc., 7%, 2014	$426,000	$213,000
Univision Communications, Inc., 12%, 2014 (n)	405,000	435,375
Univision Communications, Inc., 9.75%, 2015 (n)(p)	2,078,687	1,588,463
Young Broadcasting, Inc., 8.75%, 2014 (d)	525,000	656

		$10,786,670

Brokerage & Asset Managers - 0.9%
Janus Capital Group, Inc., 6.95%, 2017	$1,325,000	$1,260,850
Nuveen Investments, Inc., 10.5%, 2015 (n)	995,000	860,675

		$2,121,525

Building - 2.2%
Associated Materials, Inc., 9.75%, 2012	$600,000	$589,500
Associated Materials, Inc., 11.25%, 2014	775,000	585,125
Building Materials Corp. of America, 7.75%, 2014	855,000	822,938
Nortek, Inc., 10%, 2013	1,115,000	1,137,300
Nortek, Inc., 8.5%, 2014 (d)	570,000	393,300
Owens Corning, 9%, 2019	760,000	816,247
Ply Gem Industries, Inc., 11.75%, 2013	770,000	677,600
USG Corp., 9.75%, 2014 (n)	145,000	151,525

		$5,173,535

Business Services - 2.4%
First Data Corp., 9.875%, 2015	$1,790,000	$1,653,513
First Data Corp., 11.25%, 2016	275,000	236,500
Iron Mountain, Inc., 6.625%, 2016	870,000	839,550
Iron Mountain, Inc., 8.375%, 2021	415,000	427,450
SunGard Data Systems, Inc., 9.125%, 2013	705,000	712,050
SunGard Data Systems, Inc., 10.25%, 2015	1,652,000	1,685,040
Terremark Worldwide, Inc., 12%, 2017 (n)	160,000	174,400

		$5,728,503

Cable TV - 3.9%
CCO Holdings LLC, 8.75%, 2013	$1,720,000	$1,745,800
Charter Communications, Inc., 10.375%, 2014 (n)	720,000	734,400
Charter Communications, Inc., 12.875%, 2014 (n)	365,000	395,113
CSC Holdings, Inc., 6.75%, 2012	1,080,000	1,112,400
CSC Holdings, Inc., 8.5%, 2014 (n)	1,095,000	1,149,750
DIRECTV Holdings LLC, 7.625%, 2016	1,365,000	1,460,550
Mediacom LLC, 9.125%, 2019 (n)	400,000	411,000
Videotron LTEE, 6.875%, 2014	510,000	504,900
Virgin Media Finance PLC, 9.125%, 2016	1,275,000	1,310,063
Virgin Media Finance PLC, 9.5%, 2016	425,000	447,313

		$9,271,289

Chemicals - 2.3%
Dow Chemical Co., 8.55%, 2019	$705,000	$792,523
Huntsman International LLC, 5.5%, 2016 (z)	205,000	174,250
Innophos Holdings, Inc., 8.875%, 2014	1,235,000	1,247,350
KI Holdings, Inc., 0% to 2009, 9.875% to 2014	1,500,000	1,503,750
Momentive Performance Materials, Inc., 12.5%, 2014 (n)	671,000	694,485
Momentive Performance Materials, Inc., 11.5%, 2016	761,000	502,260
Nalco Co., 8.875%, 2013	600,000	616,500

		$5,531,118

Construction - 0.2%
Lennar Corp., 12.25%, 2017	$380,000	$463,600

Consumer Products - 0.7%
ACCO Brands Corp., 10.625%, 2015 (z)	$100,000	$104,500
ACCO Brands Corp., 7.625%, 2015	360,000	298,800
Jarden Corp., 7.5%, 2017	665,000	646,713
Visant Holding Corp., 8.75%, 2013	555,000	564,713

		$1,614,726

Consumer Services - 2.7%
Corrections Corp. of America, 6.25%, 2013	$520,000	$512,200
GEO Group, Inc., 8.25%, 2013	985,000	994,850
KAR Holdings, Inc., 10%, 2015	990,000	994,950
KAR Holdings, Inc., FRN, 4.483%, 2014	525,000	472,500
Service Corp. International, 7.375%, 2014	700,000	705,250
Service Corp. International, 7%, 2017	1,510,000	1,472,250
Ticketmaster Entertainment, Inc., 10.75%, 2016	1,150,000	1,178,750

		$6,330,750

Containers - 1.6%
Crown Americas LLC, 7.625%, 2013	$980,000	$989,800
Graham Packaging Holdings Co., 9.875%, 2014	1,365,000	1,402,538
Greif, Inc., 6.75%, 2017	855,000	829,350
Owens-Brockway Glass Container, Inc., 8.25%, 2013	545,000	557,263

		$3,778,951

Defense Electronics - 0.7%
L-3 Communications Corp., 6.125%, 2014	$1,525,000	$1,536,438

2

PORTFOLIO OF INVESTMENTS     9/30/09 (Unaudited) - continued

MFS High Yield Portfolio

Issuer	Shares/Par	Value ($)
BONDS - continued
Electronics - 0.9%
Avago Technologies Ltd., 11.875%, 2015	$455,000	$495,950
Flextronics International Ltd., 6.25%, 2014	206,000	198,275
Freescale Semiconductor, Inc., 8.875%, 2014	990,000	757,350
Jabil Circuit, Inc., 7.75%, 2016	700,000	710,500

		$2,162,075

Emerging Market Sovereign - 0.1%
Republic of Argentina, FRN, 0.943%, 2012	$361,125	$291,201

Energy - Independent - 6.7%
Chaparral Energy, Inc., 8.875%, 2017	$990,000	$796,950
Chesapeake Energy Corp., 7%, 2014	644,000	623,070
Chesapeake Energy Corp., 9.5%, 2015	355,000	373,638
Chesapeake Energy Corp., 6.375%, 2015	1,710,000	1,588,163
Forest Oil Corp., 8.5%, 2014 (n)	180,000	181,350
Forest Oil Corp., 7.25%, 2019	955,000	892,925
Hilcorp Energy I LP, 9%, 2016 (n)	1,520,000	1,508,600
Mariner Energy, Inc., 8%, 2017	740,000	677,100
McMoRan Exploration Co., 11.875%, 2014	405,000	405,000
Newfield Exploration Co., 6.625%, 2014	725,000	712,313
OPTI Canada, Inc., 8.25%, 2014	795,000	616,125
Penn Virginia Corp., 10.375%, 2016	980,000	1,058,400
Petrohawk Energy Corp., 10.5%, 2014 (n)	405,000	435,375
Plains Exploration & Production Co., 7%, 2017	1,585,000	1,509,713
Quicksilver Resources, Inc., 8.25%, 2015	655,000	638,625
Quicksilver Resources, Inc., 7.125%, 2016	1,095,000	949,913
Range Resources Corp., 8%, 2019	1,085,000	1,112,125
SandRidge Energy, Inc., 9.875%, 2016 (n)	260,000	271,050
SandRidge Energy, Inc., 8%, 2018 (n)	1,535,000	1,477,438

		$15,827,873

Entertainment - 0.9%
AMC Entertainment, Inc., 11%, 2016	$950,000	$1,011,750
AMC Entertainment, Inc., 8.75%, 2019	740,000	764,050
Cinemark USA, Inc., 8.625%, 2019 (n)	285,000	294,619

		$2,070,419

Financial Institutions - 2.1%
GMAC LLC, 6.875%, 2011 (n)	$2,376,000	$2,245,320
GMAC LLC, 7%, 2012 (n)	560,000	520,800
GMAC LLC, 6.75%, 2014 (n)	880,000	748,000
GMAC LLC, 8%, 2031 (n)	889,000	715,645
International Lease Finance Corp., 5.625%, 2013	885,000	699,150

		$4,928,915

Food & Beverages - 2.1%
ARAMARK Corp., 8.5%, 2015	$535,000	$539,681
B&G Foods, Inc., 8%, 2011	1,190,000	1,204,875
Dean Foods Co., 7%, 2016	915,000	871,538
Del Monte Corp., 6.75%, 2015	1,350,000	1,333,125
Michael Foods, Inc., 8%, 2013	950,000	964,250

		$4,913,469

Forest & Paper Products - 2.2%
Buckeye Technologies, Inc., 8.5%, 2013	$1,075,000	$1,101,875
Georgia-Pacific Corp., 7.125%, 2017 (n)	1,135,000	1,109,463
Georgia-Pacific Corp., 8%, 2024	490,000	485,100
Graphic Packaging International Corp., 9.5%, 2013	695,000	715,850
Jefferson Smurfit Corp., 8.25%, 2012 (d)	555,000	395,438
JSG Funding PLC, 7.75%, 2015	165,000	145,200
Millar Western Forest Products Ltd., 7.75%, 2013	1,465,000	1,016,344
Smurfit-Stone Container Corp., 8%, 2017 (d)	322,000	228,620

		$5,197,890

Gaming & Lodging - 5.8%
Ameristar Casinos, Inc., 9.25%, 2014 (n)	$400,000	$415,000
Boyd Gaming Corp., 6.75%, 2014	1,820,000	1,628,900
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (d)(n)	1,270,000	34,925
Harrah’s Operating Co., Inc., 11.25%, 2017 (n)	605,000	621,638
Harrah’s Operating Co., Inc., 10%, 2018 (n)	1,927,000	1,531,965
Harrah’s Operating Co., Inc., 10%, 2018 (n)	353,000	280,635
Host Hotels & Resorts, Inc., 7.125%, 2013	10,000	9,875
Host Hotels & Resorts, Inc., 6.75%, 2016	790,000	750,500
Host Hotels & Resorts, Inc., 9%, 2017 (n)	200,000	212,000
MGM Mirage, 6.75%, 2013	230,000	192,338
MGM Mirage, 10.375%, 2014 (n)	150,000	160,125
MGM Mirage, 7.5%, 2016	1,255,000	972,625
MGM Mirage, 11.125%, 2017 (n)	370,000	404,225
MGM Mirage, 11.375%, 2018 (z)	655,000	615,700
Penn National Gaming, Inc., 8.75%, 2019 (n)	135,000	135,338
Pinnacle Entertainment, Inc., 7.5%, 2015	2,015,000	1,783,275
Royal Caribbean Cruises Ltd., 7%, 2013	615,000	585,788
Royal Caribbean Cruises Ltd., 11.875%, 2015	750,000	843,750

3

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MFS High Yield Portfolio

Issuer	Shares/Par		Value ($)
BONDS - continued
Gaming & Lodging - continued
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 2012		$185,000	$191,938
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 2018		385,000	363,344
Station Casinos, Inc., 6%, 2012 (d)		1,283,000	378,485
Station Casinos, Inc., 6.5%, 2014 (d)		2,020,000	70,700
Station Casinos, Inc., 6.875%, 2016 (d)		2,495,000	87,325
Station Casinos, Inc., 7.75%, 2016 (d)		452,000	135,600
Wyndham Worldwide Corp., 6%, 2016		1,345,000	1,210,932

			$13,616,926

Industrial - 1.0%
Baldor Electric Co., 8.625%, 2017		$840,000	$852,600
JohnsonDiversey, Inc., 9.625%, 2012	EUR	455,000	649,178
JohnsonDiversey, Inc., “B”, 9.625%, 2012		$875,000	888,125

			$2,389,903

Insurance - Property & Casualty - 0.5%
Liberty Mutual Group, Inc., 10.75%, 2058 (z)		$370,000	$351,500
USI Holdings Corp., 9.75%, 2015 (z)		990,000	877,388

			$1,228,888

Machinery & Tools - 0.8%
Case New Holland, Inc., 7.125%, 2014		$955,000	$935,900
Rental Service Corp., 9.5%, 2014		930,000	897,450

			$1,833,350

Major Banks - 1.4%
Bank of America Corp., 8% to 2018, FRN to 2049		$1,620,000	$1,440,342
JPMorgan Chase & Co., 7.9% to 2018, FRN to 2049		1,935,000	1,857,929

			$3,298,271

Medical & Health Technology & Services - 6.2%
Biomet, Inc., 10%, 2017		$895,000	$953,175
Biomet, Inc., 11.625%, 2017		575,000	626,750
Community Health Systems, Inc., 8.875%, 2015		1,690,000	1,732,250
Cooper Cos., Inc., 7.125%, 2015		370,000	358,900
DaVita, Inc., 7.25%, 2015		536,000	530,640
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)		595,000	648,550
HCA, Inc., 6.375%, 2015		1,550,000	1,379,500
HCA, Inc., 9.25%, 2016		2,880,000	2,977,200
HCA, Inc., 8.5%, 2019 (n)		625,000	653,125
Psychiatric Solutions, Inc., 7.75%, 2015 (n)		275,000	258,500
Psychiatric Solutions, Inc., 7.75%, 2015		945,000	911,925
U.S. Oncology, Inc., 10.75%, 2014		1,020,000	1,065,900
Universal Hospital Services, Inc., 8.5%, 2015 (p)		1,195,000	1,171,100
Universal Hospital Services, Inc., FRN, 4.635%, 2015		290,000	245,775
VWR Funding, Inc., 11.25%, 2015 (p)		1,190,000	1,056,125

			$14,569,415

Metals & Mining - 3.0%
Arch Coal, Inc., 8.75%, 2016 (n)		$445,000	$458,350
Arch Western Finance LLC, 6.75%, 2013		1,145,000	1,126,394
FMG Finance Ltd., 10.625%, 2016 (n)		1,045,000	1,157,338
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017		2,130,000	2,265,788
Freeport-McMoRan Copper & Gold, Inc., FRN, 3.88%, 2015		500,000	501,015
Peabody Energy Corp., 5.875%, 2016		710,000	676,275
Peabody Energy Corp., 7.375%, 2016		945,000	954,450

			$7,139,610

Natural Gas - Distribution - 1.0%
AmeriGas Partners LP, 7.125%, 2016		$1,055,000	$1,012,800
Inergy LP, 6.875%, 2014		1,435,000	1,370,425

			$2,383,225

Natural Gas - Pipeline - 2.3%
Atlas Pipeline Partners LP, 8.125%, 2015		$1,000,000	$805,000
Atlas Pipeline Partners LP, 8.75%, 2018		905,000	724,000
Deutsche Bank (El Paso Performance-Linked Trust, CLN), 7.75%, 2011 (n)		1,115,000	1,139,001
El Paso Corp., 8.25%, 2016		545,000	558,625
El Paso Corp., 7.25%, 2018		530,000	521,302
MarkWest Energy Partners LP, 6.875%, 2014 (n)		730,000	682,550
MarkWest Energy Partners LP, 8.75%, 2018		180,000	179,100
Williams Partners LP, 7.25%, 2017		935,000	918,835

			$5,528,413

Network & Telecom - 3.4%
Cincinnati Bell, Inc., 8.375%, 2014		$1,660,000	$1,668,300
Citizens Communications Co., 9.25%, 2011		1,146,000	1,249,140
Nordic Telephone Co. Holdings, 8.875%, 2016 (n)		1,120,000	1,159,200
Qwest Communications International, Inc., 7.25%, 2011		565,000	565,000
Qwest Communications International, Inc., 8%, 2015 (z)		335,000	334,581
Qwest Corp., 7.875%, 2011		530,000	546,563
Qwest Corp., 8.875%, 2012		895,000	941,988
Qwest Corp., 8.375%, 2016 (n)		368,000	380,880

4

PORTFOLIO OF INVESTMENTS     9/30/09 (Unaudited) - continued

MFS High Yield Portfolio

Issuer	Shares/Par	Value ($)
BONDS - continued
Network & Telecom - continued
Windstream Corp., 8.625%, 2016	$1,205,000	$1,232,113

		$8,077,765

Oil Services - 0.0%
Basic Energy Services, Inc., 7.125%, 2016	$70,000	$54,950

Oils - 0.1%
Petroplus Holdings AG, 9.375%, 2019 (z)	$335,000	$329,975

Precious Metals & Minerals - 0.6%
Teck Resources Ltd., 9.75%, 2014	$375,000	$412,500
Teck Resources Ltd., 10.25%, 2016	205,000	231,650
Teck Resources Ltd., 10.75%, 2019	725,000	842,813

		$1,486,963

Printing & Publishing - 1.2%
American Media Operations, Inc., 9%, 2013 (p)(z)	$74,938	$43,951
American Media Operations, Inc., 14%, 2013 (p)(z)	782,376	442,129
Dex Media West LLC, 9.875%, 2013 (d)	895,000	161,100
Idearc, Inc., 8%, 2016 (d)	1,322,000	59,490
Nielsen Finance LLC, 10%, 2014	1,160,000	1,165,800
Nielsen Finance LLC, 11.5%, 2016	590,000	619,500
Nielsen Finance LLC, 0% to 2011, 12.5% to 2016	216,000	170,100
Tribune Co., 5.25%, 2015 (d)	755,000	52,850

		$2,714,920

Railroad & Shipping - 0.2%
Kansas City Southern Railway, 8%, 2015	$470,000	$479,400

Real Estate - 0.1%
CB Richard Ellis Group, Inc., 11.625%, 2017 (n)	$285,000	$307,800

Retailers - 2.1%
Couche-Tard, Inc., 7.5%, 2013	$350,000	$353,938
Dollar General Corp., 11.875%, 2017 (p)	550,000	618,750
Limited Brands, Inc., 5.25%, 2014	705,000	654,050
Macy’s Retail Holdings, Inc., 5.35%, 2012	330,000	321,217
Macy’s Retail Holdings, Inc., 5.75%, 2014	1,055,000	991,225
Neiman Marcus Group, Inc., 10.375%, 2015	490,000	418,950
Sally Beauty Holdings, Inc., 10.5%, 2016	725,000	755,813
Toys “R” Us, Inc., 10.75%, 2017 (n)	865,000	929,875

		$5,043,818

Specialty Chemicals - 0.5%
Ashland, Inc., 9.125%, 2017 (n)	$1,055,000	$1,128,850

Specialty Stores - 0.4%
Payless ShoeSource, Inc., 8.25%, 2013	$1,055,000	$1,033,900

Supermarkets - 0.2%
SUPERVALU, Inc., 8%, 2016	$520,000	$538,200

Telecommunications - Wireless - 3.5%
Cricket Communications, Inc., 7.75%, 2016 (n)	$580,000	$588,700
Crown Castle International Corp., 9%, 2015	750,000	785,625
Crown Castle International Corp., 7.75%, 2017 (n)	385,000	398,475
MetroPCS Wireless, Inc., 9.25%, 2014	420,000	429,450
Nextel Communications, Inc., 6.875%, 2013	730,000	677,075
NII Holdings, Inc., 10%, 2016 (n)	290,000	301,600
SBA Communications Corp., 8%, 2016 (n)	255,000	260,738
SBA Communications Corp., 8.25%, 2019 (n)	220,000	226,600
Sprint Nextel Corp., 8.375%, 2012	1,220,000	1,259,650
Sprint Nextel Corp., 8.375%, 2017	595,000	592,025
Sprint Nextel Corp., 8.75%, 2032	950,000	897,750
Wind Acquisition Finance S.A., 10.75%, 2015 (n)	1,655,000	1,820,500

		$8,238,188

Telephone Services - 0.5%
Frontier Communications Corp., 8.25%, 2014	$710,000	$731,300
Frontier Communications Corp., 8.125%, 2018	485,000	488,031

		$1,219,331

Tobacco - 0.2%
Alliance One International, Inc., 10%, 2016 (n)	$530,000	$547,225

Transportation - Services - 0.6%
Commercial Barge Line Co., 12.5%, 2017 (n)	$425,000	$442,000
Hertz Corp., 8.875%, 2014	1,030,000	1,040,300

		$1,482,300

Utilities - Electric Power - 4.5%
AES Corp., 8%, 2017	$1,470,000	$1,479,188
Calpine Corp., 8%, 2016 (n)	770,000	789,250
Dynegy Holdings, Inc., 7.5%, 2015	745,000	689,125
Dynegy Holdings, Inc., 7.75%, 2019	390,000	332,475
Edison Mission Energy, 7%, 2017	1,100,000	918,500
Mirant Americas Generation LLC, 8.3%, 2011	800,000	814,000
Mirant North America LLC, 7.375%, 2013	505,000	502,475
NRG Energy, Inc., 7.375%, 2016	3,010,000	2,912,175

5

PORTFOLIO OF INVESTMENTS     9/30/09 (Unaudited) - continued

MFS High Yield Portfolio

Issuer	Shares/Par	Value ($)
BONDS - continued
Utilities - Electric Power - continued
RRI Energy, Inc., 7.875%, 2017	$362,000	$353,403
Texas Competitive Electric Holdings LLC, 10.25%, 2015	2,680,000	1,929,600

		$10,720,191

Total Bonds		$209,703,751

FLOATING RATE LOANS (g)(r) - 6.5%
Aerospace - 0.5%
Hawker Beechcraft Acquisition Co. LLC, Letter of Credit, 2.28%, 2014	$65,293	$49,623
Hawker Beechcraft Acquisition Co. LLC, Term Loan, 2.25%, 2014	1,604,689	1,219,564

		$1,269,187

Automotive - 1.2%
Accuride Corp., Term Loan, 10%, 2012	$136,626	$131,844
Federal-Mogul Corp., Term Loan B, 2.19%, 2014	1,187,484	905,457
Ford Motor Co., Term Loan, 3.49%, 2013	2,041,220	1,807,574
Mark IV Industries, Inc., Second Lien Term Loan, 9.85%, 2011 (d)	982,733	17,198

		$2,862,073

Broadcasting - 0.6%
Gray Television, Inc., Term Loan, 3.76%, 2014	$521,464	$423,689
Local TV Finance LLC, Term Loan B, 2.25%, 2013	69,185	54,080
Young Broadcasting, Inc., Incremental Term Loan, 4.75%, 2012 (d)	438,565	230,247
Young Broadcasting, Inc., Term Loan, 4.75%, 2012 (d)	1,179,836	619,414

		$1,327,430

Building - 0.1%
Building Materials Holding Corp., Term Loan, 3%, 2014	$161,229	$146,629

Business Services - 0.3%
First Data Corp., Term Loan B-1, 2.99%, 2014 (o)	$829,331	$713,916

Cable TV - 0.3%
Charter Communications Operating LLC, Term Loan, 6.25%, 2014	$733,098	$698,276

Electronics - 0.2%
Freescale Semiconductor, Inc., Term Loan B, 2.01%, 2013	$448,726	$358,700

Gaming & Lodging - 0.6%
Green Valley Ranch Gaming LLC, Second Lien Term Loan, 3.54%, 2014	$1,601,789	$400,447
MGM Mirage, Term Loan B, 2011 (o)	690,432	633,257
Motorcity Casino, Term Loan B, 2012 (o)	493,370	460,067

		$1,493,771

Printing & Publishing - 0.4%
Tribune Co., Incremental Term Loan B, 5.25%, 2014 (d)	$1,825,983	$868,483

Retailers - 0.1%
Toys “R” Us, Inc., Term Loan B, 4.49%, 2012	$345,212	$330,808

Specialty Chemicals - 0.6%
LyondellBasell, DIP Term Loan, 9.16%, 2009 (q)	$170,475	$177,208
LyondellBasell, DIP Term Loan B- 3, 5.79%, 2009	170,223	165,116
LyondellBasell, Dutch Tranche Revolving Credit Loan, 3.74%, 2013 (o)	29,342	18,967
LyondellBasell, Dutch Tranche Term Loan, 3.74%, 2013 (o)	67,287	43,497
LyondellBasell, German Tranche Term Loan B-1, 3.99%, 2014 (o)	84,237	54,453
LyondellBasell, German Tranche Term Loan B-2, 3.99%, 2014 (o)	84,237	54,453
LyondellBasell, German Tranche Term Loan B-3, 3.99%, 2014 (o)	84,237	54,453
LyondellBasell, U.S. Tranche Revolving Credit Loan, 3.74%, 2013 (o)	110,031	71,127
LyondellBasell, U.S. Tranche Term Loan, 3.74%, 2013 (o)	209,640	135,518
LyondellBasell, U.S. Tranche Term Loan B-1, 7%, 2014 (o)	365,528	239,055
LyondellBasell, U.S. Tranche Term Loan B-2, 7%, 2014 (o)	365,528	236,288
LyondellBasell, U.S. Tranche Term Loan B-3, 7%, 2014 (o)	365,528	236,288

		$1,486,423

Specialty Stores - 0.4%
Michaels Stores, Inc., Term Loan B, 2.53%, 2013 (o)	$1,067,083	$951,926

Utilities - Electric Power - 1.2%
Calpine Corp., Term Loan, 3.16%, 2014	$929,077	$844,879
Texas Competitive Electric Holdings Co. LLC, Term Loan B- 3, 3.75%, 2014	2,611,420	2,050,618

		$2,895,497

Total Floating Rate Loans		$15,403,119

COMMON STOCKS - 1.1%
Automotive - 0.0%
Oxford Automotive, Inc. (a)	21	$0

Cable TV - 0.6%
Cablevision Systems Corp., “A”	13,700	$325,375
Comcast Corp., “A”	49,300	832,677

6

PORTFOLIO OF INVESTMENTS     9/30/09 (Unaudited) - continued

MFS High Yield Portfolio

Issuer			Shares/Par	Value ($)
COMMON STOCKS - continued
Cable TV - continued
Time Warner Cable, Inc.			5,800	$249,922

				$1,407,974

Energy - Integrated - 0.1%
Chevron Corp.			2,700	$190,161

Gaming & Lodging - 0.2%
Ameristar Casinos, Inc.			9,100	$143,598
Pinnacle Entertainment, Inc. (a)			33,400	340,346

				$483,944

Printing & Publishing - 0.0%
American Media, Inc. (a)			14,342	$19,219
Golden Books Family Entertainment, Inc. (a)			17,708	0
World Color Press, Inc. (a)			5,075	48,720

				$67,939

Telephone Services - 0.2%
Windstream Corp.			49,400	$500,422

Total Common Stocks				$2,650,440

PREFERRED STOCKS - 0.7%
Financial Institutions - 0.2%
Preferred Blocker, Inc., 7% (z)			556	$323,331

Major Banks - 0.5%
Bank of America Corp., 8.625%			51,000	$1,207,170

Total Preferred Stocks				$1,530,501

	Strike Price	First Exercise
WARRANTS - 0.0%
Printing & Publishing - 0.0%
World Color Press, Inc. (1 share for 1 warrant) (a)	$16.30	8/26/09	2,876	$5,896
World Color Press, Inc. (1 share for 1 warrant) (a)	$13.00	8/26/09	2,876	8,772

Total Warrants				$14,668

MONEY MARKET FUNDS (v) - 0.5%
MFS Institutional Money Market Portfolio, 0.16%, at Net Asset Value			1,262,859	$1,262,859

Total Investments				$230,565,338

OTHER ASSETS, LESS LIABILITIES - 2.7%				6,297,818

NET ASSETS - 100.0%				$236,863,156

(a)	Non-income producing security.
(d)	Non-income producing security - in default.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $38,140,679, representing 16.1% of net assets.
(o)	All or a portion of this position has not settled. Upon settlement date, interest rates will be determined. The rate shown represents a weighted average coupon rate on the full position, including unsettled positions which have no current coupon.
(p)	Payment-in-kind security.
(q)	All or a portion of this position represents an unfunded loan commitment. The rate shown represents a weighted average coupon rate on the full position, including the unfunded loan commitment which has no current coupon rate.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

7

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MFS High Yield Portfolio

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
ACCO Brands Corp., 10.625%, 2015	9/21/09	$98,503	$104,500
Airlie LCDO Ltd., CDO, FRN, 2.19%, 2011	10/13/06	697,361	167,367
American Media Operations, Inc., 9%, 2013	1/29/09 - 4/15/09	48,699	43,951
American Media Operations, Inc., 14%, 2013	1/29/09 - 4/15/09	430,320	442,129
Anthracite Ltd., CDO, 6%, 2037	5/14/02	1,148,371	104,000
Arbor Realty Mortgage Securities, CDO, FRN, 2.803%, 2038	12/20/05	622,760	24,910
Bonten Media Acquisition Co., 9%, 2015	5/22/07 - 5/15/09	877,831	257,385
CWCapital Cobalt Ltd., CDO, 6.23%, 2045	3/20/06	960,090	19,902
CWCapital Cobalt Ltd., CDO, “F”, FRN, 1.803%, 2050	4/12/06	500,000	10,000
Huntsman International LLC, 5.5%, 2016	9/09/09	164,204	174,250
LBI Media, Inc., 8.5%, 2017	7/18/07	629,440	400,000
Liberty Mutual Group, Inc., 10.75%, 2058	9/17/09	358,900	351,500
Local TV Finance LLC, 9.25%, 2015	11/09/07 - 6/01/09	1,570,011	503,621
MGM Mirage, 11.375%, 2018	9/17/09	637,974	615,700
Petroplus Holdings AG, 9.375%, 2019	9/09/09	329,704	329,975
Preferred Blocker, Inc., 7%	12/26/08	428,120	323,331
Qwest Communications International, Inc., 8%, 2015	9/14/09	329,147	334,581
Spirit AeroSystems Holdings, Inc., 7.5%, 2017	9/24/09	322,755	328,350
USI Holdings Corp., 9.75%, 2015	4/26/07 - 6/08/07	1,001,425	877,388
Wachovia Credit, CDO, FRN, 1.635%, 2026	6/08/06	376,000	15,040

Total Restricted Securities			$5,427,880
% of Net Assets			2.3%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLN	Credit-Linked Note
CLO	Collateralized Loan Obligation
DIP	Debtor-in-Possession
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

8

MFS High Yield Portfolio

Supplemental Information (Unaudited) 9/30/09

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

9

MFS High Yield Portfolio

Supplemental Information (Unaudited) 9/30/09 - continued

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of September 30, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$3,853,059	$323,331	$19,219	$4,195,609
Non-U.S. Sovereign Debt	—	291,201	—	291,201
Corporate Bonds	—	182,020,276	—	182,020,276
Residential Mortgage-Backed Securities	—	24,910	—	24,910
Commercial Mortgage-Backed Securities	—	9,856,847	—	9,856,847
Asset-Backed Securities (including CDOs)	—	383,442	167,367	550,809
Foreign Bonds	—	15,820,705	—	15,820,705
Floating Rate Loans	—	15,403,121	—	15,403,121
Other Fixed Income Securities	—	1,139,001	—	1,139,001
Mutual Funds	1,262,859	—	—	1,262,859

Total Investments	$5,115,918	$225,262,834	$186,586	$230,565,338

Other Financial Instruments
Forward Currency Contracts	$—	$(2,557)	$—	$(2,557)

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of Level 3 securities held at the beginning and the end of the period.

	Equity Securities	Asset-Backed Securities	Total
Balance as of 12/31/08	$—	$—	$—
Accrued discounts/premiums	—	—	—
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)	(11,473)	(20,471)	(31,944)
Net purchases (sales)	30,692	32,361	63,053
Transfers in and/or out of Level 3	—	155,477	155,477

Balance as of 9/30/09	$19,219	$167,367	$186,586

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$250,560,162

Gross unrealized appreciation	$10,803,927
Gross unrealized depreciation	(30,798,751)

Net unrealized appreciation (depreciation)	$(19,994,824)

The aggregate cost above includes prior fiscal year end tax adjustments.

10

MFS High Yield Portfolio

Supplemental Information (Unaudited) 9/30/09 - continued

(4) Derivative Contracts at 9/30/09

Forward Foreign Currency Exchange Contracts at 9/30/09

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives
BUY	EUR	UBS AG	248,402	12/16/09	$365,061	$363,469	$(1,592)
SELL	EUR	UBS AG	1,063,741	12/16/09	1,555,535	1,556,500	(965)

							$(2,557)

At September 30, 2009, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(5) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	47,143,174	(45,880,315)	1,262,859

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$7,555	$1,262,859

11

MFS® INVESTMENT MANAGEMENT

MFS® International Growth Portfolio

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

9/30/09

PORTFOLIO OF INVESTMENTS     9/30/09 (Unaudited)

MFS International Growth Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 97.2%
Alcoholic Beverages - 3.0%
Companhia de Bebidas das Americas, ADR	30,300	$2,492,478
Pernod Ricard S.A.	35,916	2,852,303

		$5,344,781

Apparel Manufacturers - 6.5%
Compagnie Financiere Richemont S.A.	71,512	$2,020,526
Li & Fung Ltd.	718,600	2,880,327
LVMH Moet Hennessy Louis Vuitton S.A.	48,540	4,881,958
Swatch Group Ltd.	8,135	1,916,196

		$11,699,007

Broadcasting - 3.1%
Grupo Televisa S.A., ADR	99,870	$1,856,583
WPP Group PLC	428,894	3,680,799

		$5,537,382

Brokerage & Asset Managers - 5.0%
Aberdeen Asset Management PLC	482,910	$1,157,645
Daiwa Securities Group, Inc.	291,000	1,500,953
Deutsche Boerse AG	30,160	2,464,918
ICAP PLC	149,430	1,009,457
IG Group Holdings PLC	186,900	995,250
Julius Baer Holding Ltd.	38,121	1,903,659

		$9,031,882

Business Services - 4.1%
Accenture Ltd., “A”	84,100	$3,134,407
Capita Group PLC	68,325	788,924
Infosys Technologies Ltd., ADR	30,220	1,465,368
Intertek Group PLC	103,870	2,106,540

		$7,495,239

Computer Software - 1.0%
SAP AG	36,520	$1,778,533

Computer Software - Systems - 2.9%
Acer, Inc.	824,300	$2,102,545
Canon, Inc.	49,800	1,992,187
NICE Systems Ltd., ADR (a)	38,010	1,157,024

		$5,251,756

Consumer Products - 5.4%
AmorePacific Corp.	1,517	$1,086,652
Beiersdorf AG	25,100	1,473,977
Hengan International Group Co. Ltd.	158,000	952,145
Natura Cosmeticos S.A.	60,670	1,094,156
Reckitt Benckiser Group PLC	69,120	3,377,996
Uni-Charm Corp.	18,200	1,727,444

		$9,712,370

Electrical Equipment - 2.1%
Keyence Corp.	5,300	$1,126,923
Schneider Electric S.A.	27,037	2,740,242

		$3,867,165

Electronics - 5.0%
ARM Holdings PLC	656,870	$1,507,481
Hoya Corp.	63,700	1,494,103
Samsung Electronics Co. Ltd.	3,017	2,080,144
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	226,720	2,484,851
Tokyo Electron Ltd.	22,000	1,390,589

		$8,957,168

Energy - Independent - 2.4%
INPEX Corp.	518	$4,392,613

Energy - Integrated - 5.0%
OAO Gazprom, ADR	164,670	$3,828,578
Petroleo Brasileiro S.A., ADR	50,020	2,295,918
TOTAL S.A.	50,580	3,005,427

		$9,129,923

Food & Beverages - 5.4%
Coca-Cola Hellenic Bottling Co. S.A.	36,349	$967,549
Groupe Danone	45,263	2,727,581
Nestle S.A.	144,052	6,138,508

		$9,833,638

Food & Drug Stores - 2.4%
Dairy Farm International Holdings Ltd.	242,100	$1,447,758
Lawson, Inc.	25,100	1,166,011
Tesco PLC	277,378	1,771,395

		$4,385,164

Major Banks - 2.6%
HSBC Holdings PLC	287,608	$3,291,030
Standard Chartered PLC	60,639	1,494,357

		$4,785,387

Medical & Health Technology & Services - 0.5%
SSL International PLC	85,320	$872,667

Medical Equipment - 2.6%
Sonova Holding AG	16,578	$1,671,718
Synthes, Inc.	25,780	3,107,133

		$4,778,851

Metals & Mining - 2.6%
BHP Billiton PLC	171,950	$4,693,620

Network & Telecom - 2.0%
Nokia Oyj	240,230	$3,532,980

Oil Services - 1.5%
Saipem S.p.A.	92,540	$2,786,909

Other Banks & Diversified Financials - 8.5%
Aeon Credit Service Co. Ltd.	127,200	$1,270,739
Bancolombia S.A., ADR	25,280	1,085,270
Bank of Cyprus Public Co. Ltd.	232,220	1,767,058
Bank Rakyat Indonesia	2,150,000	1,657,725
China Construction Bank	1,795,000	1,426,055
Credicorp Ltd.	12,860	999,994
Housing Development Finance Corp. Ltd.	61,369	3,535,126
UBS AG (a)	197,259	3,610,927

		$15,352,894

1

PORTFOLIO OF INVESTMENTS     9/30/09 (Unaudited) - continued

MFS International Growth Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Pharmaceuticals - 8.0%
Bayer AG	33,060	$2,290,713
Hisamitsu Pharmaceutical Co., Inc.	30,000	1,212,669
Merck KGaA	22,060	2,193,526
Novo Nordisk A/S, “B”	27,090	1,696,104
Roche Holding AG	24,470	3,955,153
Santen, Inc.	38,200	1,404,334
Teva Pharmaceutical Industries Ltd., ADR	32,950	1,665,952

		$14,418,451

Printing & Publishing - 1.2%
Reed Elsevier PLC	280,930	$2,102,520

Specialty Chemicals - 6.2%
Akzo Nobel N.V.	42,820	$2,652,737
L’Air Liquide S.A.	18,503	2,105,186
Linde AG	23,950	2,596,297
Shin-Etsu Chemical Co. Ltd.	31,700	1,937,573
Symrise AG	102,401	1,952,525

		$11,244,318

Specialty Stores - 1.9%
Esprit Holdings Ltd.	307,700	$2,064,554
Industria de Diseno Textil S.A.	23,700	1,359,857

		$3,424,411

Telecommunications - Wireless - 2.0%
MTN Group Ltd.	105,400	$1,675,864
Philippine Long Distance Telephone Co.	36,620	1,869,430

		$3,545,294

Telephone Services - 3.6%
China Unicom Ltd.	2,402,000	$3,372,782
Telefonica S.A.	110,900	3,059,891

		$6,432,673

Utilities - Electric Power - 0.7%
CEZ AS	22,850	$1,218,681

Total Common Stocks		$175,606,277

MONEY MARKET FUNDS (v) - 3.1%
MFS Institutional Money Market Portfolio, 0.16%, at Net Asset Value	5,575,513	$5,575,513

Total Investments		$181,181,790

OTHER ASSETS, LESS LIABILITIES - (0.3)%		(556,281)

NET ASSETS - 100.0%		$180,625,509

(a)	Non-income producing security.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS International Growth Portfolio

Supplemental Information (Unaudited) 9/30/09

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of September 30, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United Kingdom	$28,849,681	$—	$—	$28,849,681
Switzerland	24,323,820	—	—	24,323,820
Japan	5,798,741	14,817,396	—	20,616,137
France	18,312,697	—	—	18,312,697
Germany	14,750,490	—	—	14,750,490
Hong Kong	3,512,312	2,880,327	—	6,392,639
Brazil	5,882,552	—	—	5,882,552
China	—	5,750,982	—	5,750,982
India	1,465,368	3,535,126	—	5,000,494
United States	3,134,407	—	—	3,134,407
Other Countries	35,309,214	7,283,164	—	42,592,378
Mutual Funds	5,575,513	—	—	5,575,513

Total Investments	$146,914,795	$34,266,995	$—	$181,181,790

Country disclosure is based on the country of domicile. For further information regarding security characteristics, see the Portfolio of Investments.

3

MFS International Growth Portfolio

Supplemental Information (Unaudited) 9/30/09 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$161,848,437

Gross unrealized appreciation	$26,400,288
Gross unrealized depreciation	(7,066,935)

Net unrealized appreciation (depreciation)	$19,333,353

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	42,720,744	(37,145,231)	5,575,513

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$5,636	$5,575,513

(4) Country Weightings

Country weighting percentages of portfolio holdings based on total net assets and the valuation currency of each security, as of September 30, 2009, are as follows:

United Kingdom	16.0%
Switzerland	13.5%
Japan	11.4%
France	10.2%
Germany	8.2%
Hong Kong	3.5%
Brazil	3.3%
China	3.2%
India	2.8%
Other Countries	27.9%

4

MFS INVESTMENT MANAGEMENT

MFS® International Value Portfolio

MFS® Variable Insurance Trust II

Quarterly portfolio holdings

9/30/09

PORTFOLIO OF INVESTMENTS    9/30/09 (Unaudited)

MFS International Value Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 96.1%
Aerospace - 1.3%
Cobham PLC	962,780	$3,368,148

Alcoholic Beverages - 2.8%
Heineken N.V.	160,270	$7,388,897

Apparel Manufacturers - 0.9%
Compagnie Financiere Richemont S.A.	55,160	$1,558,511
Sanyo Shokai Ltd. (l)	198,400	649,746

		$2,208,257

Broadcasting - 3.7%
Fuji Television Network, Inc.	1,054	$1,717,249
Nippon Television Network Corp.	11,110	1,590,866
Vivendi S.A.	134,661	4,166,750
WPP Group PLC	244,801	2,100,900

		$9,575,765

Brokerage & Asset Managers - 1.5%
Daiwa Securities Group, Inc.	603,000	$3,110,221
Van Lanschot N.V.	12,500	740,820

		$3,851,041

Business Services - 2.9%
Bunzl PLC	187,640	$1,902,720
Nomura Research, Inc.	93,700	2,228,591
USS Co. Ltd.	57,920	3,428,400

		$7,559,711

Chemicals - 1.0%
Givaudan S.A.	3,624	$2,717,213

Computer Software - Systems - 2.6%
Fujitsu Ltd.	313,000	$2,027,216
Konica Minolta Holdings, Inc.	272,500	2,567,962
Venture Corp. Ltd.	332,000	2,109,937

		$6,705,115

Conglomerates - 0.6%
Tomkins PLC	472,660	$1,424,651

Construction - 1.3%
Geberit AG	22,763	$3,496,931

Consumer Products - 5.4%
Henkel KGaA, IPS	92,170	$3,968,078
Kao Corp.	292,900	7,220,579
KOSE Corp.	114,600	2,789,260

		$13,977,917

Consumer Services - 0.9%
Benesse Corp.	46,400	$2,267,965

Containers - 0.5%
Smurfit Kappa Group PLC	157,776	$1,246,759

Electrical Equipment - 3.2%
Legrand S.A.	113,680	$3,162,380
OMRON Corp.	108,700	2,042,265
Spectris PLC	275,620	3,112,009

		$8,316,654

Electronics - 2.6%
Halma PLC	62,311	$216,094
Samsung Electronics Co. Ltd.	5,320	3,668,004
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	250,648	2,747,102

		$6,631,200

Energy - Independent - 0.5%
INPEX Corp.	166	$1,407,671

Energy - Integrated - 4.4%
Royal Dutch Shell PLC, “A”	169,730	$4,837,819
TOTAL S.A.	112,600	6,690,611

		$11,528,430

Food & Beverages - 3.5%
Binggrae Co. Ltd.	11,540	$420,660
Nestle S.A.	172,294	7,341,989
Nong Shim Co. Ltd.	5,627	1,215,422

		$8,978,071

Food & Drug Stores - 0.8%
Lawson, Inc.	42,800	$1,988,258

Forest & Paper Products - 0.3%
UPM-Kymmene Corp.	69,490	$833,843

General Merchandise - 0.2%
Daiei, Inc. (a)	151,750	$614,709

Insurance - 6.7%
AEGON N.V. (a)	160,060	$1,358,731
Allianz SE	9,960	1,244,264
Catlin Group Ltd.	230,536	1,294,668
Euler Hermes	12,440	1,066,758
Hiscox Ltd.	232,251	1,278,688
ING Groep N.V. (a)	147,000	2,624,370
Jardine Lloyd Thompson Group PLC	288,520	2,238,634
Muenchener Ruckvers AG	19,810	3,160,664
Zurich Financial Services Ltd.	13,460	3,201,669

		$17,468,446

Leisure & Toys - 0.8%
NAMCO BANDAI Holdings, Inc.	86,700	$887,621
Sankyo Co. Ltd.	18,600	1,161,172

		$2,048,793

Machinery & Tools - 2.2%
ASSA ABLOY AB, “B”	171,870	$2,793,271
Glory Ltd.	80,700	1,978,508
Neopost S.A.	11,400	1,023,118

		$5,794,897

Major Banks - 5.1%
Credit Agricole S.A.	136,298	$2,848,168
HSBC Holdings PLC	489,610	5,602,491
Sumitomo Mitsui Financial Group, Inc.	79,300	2,745,172

1

PORTFOLIO OF INVESTMENTS    9/30/09 (Unaudited) - continued

MFS International Value Portfolio

Issuer			Shares/Par	Value ($)
COMMON STOCKS - continued
Major Banks - continued
UniCredito Italiano S.p.A. (a)			502,008	$1,961,416

				$13,157,247

Medical Equipment - 1.6%
Smith & Nephew PLC			332,611	$2,979,409
Synthes, Inc.			10,530	1,269,128

				$4,248,537

Network & Telecom - 1.3%
Nokia Oyj			225,050	$3,309,733

Other Banks & Diversified Financials - 4.5%
Anglo Irish Bank Corp. PLC (a)			249,800	$0
Bangkok Bank Public Co. Ltd.			328,400	1,209,015
Chiba Bank Ltd.			165,000	1,015,755
Dah Sing Financial Holdings Ltd. (a)			196,400	1,130,243
DNB Holding A.S.A. (a)			187,960	2,176,992
Hachijuni Bank Ltd.			168,000	929,901
Joyo Bank Ltd.			169,000	825,992
Sapporo Hokuyo Holdings, Inc.			187,700	663,004
Siam City Bank Public Co. Ltd.			2,725,400	1,892,526
SNS REAAL Groep N.V. (a)			101,380	817,136
Unione di Banche Italiane ScpA			72,403	1,111,424

				$11,771,988

Pharmaceuticals - 10.3%
Daiichi Sankyo Co. Ltd.			88,200	$1,820,694
GlaxoSmithKline PLC			298,580	5,866,879
Hisamitsu Pharmaceutical Co., Inc.			15,300	618,461
Merck KGaA			33,100	3,291,284
Roche Holding AG			40,890	6,609,162
Sanofi-Aventis			116,530	8,551,781

				$26,758,261

Printing & Publishing - 1.5%
Reed Elsevier PLC			279,693	$2,093,262
Wolters Kluwer N.V.			82,930	1,771,184

				$3,864,446

Real Estate - 0.2%
Deutsche Wohnen AG (a)(l)			51,990	$512,776

Specialty Chemicals - 1.2%
Shin-Etsu Chemical Co. Ltd.			27,900	$1,705,309
Symrise AG			69,609	1,327,265

				$3,032,574

Specialty Stores - 0.4%
Esprit Holdings Ltd.			155,300	$1,042,006

Telecommunications - Wireless - 6.0%
America Movil S.A.B. de C.V., “L”, ADR			27,470	$1,204,010
KDDI Corp.			1,076	6,052,520
SmarTone Telecommunications Holdings Ltd.			638,500	492,672
Vodafone Group PLC			3,523,920	7,895,724

				$15,644,926

Telephone Services - 5.0%
China Unicom Ltd.			782,000	$1,098,050
Royal KPN N.V.			330,070	5,474,891
Telefonica S.A.			189,020	5,215,335
Virgin Media, Inc.			87,990	1,224,821

				$13,013,097

Tobacco - 3.9%
British American Tobacco PLC			172,910	$5,424,482
Japan Tobacco, Inc.			1,139	3,878,621
Swedish Match AB			40,620	815,739

				$10,118,842

Trucking - 3.2%
TNT N.V.			145,230	$3,897,657
Yamato Holdings Co. Ltd.			277,000	4,520,333

				$8,417,990

Utilities - Electric Power - 1.3%
E.ON AG			80,154	$3,399,159

Total Common Stocks				$249,690,924

MONEY MARKET FUNDS (v) - 3.4%
MFS Institutional Money Market Portfolio, 0.16%, at Net Asset Value			8,734,944	$8,734,944

	Strike Price	First Exercise
RIGHTS - 0.1%
Real Estate - 0.1%
Deutsche Wohnen AG (21 shares for every 10 rights) (a)	€4.50	9/24/09	51,990	$353,770

COLLATERAL FOR SECURITIES LOANED - 0.2%
Navigator Securities Lending Prime Portfolio, at Net Asset Value			491,099	$491,099

Total Investments				$259,270,737

OTHER ASSETS, LESS LIABILITIES - 0.2%				487,809

NET ASSETS - 100.0%				$259,758,546

(a)	Non-income producing security.
(l)	All or a portion of this security is on loan.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
IPS	International Preference Stock
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS International Value Portfolio

Supplemental Information (Unaudited) 9/30/09

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of September 30, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$10,035,386	$54,418,638	$—	$64,454,024
United Kingdom	51,636,574	—	—	51,636,574
France	27,509,567	—	—	27,509,567
Switzerland	26,194,603	—	—	26,194,603
Netherlands	24,073,686	—	—	24,073,686
Germany	17,257,260	—	—	17,257,260
South Korea	1,636,083	3,668,004	—	5,304,087
Spain	5,215,335	—	—	5,215,335
Finland	4,143,576	—	—	4,143,576
Other Countries	17,946,455	6,309,527	—	24,255,982
Mutual Funds	9,226,043	—	—	9,226,043

Total Investments	$194,874,568	$64,396,169	$—	$259,270,737

Country disclosure is based on the country of domicile. For further information regarding security characteristics, see the Portfolio of Investments.

3

MFS International Value Portfolio

Supplemental Information (Unaudited) 9/30/09 - continued

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of Level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 12/31/08	$—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(59,992)
Net purchases (sales)	—
Transfers in and/or out of Level 3	59,992

Balance as of 9/30/09	$—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$283,029,941

Gross unrealized appreciation	$16,718,243
Gross unrealized depreciation	(40,477,447)

Net unrealized appreciation (depreciation)	$(23,759,204)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Fund	—	65,658,666	(56,923,722)	8,734,944

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Fund	$—	$—	$4,503	$8,734,944

4

MFS International Value Portfolio

Supplemental Information (Unaudited) 9/30/09 - continued

(4) Country Weightings

Country weighting percentages of portfolio holdings based on total net assets and the valuation currency of each security, as of September 30, 2009, are as follows:

Japan	24.8%
United Kingdom	19.9%
France	10.6%
Switzerland	10.1%
Netherlands	9.3%
Germany	6.6%
South Korea	2.0%
Spain	2.0%
Finland	1.6%
Other Countries	13.1%

5

MFS INVESTMENT MANAGEMENT

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

MFS® Massachusetts Investors Growth Stock Portfolio

9/30/09

PORTFOLIO OF INVESTMENTS    9/30/09 (Unaudited)

MFS Massachusetts Investors Growth Stock Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 98.2%
Aerospace - 3.5%
Precision Castparts Corp.	11,940	$1,216,327
United Technologies Corp.	111,980	6,822,941

		$8,039,268

Alcoholic Beverages - 1.4%
Companhia de Bebidas das Americas, ADR	14,560	$1,197,706
Diageo PLC	128,030	1,964,269

		$3,161,975

Apparel Manufacturers - 4.6%
LVMH Moet Hennessy Louis Vuitton S.A.	35,350	$3,555,361
NIKE, Inc., “B”	108,690	7,032,243

		$10,587,604

Biotechnology - 2.0%
Genzyme Corp. (a)	82,220	$4,664,341

Broadcasting - 2.3%
Grupo Televisa S.A., ADR	38,090	$708,093
Omnicom Group, Inc.	124,090	4,583,885

		$5,291,978

Brokerage & Asset Managers - 2.5%
Charles Schwab Corp.	176,340	$3,376,911
CME Group, Inc.	7,790	2,400,800

		$5,777,711

Business Services - 13.2%
Accenture Ltd., “A”	257,610	$9,601,125
Amdocs Ltd. (a)	52,240	1,404,211
Automatic Data Processing, Inc.	33,590	1,320,087
Dun & Bradstreet Corp.	58,090	4,375,339
Fidelity National Information Services, Inc.	53,850	1,373,714
MasterCard, Inc., “A”	36,560	7,390,604
Visa, Inc., “A”	13,570	937,823
Western Union Co.	211,010	3,992,309

		$30,395,212

Cable TV - 0.6%
DIRECTV Group, Inc. (a)	54,110	$1,492,354

Chemicals - 1.0%
3M Co.	30,010	$2,214,738

Computer Software - 3.5%
Oracle Corp.	387,540	$8,076,334

Computer Software - Systems - 5.1%
Apple, Inc. (a)	21,860	$4,052,188
EMC Corp. (a)	48,940	833,938
Hewlett-Packard Co.	73,450	3,467,575
International Business Machines Corp.	27,820	3,327,550

		$11,681,251

Consumer Products - 5.4%
Colgate-Palmolive Co.	69,790	$5,323,581
Procter & Gamble Co.	121,831	7,056,452

		$12,380,033

Electrical Equipment - 4.9%
Danaher Corp.	95,260	$6,412,903
Rockwell Automation, Inc.	77,760	3,312,576
W.W. Grainger, Inc.	18,570	1,659,415

		$11,384,894

Electronics - 3.0%
National Semiconductor Corp.	152,630	$2,178,030
Samsung Electronics Co. Ltd., GDR	7,050	2,404,050
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	209,938	2,300,920

		$6,883,000

Energy - Integrated - 3.3%
Chevron Corp.	57,980	$4,083,531
Exxon Mobil Corp.	13,030	893,988
Hess Corp.	29,050	1,553,013
Marathon Oil Corp.	37,280	1,189,232

		$7,719,764

Food & Beverages - 5.9%
Groupe Danone	44,007	$2,651,893
Mead Johnson Nutrition Co., “A”	58,790	2,652,017
Nestle S.A.	47,323	2,016,582
PepsiCo, Inc.	108,140	6,343,492

		$13,663,984

Food & Drug Stores - 2.9%
CVS Caremark Corp.	189,995	$6,790,421

Gaming & Lodging - 0.6%
Starwood Hotels & Resorts
Worldwide, Inc.	43,030	$1,421,281

General Merchandise - 0.6%
Target Corp.	30,380	$1,418,138

Internet - 3.8%
eBay, Inc. (a)	54,080	$1,276,829
Google, Inc., “A” (a)	15,140	7,507,169

		$8,783,998

Major Banks - 2.6%
Bank of New York Mellon Corp.	79,644	$2,308,880
State Street Corp.	70,980	3,733,548

		$6,042,428

Medical & Health Technology & Services - 2.6%
Laboratory Corp. of America Holdings (a)	19,660	$1,291,662
Medco Health Solutions, Inc. (a)	25,840	1,429,210
Patterson Cos., Inc. (a)	91,480	2,492,830
VCA Antech, Inc. (a)	31,540	848,111

		$6,061,813

Medical Equipment - 9.5%
Becton, Dickinson and Co.	27,970	$1,950,908
DENTSPLY International, Inc.	132,400	4,573,096

1

PORTFOLIO OF INVESTMENTS     9/30/09 (Unaudited) - continued

MFS Massachusetts Investors Growth Stock Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Medical Equipment - continued
Medtronic, Inc.	147,270	$5,419,536
St. Jude Medical, Inc. (a)	59,040	2,303,150
Synthes, Inc.	9,210	1,110,035
Thermo Fisher Scientific, Inc. (a)	64,330	2,809,291
Waters Corp. (a)	67,090	3,747,647

		$21,913,663

Metals & Mining - 0.5%
BHP Billiton Ltd., ADR	17,970	$1,186,200

Network & Telecom - 4.5%
Cisco Systems, Inc. (a)(s)	438,347	$10,318,688

Oil Services - 2.8%
Halliburton Co.	147,420	$3,998,030
Noble Corp.	66,620	2,528,895

		$6,526,925

Pharmaceuticals - 4.1%
Abbott Laboratories	79,940	$3,954,632
Allergan, Inc.	38,380	2,178,449
Johnson & Johnson	55,010	3,349,559

		$9,482,640

Specialty Chemicals - 0.5%
Praxair, Inc.	12,880	$1,052,167

Specialty Stores - 1.0%
Staples, Inc.	95,660	$2,221,225

Total Common Stocks		$226,634,028

MONEY MARKET FUNDS (v) - 1.8%
MFS Institutional Money Market Portfolio, 0.16%, at Net Asset Value	4,128,817	$4,128,817

Total Investments		$230,762,845

OTHER ASSETS, LESS LIABILITIES - 0.0%		9,459

NET ASSETS - 100.0%		$230,772,304

(a)	Non-income producing security.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short. At September 30, 2009, the value of securities pledged amounted to $171,607. At September 30, 2009, the fund had no short sales outstanding.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
GDR	Global Depository Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Massachusetts Investors Growth Stock Portfolio

Supplemental Information (Unaudited) 9/30/09

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of September 30, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$226,634,028	$—	$—	$226,634,028
Mutual Funds	4,128,817	—	—	4,128,817

Total Investments	$230,762,845	$—	$—	$230,762,845

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$228,060,958

Gross unrealized appreciation	$20,782,785
Gross unrealized depreciation	(18,080,898)

Net unrealized appreciation (depreciation)	$2,701,887

The aggregate cost above includes prior fiscal year end tax adjustments.

3

MFS Massachusetts Investors Growth Stock Portfolio

Supplemental Information (Unaudited) 9/30/09 - continued

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,901,808	35,413,659	(34,186,650)	4,128,817

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$5,871	$4,128,817

4

MFS INVESTMENT MANAGEMENT

MFS® Blended Research® Core Equity Portfolio

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

9/30/09

PORTFOLIO OF INVESTMENTS     9/30/09 (Unaudited)

MFS Blended Research Core Equity Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 99.6%
Aerospace - 3.6%
Lockheed Martin Corp.	70,580	$5,510,879
Northrop Grumman Corp.	133,520	6,909,660
Precision Castparts Corp.	44,420	4,525,065
United Technologies Corp.	54,320	3,309,718

		$20,255,322

Automotive - 1.2%
Johnson Controls, Inc.	266,230	$6,804,839

Biotechnology - 1.3%
Amgen, Inc. (a)	116,730	$7,030,648

Broadcasting - 0.4%
Time Warner, Inc.	83,736	$2,409,922

Business Services - 2.3%
Cognizant Technology Solutions Corp., “A” (a)	190,010	$7,345,787
Visa, Inc., “A”	34,580	2,389,824
Western Union Co.	154,590	2,924,843

		$12,660,454

Cable TV - 1.8%
Comcast Corp., “A”	289,170	$4,884,081
Time Warner Cable, Inc.	121,883	5,251,938

		$10,136,019

Chemicals - 3.5%
3M Co.	79,820	$5,890,716
Celanese Corp.	174,980	4,374,500
Ecolab, Inc.	59,970	2,772,413
PPG Industries, Inc.	107,040	6,230,798

		$19,268,427

Computer Software - 4.4%
Adobe Systems, Inc. (a)	151,510	$5,005,890
Akamai Technologies, Inc. (a)	198,770	3,911,794
Microsoft Corp.	244,990	6,342,791
Oracle Corp.	446,890	9,313,188

		$24,573,663

Computer Software - Systems - 4.7%
Apple, Inc. (a)	61,160	$11,337,229
Dell, Inc. (a)	267,250	4,078,235
Hewlett-Packard Co.	66,380	3,133,800
International Business Machines Corp.	63,720	7,621,549

		$26,170,813

Construction - 0.9%
NVR, Inc. (a)	7,480	$4,767,528

Consumer Products - 2.5%
Procter & Gamble Co.	237,510	$13,756,579

Consumer Services - 1.7%
Apollo Group, Inc., “A” (a)	66,110	$4,870,324
Priceline.com, Inc. (a)	27,140	4,500,355

		$9,370,679

Containers - 0.7%
Owens-Illinois, Inc. (a)	112,820	$4,163,058

Electrical Equipment - 3.0%
General Electric Co.	662,540	$10,878,907
Tyco Electronics Ltd.	150,590	3,355,145
WESCO International, Inc. (a)	81,090	2,335,392

		$16,569,444

Electronics - 3.0%
Intel Corp.	623,790	$12,207,570
Marvell Technology Group Ltd. (a)	274,320	4,441,241

		$16,648,811

Energy - Independent - 1.4%
Apache Corp.	86,320	$7,926,766

Energy - Integrated - 8.7%
Chevron Corp.	197,020	$13,876,119
Exxon Mobil Corp.	311,630	21,380,934
Hess Corp.	120,780	6,456,899
Marathon Oil Corp.	203,500	6,491,650

		$48,205,602

Food & Beverages - 4.1%
Coca-Cola Co.	70,780	$3,800,886
Coca-Cola Enterprises, Inc.	166,930	3,573,971
General Mills, Inc.	111,870	7,202,191
J.M. Smucker Co.	55,190	2,925,622
PepsiCo, Inc.	89,720	5,262,975

		$22,765,645

Food & Drug Stores - 1.8%
CVS Caremark Corp.	142,950	$5,109,033
Kroger Co.	232,920	4,807,469

		$9,916,502

Gaming & Lodging - 0.7%
Royal Caribbean Cruises Ltd. (a)	162,460	$3,912,037

General Merchandise - 3.0%
Macy’s, Inc.	431,840	$7,898,354
Target Corp.	68,270	3,186,844
Wal-Mart Stores, Inc.	119,300	5,856,437

		$16,941,635

Health Maintenance Organizations - 1.8%
UnitedHealth Group, Inc.	246,950	$6,183,628
WellPoint, Inc. (a)	76,260	3,611,674

		$9,795,302

Insurance - 3.9%
Aflac, Inc.	82,590	$3,529,897
MetLife, Inc.	104,570	3,980,980
Prudential Financial, Inc.	141,150	7,044,797
Travelers Cos., Inc.	150,950	7,431,269

		$21,986,943

Internet - 1.3%
Google, Inc., “A” (a)	14,470	$7,174,950

1

PORTFOLIO OF INVESTMENTS     9/30/09 (Unaudited) - continued

MFS Blended Research Core Equity Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Leisure & Toys - 1.1%
Activision Blizzard, Inc. (a)	92,690	$1,148,429
Hasbro, Inc.	176,410	4,895,378

		$6,043,807

Machinery & Tools - 1.5%
Dover Corp.	88,880	$3,444,989
Eaton Corp.	83,670	4,734,885

		$8,179,874

Major Banks - 9.0%
Bank of America Corp.	678,550	$11,481,066
Bank of New York Mellon Corp.	181,008	5,247,422
Goldman Sachs Group, Inc.	68,030	12,541,331
JPMorgan Chase & Co.	284,910	12,484,756
Wells Fargo & Co.	303,870	8,563,057

		$50,317,632

Medical & Health Technology & Services - 0.6%
McKesson Corp.	56,950	$3,391,373

Medical Equipment - 2.8%
Medtronic, Inc.	204,780	$7,535,904
Thermo Fisher Scientific, Inc. (a)	52,400	2,288,308
Waters Corp. (a)	54,680	3,054,425
Zimmer Holdings, Inc. (a)	56,270	3,007,632

		$15,886,269

Network & Telecom - 0.8%
Cisco Systems, Inc. (a)	193,810	$4,562,287

Oil Services - 1.3%
Halliburton Co.	137,300	$3,723,576
Schlumberger Ltd.	56,710	3,379,916

		$7,103,492

Other Banks & Diversified Financials - 1.4%
American Express Co.	226,740	$7,686,486

Personal Computers & Peripherals - 0.8%
Seagate Technology LLC	282,080	$4,290,437

Pharmaceuticals - 6.1%
Abbott Laboratories	88,400	$4,373,148
Eli Lilly & Co.	66,390	2,192,862
Johnson & Johnson	159,370	9,704,039
Merck & Co., Inc.	245,090	7,752,197
Pfizer, Inc.	590,680	9,775,754

		$33,798,000

Railroad & Shipping - 0.9%
Union Pacific Corp.	84,980	$4,958,583

Real Estate - 0.5%
Equity Residential, REIT	87,210	$2,677,347

Restaurants - 1.0%
Darden Restaurants, Inc.	160,360	$5,473,087

Specialty Stores - 1.1%
Home Depot, Inc.	222,810	$5,935,658

Telephone Services - 2.9%
AT&T, Inc.	368,780	$9,960,748
CenturyTel, Inc.	188,800	6,343,680

		$16,304,428

Tobacco - 2.2%
Altria Group, Inc.	342,080	$6,092,445
Philip Morris International, Inc.	127,910	6,234,333

		$12,326,778

Trucking - 0.7%
United Parcel Service, Inc., “B”	70,610	$3,987,347

Utilities - Electric Power - 3.2%
AES Corp. (a)	150,290	$2,227,298
American Electric Power Co., Inc.	122,770	3,804,642
FPL Group, Inc.	54,290	2,998,437
PG&E Corp.	148,720	6,021,673
Public Service Enterprise Group, Inc.	85,430	2,685,919

		$17,737,969

Total Common Stocks		$553,872,442

MONEY MARKET FUNDS (v) - 0.5%
MFS Institutional Money Market
Portfolio, 0.16%, at Net Asset Value	2,445,816	$2,445,816

Total Investments		$556,318,258

OTHER ASSETS, LESS LIABILITIES - (0.1)%		(351,180)

NET ASSETS - 100.0%		$555,967,076

(a)	Non-income producing security.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Blended Research Core Equity Portfolio

Supplemental Information (Unaudited) 9/30/09

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of September 30, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$553,872,442	$—	$—	$553,872,442
Mutual Funds	2,445,816	—	—	2,445,816

Total Investments	$556,318,258	$—	$—	$556,318,258

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$590,615,253

Gross unrealized appreciation	$35,052,079
Gross unrealized depreciation	(69,349,074)

Net unrealized appreciation (depreciation)	$(34,296,995)

The aggregate cost above includes prior fiscal year end tax adjustments.

3

MFS Blended Research Core Equity Portfolio

Supplemental Information (Unaudited) 9/30/09 - continued

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	59,976,574	(57,530,758)	2,445,816

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$4,251	$2,445,816

4

MFS INVESTMENT MANAGEMENT

MFS® Mid Cap Growth Portfolio

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

9/30/09

PORTFOLIO OF INVESTMENTS     9/30/09 (Unaudited)

MFS Mid Cap Growth Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 97.6%
Aerospace - 1.2%
Goodrich Corp.	7,740	$420,592

Airlines - 0.5%
Copa Holdings S.A., “A”	4,290	$190,862

Apparel Manufacturers - 1.0%
Coach, Inc.	11,030	$363,108

Biotechnology - 1.2%
Alexion Pharmaceuticals, Inc. (a)	5,370	$239,180
Human Genome Sciences, Inc. (a)	6,400	120,448
Illumina, Inc. (a)	1,920	81,600

		$441,228

Broadcasting - 0.8%
Discovery Communications, Inc., “A” (a)	9,450	$273,011

Brokerage & Asset Managers - 4.2%
Affiliated Managers Group, Inc. (a)	7,050	$458,321
BM&F Bovespa S.A.	25,600	188,720
Bolsa Mexicana de Valores S.A. de C.V. (a)	36,500	45,162
Evercore Partners, Inc.	4,460	130,321
Greenhill & Co., Inc.	1,590	142,432
IntercontinentalExchange, Inc. (a)	890	86,499
Lazard Ltd.	2,900	119,799
TD AMERITRADE Holding Corp. (a)	16,110	316,078

		$1,487,332

Business Services - 4.5%
Amdocs Ltd. (a)	8,630	$231,974
Cognizant Technology Solutions Corp., “A” (a)	9,900	382,734
Concur Technologies, Inc. (a)	3,340	132,798
CoStar Group, Inc. (a)	3,720	153,338
Fidelity National Information Services, Inc.	7,810	199,233
MasterCard, Inc., “A”	1,720	347,698
Visa, Inc., “A”	2,310	159,644

		$1,607,419

Computer Software - 6.8%
Adobe Systems, Inc. (a)	16,230	$536,239
Autodesk, Inc. (a)	7,670	182,546
Citrix Systems, Inc. (a)	11,660	457,422
MicroStrategy, Inc., “A” (a)(s)	7,560	540,842
Parametric Technology Corp. (a)	23,570	325,737
VeriSign, Inc. (a)	15,880	376,197

		$2,418,983

Computer Software - Systems - 1.2%
Mercadolibre, Inc. (a)	3,640	$139,994
MICROS Systems, Inc. (a)	9,630	290,730

		$430,724

Construction - 1.9%
Black & Decker Corp.	4,410	$204,139
Lennar Corp., “A”	13,280	189,240
NVR, Inc. (a)	200	127,474
Sherwin-Williams Co.	2,610	157,018

		$677,871

Consumer Products - 0.9%
Natura Cosmeticos S.A.	18,330	$330,573

Consumer Services - 5.3%
Capella Education Co. (a)	6,010	$404,713
DeVry, Inc.	8,110	448,645
Monster Worldwide, Inc. (a)	10,420	182,142
Priceline.com, Inc. (a)	2,930	485,853
Strayer Education, Inc.	1,590	346,111

		$1,867,464

Containers - 1.1%
Owens-Illinois, Inc. (a)	10,750	$396,675

Electrical Equipment - 5.7%
AMETEK, Inc.	12,220	$426,600
Baldor Electric Co.	8,090	221,181
Danaher Corp.	4,260	286,783
Mettler-Toledo International, Inc. (a)	3,230	292,606
Rockwell Automation, Inc.	8,810	375,306
Tyco Electronics Ltd.	8,580	191,162
W.W. Grainger, Inc.	2,590	231,442

		$2,025,080

Electronics - 6.7%
Dolby Laboratories, Inc., “A” (a)	3,430	$130,992
Flextronics International Ltd. (a)	49,180	366,883
Hittite Microwave Corp. (a)	6,580	242,012
Lam Research Corp. (a)	4,470	152,695
Linear Technology Corp.	12,410	342,888
MEMC Electronic Materials, Inc. (a)	18,170	302,167
National Semiconductor Corp.	22,490	320,932
Silicon Laboratories, Inc. (a)	7,430	344,455
Tessera Technologies, Inc. (a)	6,590	183,795

		$2,386,819

Energy - Independent - 3.5%
Arena Resources, Inc. (a)	7,110	$252,405
Newfield Exploration Co. (a)	4,160	177,050
Plains Exploration & Production Co. (a)	11,910	329,431
Ultra Petroleum Corp. (a)	9,570	468,547

		$1,227,433

Entertainment - 1.9%
DreamWorks Animation, Inc., “A” (a)	14,640	$520,745
TiVo, Inc. (a)	13,260	137,374

		$658,119

Food & Beverages - 2.8%
Flowers Foods, Inc.	8,000	$210,320
J.M. Smucker Co.	8,040	426,200
Mead Johnson Nutrition Co., “A”	7,740	349,151

		$985,671

Gaming & Lodging - 4.2%
International Game Technology	23,480	$504,350
Las Vegas Sands Corp. (a)	13,690	230,540

1

PORTFOLIO OF INVESTMENTS    9/30/09 (Unaudited) - continued

MFS Mid Cap Growth Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Gaming & Lodging - continued
Royal Caribbean Cruises Ltd. (a)	14,600	$351,568
Starwood Hotels & Resorts Worldwide, Inc.	12,060	398,342

		$1,484,800

Insurance - 1.4%
Allied World Assurance Co. Holdings Ltd.	2,550	$122,222
Aspen Insurance Holdings Ltd.	9,490	251,200
Hartford Financial Services Group, Inc.	5,270	139,655

		$513,077

Leisure & Toys - 0.6%
THQ, Inc. (a)	28,820	$197,129

Machinery & Tools - 2.3%
Eaton Corp.	4,170	$235,980
Flowserve Corp.	2,740	270,000
Kennametal, Inc.	13,220	325,344

		$831,324

Major Banks - 0.9%
Regions Financial Corp.	20,660	$128,299
State Street Corp.	3,450	181,470

		$309,769

Medical & Health Technology & Services - 7.3%
athenahealth, Inc. (a)	4,770	$183,025
Cerner Corp. (a)	4,160	311,168
Express Scripts, Inc. (a)	7,000	543,060
Henry Schein, Inc. (a)	3,450	189,440
IDEXX Laboratories, Inc. (a)	9,840	492,000
Lincare Holdings, Inc. (a)	2,230	69,688
Medassets, Inc. (a)	8,360	188,685
Medco Health Solutions, Inc. (a)	7,660	423,675
MEDNAX, Inc. (a)	3,540	194,417

		$2,595,158

Medical Equipment - 3.9%
C.R. Bard, Inc.	1,350	$106,124
DENTSPLY International, Inc.	9,300	321,222
Edwards Lifesciences Corp. (a)	2,660	185,961
Intuitive Surgical, Inc. (a)	610	159,973
St. Jude Medical, Inc. (a)(s)	15,240	594,512

		$1,367,792

Metals & Mining - 0.8%
Cliffs Natural Resources, Inc.	5,730	$185,423
Steel Dynamics, Inc.	7,440	114,130

		$299,553

Natural Gas - Distribution - 0.8%
EQT Corp.	4,560	$194,256
Questar Corp.	2,620	98,407

		$292,663

Network & Telecom - 1.2%
Ciena Corp. (a)	20,570	$334,880
Palm, Inc. (a)	5,380	93,773

		$428,653

Oil Services - 2.8%
Cameron International Corp. (a)	8,020	$303,316
Oceaneering International, Inc. (a)	3,140	178,195
Pride International, Inc. (a)	5,980	182,031
Smith International, Inc.	12,070	346,409

		$1,009,951

Other Banks & Diversified Financials - 1.6%
Ocwen Financial Corp. (a)	7,410	$83,881
People’s United Financial, Inc.	5,150	80,134
SVB Financial Group (a)	8,160	353,083
TCF Financial Corp.	4,650	60,636

		$577,734

Personal Computers & Peripherals - 0.9%
Nuance Communications, Inc. (a)	20,840	$311,766

Precious Metals & Minerals - 1.0%
Teck Resources Ltd., “B” (a)	12,220	$336,905

Printing & Publishing - 2.2%
Moody’s Corp.	4,660	$95,344
MSCI, Inc., “A” (a)	12,300	364,326
VistaPrint Ltd. (a)	6,390	324,292

		$783,962

Restaurants - 0.7%
P.F. Chang’s China Bistro, Inc. (a)	3,880	$131,804
Wendy’s/Arby’s Group, Inc., “A”	20,740	98,100

		$229,904

Specialty Chemicals - 1.7%
Airgas, Inc.	7,020	$339,557
Rockwood Holdings, Inc. (a)	13,520	278,106

		$617,663

Specialty Stores - 6.6%
Abercrombie & Fitch Co., “A”	11,150	$366,612
Advance Auto Parts, Inc.	3,850	151,228
Ctrip.com International Ltd., ADR (a)	3,630	213,408
Dick’s Sporting Goods, Inc. (a)	8,700	194,880
J. Crew Group, Inc. (a)	6,590	236,054
Nordstrom, Inc.	4,320	131,933
Ross Stores, Inc.	4,740	226,430
Staples, Inc.	14,120	327,866
Tiffany & Co.	12,680	488,560

		$2,336,971

Telephone Services - 1.4%
American Tower Corp., “A” (a)	13,490	$491,036

Trucking - 3.4%
Con-way, Inc.	2,230	$85,454
Expeditors International of Washington, Inc.	9,330	327,950
J.B. Hunt Transport Services, Inc.	5,940	190,852
Landstar System, Inc.	10,890	414,473

2

PORTFOLIO OF INVESTMENTS    9/30/09 (Unaudited) - continued

MFS Mid Cap Growth Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Trucking - continued
Old Dominion Freight Lines, Inc. (a)	5,710	$173,755

		$1,192,484

Utilities - Electric Power - 0.7%
AES Corp. (a)	17,260	$255,793

Total Common Stocks		$34,653,051

MONEY MARKET FUNDS (v) - 3.7%
MFS Institutional Money Market Portfolio, 0.16%, at Net Asset Value	1,310,550	$1,310,550

Total Investments		$35,963,601

OTHER ASSETS, LESS LIABILITIES - (1.3)%		(458,535)

NET ASSETS - 100.0%		$35,505,066

(a)	Non-income producing security.
(s)	Security or a portion of the security was pledged to cover minimum collateral requirements in brokerage accounts for the purpose of selling securities short. At September 30, 2009, the value of the securities pledged amounted to $172,064. At September 30, 2009, the fund had no short sales outstanding.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

MFS Mid Cap Growth Portfolio

Supplemental Information (Unaudited) 9/30/09

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of September 30, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$34,653,051	$—	$—	$34,653,051
Mutual Funds	1,310,550	—	—	1,310,550

Total Investments	$35,963,601	$—	$—	$35,963,601

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$32,399,737

Gross unrealized appreciation	$6,167,159
Gross unrealized depreciation	(2,603,295)

Net unrealized appreciation (depreciation)	$3,563,864

The aggregate cost above includes prior fiscal year end tax adjustments.

4

MFS Mid Cap Growth Portfolio

Supplemental Information (Unaudited) 9/30/09 - continued

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	7,391,681	(6,081,131)	1,310,550

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,416	$1,310,550

5

MFS INVESTMENT MANAGEMENT

MFS® Mid Cap Value Portfolio

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

9/30/09

PORTFOLIO OF INVESTMENTS     9/30/09 (Unaudited)

MFS Mid Cap Value Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 98.3%
Aerospace - 1.6%
Goodrich Corp.	1,580	$85,857
Precision Castparts Corp.	1,060	107,982

		$193,839

Airlines - 0.9%
Southwest Airlines Co.	3,150	$30,240
UAL Corp. (a)	8,186	75,475

		$105,715

Automotive - 1.6%
Ford Motor Co. (a)	5,560	$40,088
Harley-Davidson, Inc.	4,830	111,090
Johnson Controls, Inc.	1,950	49,842

		$201,020

Broadcasting - 1.7%
CBS Corp., “B”	5,550	$66,878
Interpublic Group of Cos., Inc. (a)	18,460	138,819

		$205,697

Brokerage & Asset Managers - 2.9%
Affiliated Managers Group, Inc. (a)	1,880	$122,219
Deutsche Boerse AG	760	62,113
Interactive Brokers Group, Inc. (a)	1,770	35,170
TD AMERITRADE Holding Corp. (a)	6,650	130,473

		$349,975

Business Services - 0.7%
Dun & Bradstreet Corp.	1,090	$82,099

Chemicals - 1.2%
Celanese Corp.	2,140	$53,500
PPG Industries, Inc.	1,640	95,464

		$148,964

Computer Software - 2.1%
MicroStrategy, Inc., “A” (a)	1,750	$125,195
MSC.Software Corp. (a)	3,931	33,060
Parametric Technology Corp. (a)	2,520	34,826
VeriSign, Inc. (a)	2,510	59,462

		$252,543

Construction - 4.4%
Black & Decker Corp.	1,790	$82,859
NVR, Inc. (a)	410	261,322
Sherwin-Williams Co.	2,700	162,432
Toll Brothers, Inc. (a)	1,320	25,793

		$532,406

Consumer Products - 1.2%
Church & Dwight Co., Inc.	1,150	$65,251
Clorox Co.	1,400	82,348

		$147,599

Consumer Services - 1.2%
DeVry, Inc.	400	$22,128
H&R Block, Inc.	7,060	129,763

		$151,891

Containers - 1.8%
Ball Corp.	1,330	$65,436
Crown Holdings, Inc. (a)	1,210	32,912
Owens-Illinois, Inc. (a)	3,290	121,401

		$219,749

Electrical Equipment - 2.3%
AMETEK, Inc.	1,530	$53,412
Rockwell Automation, Inc.	3,510	149,526
W.W. Grainger, Inc.	900	80,424

		$283,362

Electronics - 1.2%
Flextronics International Ltd. (a)	11,450	$85,417
Linear Technology Corp.	2,210	61,062

		$146,479

Energy - Independent - 3.9%
CONSOL Energy, Inc.	1,120	$50,523
Newfield Exploration Co. (a)	2,010	85,546
Noble Energy, Inc.	2,810	185,348
Plains Exploration & Production Co. (a)	3,600	99,576
Ultra Petroleum Corp. (a)	1,270	62,179

		$483,172

Food & Beverages - 4.4%
Flowers Foods, Inc.	1,920	$50,477
J.M. Smucker Co.	2,850	151,079
McCormick & Co., Inc.	2,540	86,208
Mead Johnson Nutrition Co., “A”	2,680	120,895
Ralcorp Holdings, Inc. (a)	1,630	95,306
Smithfield Foods, Inc. (a)	2,850	39,330

		$543,295

Food & Drug Stores - 0.8%
Safeway, Inc.	4,980	$98,206

Gaming & Lodging - 2.3%
Ameristar Casinos, Inc.	3,750	$59,175
Penn National Gaming, Inc. (a)	1,020	28,213
Royal Caribbean Cruises Ltd. (a)	2,810	67,664
Starwood Hotels & Resorts Worldwide, Inc.	3,790	125,184

		$280,236

General Merchandise - 0.9%
Macy’s, Inc.	6,270	$114,678

Insurance - 9.6%
Allied World Assurance Co. Holdings Ltd.	5,730	$274,639
Aon Corp.	2,240	91,146
Aspen Insurance Holdings Ltd.	8,840	233,995
Employers Holdings, Inc.	9,370	145,048
Endurance Specialty Holdings Ltd.	3,970	144,786
Genworth Financial, Inc.	4,040	48,278
Lincoln National Corp.	5,300	137,323
Prudential Financial, Inc.	2,130	106,308

		$1,181,523

1

PORTFOLIO OF INVESTMENTS     9/30/09 (Unaudited) - continued

MFS Mid Cap Value Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Leisure & Toys - 2.3%
Electronic Arts, Inc. (a)	3,630	$69,152
Hasbro, Inc.	6,330	175,658
THQ, Inc. (a)	4,800	32,832

		$277,642

Machinery & Tools - 3.1%
AGCO Corp. (a)	2,140	$59,128
Eaton Corp.	2,140	121,103
Gardner Denver, Inc. (a)	2,490	86,851
Kennametal, Inc.	2,860	70,385
RTI International Metals, Inc. (a)	1,890	47,080

		$384,547

Major Banks - 1.3%
Regions Financial Corp.	24,980	$155,126

Medical & Health Technology & Services - 2.1%
DaVita, Inc. (a)	900	$50,976
Laboratory Corp. of America Holdings (a)	740	48,618
LifePoint Hospitals, Inc. (a)	2,470	66,838
Patterson Cos., Inc. (a)	1,430	38,968
VCA Antech, Inc. (a)	2,120	57,007

		$262,407

Medical Equipment - 3.5%
Covidien PLC	1,790	$77,435
DENTSPLY International, Inc.	2,250	77,715
PerkinElmer, Inc.	6,500	125,060
Smith & Nephew PLC	10,123	90,678
Waters Corp. (a)	1,060	59,212

		$430,100

Metals & Mining - 1.2%
Cliffs Natural Resources, Inc.	3,340	$108,082
Steel Dynamics, Inc.	2,390	36,663

		$144,745

Natural Gas - Distribution - 5.6%
AGL Resources, Inc.	2,340	$82,531
EQT Corp.	2,250	95,850
NiSource, Inc.	2,680	37,225
ONEOK, Inc.	2,390	87,522
Questar Corp.	4,980	187,049
Sempra Energy	1,860	92,646
South Jersey Industries, Inc.	1,050	37,065
Spectra Energy Corp.	3,160	59,850

		$679,738

Network & Telecom - 1.4%
Ciena Corp. (a)	4,950	$80,586
Tellabs, Inc. (a)	12,620	87,330

		$167,916

Oil Services - 2.1%
Exterran Holdings, Inc. (a)	1,960	$46,530
Noble Corp.	1,830	69,467
Pride International, Inc. (a)	1,340	40,790
Smith International, Inc.	3,600	103,320

		$260,107

Other Banks & Diversified Financials - 5.0%
Discover Financial Services	5,640	$91,537
NewAlliance Bancshares, Inc.	4,240	45,368
Ocwen Financial Corp. (a)	6,280	71,090
People’s United Financial, Inc.	5,670	88,225
SVB Financial Group (a)	2,700	116,829
TCF Financial Corp.	8,040	104,841
Washington Federal, Inc.	5,780	97,450

		$615,340

Railroad & Shipping - 0.3%
Norfolk Southern Corp.	890	$38,368

Real Estate - 5.0%
Annaly Mortgage Management, Inc., REIT	6,980	$126,617
Entertainment Property Trust, REIT	4,200	143,388
Host Hotels & Resorts, Inc., REIT	6,600	77,682
Kilroy Realty Corp., REIT	5,260	145,912
Mack-Cali Realty Corp., REIT	3,540	114,448

		$608,047

Restaurants - 1.4%
Darden Restaurants, Inc.	2,240	$76,451
Wendy’s/Arby’s Group, Inc., “A”	19,360	91,573

		$168,024

Specialty Chemicals - 2.7%
Air Products & Chemicals, Inc.	1,400	$108,612
Airgas, Inc.	1,380	66,751
FMC Corp.	1,260	70,875
RPM International, Inc.	4,850	89,676

		$335,914

Specialty Stores - 3.8%
Abercrombie & Fitch Co., “A”	3,900	$128,232
Advance Auto Parts, Inc.	1,530	60,098
AnnTaylor Stores Corp. (a)	1,770	28,125
Nordstrom, Inc.	2,930	89,482
PetSmart, Inc.	3,380	73,515
Tiffany & Co.	2,190	84,381

		$463,833

Telecommunications - Wireless - 0.2%
MetroPCS Communications, Inc. (a)	2,400	$22,464

Telephone Services - 3.0%
CenturyTel, Inc.	3,097	$104,059
Frontier Communications Corp.	9,420	71,027
Virgin Media, Inc.	6,940	96,605
Windstream Corp.	8,990	91,069

		$362,760

Trucking - 0.8%
TNT N.V.	3,810	$102,252

Utilities - Electric Power - 6.8%
AES Corp. (a)	5,130	$76,027
Allegheny Energy, Inc.	2,230	59,139
CMS Energy Corp.	11,350	152,090
DPL, Inc.	2,070	54,027
DTE Energy Co.	3,020	106,123

2

PORTFOLIO OF INVESTMENTS     9/30/09 (Unaudited) - continued

MFS Mid Cap Value Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Utilities - Electric Power - continued
Great Plains Energy, Inc.	1,620	$29,079
Northeast Utilities	7,270	172,590
NRG Energy, Inc. (a)	4,440	125,164
OGE Energy Corp.	1,910	63,183

		$837,422

Total Common Stocks		$12,039,200

MONEY MARKET FUNDS (v) - 2.0%
MFS Institutional Money Market Portfolio, 0.16%, at Net Asset Value	244,909	$244,909

Total Investments		$12,284,109

OTHER ASSETS, LESS LIABILITIES - (0.3)%		(32,719)

NET ASSETS - 100.0%		$12,251,390

(a)	Non-income producing security.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

MFS Mid Cap Value Portfolio

Supplemental Information (Unaudited) 9/30/09

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of September 30, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$12,039,200	$—	$—	$12,039,200
Mutual Funds	244,909	—	—	244,909

Total Investments	$12,284,109	$—	$—	$12,284,109

For further information regarding security characteristics, see the Portfolio of Investments.

4

MFS Mid Cap Value Portfolio

Supplemental Information (Unaudited) 9/30/09 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$10,859,501

Gross unrealized appreciation	$2,027,450
Gross unrealized depreciation	(602,842)

Net unrealized appreciation (depreciation)	$1,424,608

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	4,135,414	(3,890,505)	244,909

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$367	$244,909

5

MFS® Money Market Portfolio

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

9/30/09

PORTFOLIO OF INVESTMENTS     9/30/09 (Unaudited)

MFS Money Market Portfolio

Issuer	Shares/Par	Value ($)
COMMERCIAL PAPER (y) - 53.4%
Automotive - 3.0%
Toyota Motor Credit Corp., 0.01%, due 10/01/09	$14,494,000	$14,494,000

Computer Software - 1.0%
Microsoft Corp., 0.13%, due 10/07/09 (t)	$4,612,000	$4,611,900

Energy - Integrated - 3.0%
ConocoPhillips, 0.13%, due 10/05/09 (t)	$14,494,000	$14,493,791

Financial Institutions - 2.5%
General Electric Capital Corp., 0.01%, due 10/01/09	$12,078,000	$12,078,000

Food & Beverages - 2.1%
Coca-Cola Co., 0.21%, due 1/15/10 (t)	$7,000,000	$6,995,672
Nestle Capital Corp., 0.01%, due 10/01/09 (t)	3,345,000	3,345,000

		$10,340,672

Major Banks - 23.5%
Australia & New Zealand Banking Group, 0.84%, due 6/25/10	$15,700,000	$15,602,189
BankAmerica Corp., 0.24%, due 12/23/09	14,562,000	14,553,942
BNP Paribas Finance, Inc., 0.25%, due 12/04/09	14,900,000	14,900,000
CBA Delaware Finance, Inc., 0.31%, due 3/25/10	14,630,000	14,607,953
Goldman Sachs Group, Inc., 0.15%, due 10/01/09	9,742,000	9,742,000
JPMorgan Chase Funding, 0.19%, due 10/13/09	7,583,000	7,582,520
JPMorgan Chase Funding, 0.26%, due 10/20/09	7,250,000	7,249,005
Societe Generale North America, Inc., 0.1%, due 10/01/09	14,494,000	14,494,000
Toronto Dominion HDG USA, 0.4%, due 3/15/10	13,820,000	13,794,663
Toronto Dominion HDG USA, 0.6%, due 4/09/10	1,020,000	1,016,770

		$113,543,042

Other Banks & Diversified Financials - 10.6%
Bank Of Nova Scotia, 0.28%, due 10/05/09	$15,530,000	$15,529,517
HSBC USA, Inc., 0.23%, due 12/09/09	14,838,000	14,831,459
Rabobank USA Financial Corp., 0.4%, due 1/15/10	15,375,000	15,356,892
UBS Finance Delaware LLC, 0.03%, due 10/07/09	5,185,000	5,184,974

		$50,902,842

Personal Computers & Peripherals - 3.0%
Hewlett Packard Co., 0.14%, due 10/07/09 (t)	$14,554,000	$14,553,660

Pharmaceuticals - 1.6%
Johnson & Johnson, 0.1%, due 10/15/09 (t)	$4,947,000	$4,946,808
Pfizer, Inc., 0.13%, due 10/27/09 (t)	2,780,000	2,779,739

		$7,726,547

Retailers - 3.1%
Wal-Mart Stores Inc., 0.14%, due 10/19/09 (t)	$14,873,000	$14,871,959

Total Commercial Paper		$257,616,413

U.S. GOVERNMENT AGENCIES AND EQUIVALENTS (y) - 13.0%
Fannie Mae, 0.58%, due 10/13/09	$27,900,000	$27,894,606
Farmer Mac, 0.01%, due 10/01/09	24,191,000	24,191,000
Farmer Mac, 0.01%, due 10/05/09	10,500,000	10,499,988

Total U.S. Government Agencies and Equivalents		$62,585,594

CERTIFICATES OF DEPOSIT - 9.3%
Major Banks - 6.1%
Credit Agricole S.A., 0.6%, due 5/18/10	$14,800,000	$14,800,000
Credit Suisse, NY, 0.82%, due 8/02/10	14,900,000	14,900,000

		$29,700,000

Other Banks & Diversified Financials - 3.2%
Nordea Bank Finland PLC/New York, 0.83%, due 7/15/10	$4,900,000	$4,900,000
Nordea Bank Finland PLC/New York, 0.83%, due 7/15/10	10,500,000	10,500,000

		$15,400,000

Total Certificates of Deposit		$45,100,000

REPURCHASE AGREEMENTS - 24.5%
Bank of America Corp., 0.03%, dated 9/30/09, due 10/01/09, total to be received $48,314,040 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities valued at $49,281,648 in a jointly traded account)	$48,314,000	$48,314,000
Goldman Sachs, 0.04%, dated 9/30/09, due 10/01/09, total to be received $48,314,054 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities valued at $49,280,280 in a jointly traded account)	48,314,000	48,314,000

1

PORTFOLIO OF INVESTMENTS     9/30/09 (Unaudited) - continued

MFS Money Market Portfolio

Issuer	Shares/Par	Value ($)
REPURCHASE AGREEMENTS - continued
Morgan Stanley, 0.01%, dated 9/30/09, due 10/01/09, total to be received $21,743,006 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities valued at $22,232,495 in a jointly traded account)	$21,743,000	$21,743,000

Total Repurchase Agreements		$118,371,000

Total Investments		$483,673,007

OTHER ASSETS, LESS LIABILITIES - (0.2)%		(1,159,833)

NET ASSETS - 100.0%		$482,513,174

(t)	Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.
(y)	The rate shown represents an annualized yield at time of purchase.

The tax cost of investments for federal income tax purposes is $483,673,007.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Money Market Portfolio

Supplemental Information (Unaudited) 9/30/09

(1) Investment Valuations

Pursuant to procedures approved by the Board of Trustees, investments held by the fund are valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of September 30, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Short Term Securities	$—	$483,673,007	$—	$483,673,007

For further information regarding security characteristics, see the Portfolio of Investments.

3

MFS® New Discovery Portfolio

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

9/30/09

PORTFOLIO OF INVESTMENTS     9/30/09 (Unaudited)

MFS New Discovery Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 99.7%
Aerospace - 0.8%
HEICO Corp.	23,420	$1,015,485
HEICO Corp., “A”	15,110	512,380

		$1,527,865

Airlines - 0.7%
Copa Holdings S.A., “A”	29,320	$1,304,447

Apparel Manufacturers - 0.3%
Stella International Holdings	372,000	$623,996

Biotechnology - 2.8%
Gen-Probe, Inc. (a)	65,790	$2,726,338
Human Genome Sciences, Inc. (a)	65,170	1,226,499
Luminex Corp. (a)	83,770	1,424,090

		$5,376,927

Broadcasting - 0.5%
Focus Media Holding Ltd., ADR (a)	93,200	$1,028,928

Brokerage & Asset Managers - 1.3%
BM&F Bovespa S.A.	199,200	$1,468,476
Thomas Weisel Partners Group (a)	64,080	342,187
TradeStation Group, Inc. (a)	97,140	791,691

		$2,602,354

Business Services - 6.3%
ATA, Inc., ADR (a)	20,160	$113,501
Concur Technologies, Inc. (a)	54,630	2,172,089
Constant Contact, Inc. (a)	32,890	633,133
Copart, Inc. (a)	88,050	2,924,141
CoStar Group, Inc. (a)	79,930	3,294,715
Kroton Educacional S.A., IEU	83,776	746,683
Redecard S.A.	27,700	426,070
Ultimate Software Group, Inc. (a)	63,910	1,835,495

		$12,145,827

Chemicals - 0.8%
Intrepid Potash, Inc. (a)	61,600	$1,453,144

Computer Software - 2.8%
ANSYS, Inc. (a)	18,530	$694,319
Blackboard, Inc. (a)	53,450	2,019,341
Salesforce.com, Inc. (a)	33,160	1,887,799
SolarWinds, Inc. (a)	38,410	846,172

		$5,447,631

Computer Software - Systems - 2.2%
LogMeIn, Inc. (a)	17,070	$312,552
MICROS Systems, Inc. (a)	100,230	3,025,944
PROS Holdings, Inc. (a)	118,980	1,001,812

		$4,340,308

Consumer Products - 1.3%
Dabur India Ltd.	190,280	$563,265
Hengan International Group Co. Ltd.	110,000	662,885
Natura Cosmeticos S.A.	66,210	1,194,067

		$2,420,217

Consumer Services - 0.5%
Capella Education Co. (a)	14,700	$989,898

Electrical Equipment - 1.2%
Houston Wire & Cable Co.	43,100	$476,255
Mettler-Toledo International, Inc. (a)	10,740	972,937
Sunpower Corp., “A” (a)(l)	32,060	958,273

		$2,407,465

Electronics - 8.2%
ARM Holdings PLC	1,160,060	$2,662,274
CEVA, Inc. (a)	78,440	843,230
Hittite Microwave Corp. (a)	84,360	3,102,761
MEMC Electronic Materials, Inc. (a)	119,660	1,989,946
NetLogic Microsystems, Inc. (a)	27,840	1,252,800
Silicon Laboratories, Inc. (a)	58,950	2,732,922
Stratasys, Inc. (a)	54,570	936,421
Tessera Technologies, Inc. (a)	85,220	2,376,786

		$15,897,140

Energy - Independent - 2.4%
Arena Resources, Inc. (a)	29,750	$1,056,125
Continental Resources, Inc. (a)	18,770	735,221
EXCO Resources, Inc.	105,760	1,976,654
Ultra Petroleum Corp. (a)	19,430	951,293

		$4,719,293

Engineering - Construction - 3.1%
MYR Group, Inc. (a)	68,980	$1,454,788
North American Energy Partners, Inc. (a)	302,090	1,812,540
Team, Inc. (a)	157,460	2,668,947

		$5,936,275

Entertainment - 0.5%
TiVo, Inc. (a)	88,970	$921,729

Food & Beverages - 2.1%
Flowers Foods, Inc.	52,640	$1,383,906
J.M. Smucker Co.	18,000	954,180
Mead Johnson Nutrition Co., “A”	37,270	1,681,250

		$4,019,336

Gaming & Lodging - 2.8%
International Game Technology	102,460	$2,200,841
Orient-Express Hotels Ltd., “A”	156,070	1,796,366
WMS Industries, Inc. (a)	32,490	1,447,754

		$5,444,961

Health Maintenance Organizations - 0.2%
OdontoPrev S.A.	22,500	$456,579

Insurance - 0.7%
PICO Holdings, Inc. (a)	41,250	$1,375,688

Internet - 3.0%
Rackspace Hosting, Inc. (a)	128,140	$2,186,068
TechTarget, Inc. (a)	263,520	1,502,064
Vocus, Inc. (a)	103,760	2,167,546

		$5,855,678

Machinery & Tools - 6.1%
Bucyrus International, Inc.	41,760	$1,487,491
Colfax Corp. (a)	166,110	1,765,749
Duoyuan Global Water, Inc., ADR (a)	30,540	1,016,982

1

PORTFOLIO OF INVESTMENTS     9/30/09 (Unaudited) - continued

MFS New Discovery Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Machinery & Tools - continued
Jain Irrigation Systems Ltd.	69,920	$1,141,369
Kennametal, Inc.	71,930	1,770,197
Polypore International, Inc. (a)	122,540	1,581,991
Ritchie Bros. Auctioneers, Inc.	27,930	685,402
RTI International Metals, Inc. (a)	91,110	2,269,550

		$11,718,731

Medical & Health Technology & Services - 11.6%
Allscripts Healthcare Solutions, Inc.	53,110	$1,076,540
athenahealth, Inc. (a)	40,130	1,539,788
Cerner Corp. (a)	26,590	1,988,932
Diagnosticos da America S.A. (a)	69,900	1,807,867
Emdeon, Inc., “A” (a)	52,660	853,092
Healthcare Services Group, Inc.	108,265	1,987,745
IDEXX Laboratories, Inc. (a)	42,136	2,106,800
IPC The Hospitalist Co., Inc. (a)	61,710	1,940,780
LCA-Vision, Inc. (a)	199,140	1,395,971
Lincare Holdings, Inc. (a)	90,180	2,818,125
Medassets, Inc. (a)	77,080	1,739,696
MEDNAX, Inc. (a)	30,350	1,666,822
MWI Veterinary Supply, Inc. (a)	37,290	1,489,736

		$22,411,894

Medical Equipment - 10.2%
AtriCure, Inc. (a)	40,900	$193,048
Conceptus, Inc. (a)	85,810	1,590,917
DENTSPLY International, Inc.	50,050	1,728,727
DexCom, Inc. (a)	272,050	2,157,357
Edwards Lifesciences Corp. (a)	21,480	1,501,667
Intuitive Surgical, Inc. (a)	5,420	1,421,395
Mindray Medical International Ltd., ADR	83,380	2,721,523
NxStage Medical, Inc. (a)	344,390	2,303,969
Orthovita, Inc. (a)	348,940	1,531,847
ResMed, Inc. (a)	34,270	1,549,004
Thoratec Corp. (a)	49,140	1,487,468
Volcano Corp. (a)	88,200	1,483,524

		$19,670,446

Metals & Mining - 1.2%
Cameco Corp.	42,840	$1,190,952
Globe Specialty Metals, Inc. (a)	127,510	1,150,140

		$2,341,092

Network & Telecom - 2.3%
Ciena Corp. (a)	179,600	$2,923,888
Polycom, Inc. (a)	53,840	1,440,220

		$4,364,108

Oil Services - 1.9%
Dresser-Rand Group, Inc. (a)	41,380	$1,285,677
Exterran Holdings, Inc. (a)	101,740	2,415,308

		$3,700,985

Other Banks & Diversified Financials - 3.9%
City National Corp.	39,220	$1,526,835
Metro Bancorp, Inc. (a)	72,430	881,473
Ocwen Financial Corp. (a)	95,990	1,086,607
People’s United Financial, Inc.	90,370	1,406,157
Signature Bank (a)	39,320	1,140,280
SVB Financial Group (a)	34,640	1,498,873

		$7,540,225

Personal Computers & Peripherals - 1.7%
Nuance Communications, Inc. (a)	225,715	$3,376,696

Pharmaceuticals - 1.2%
Eurand N.V. (a)	90,450	$1,369,413
Genomma Lab Internacional S.A., “B” (a)	395,400	531,419
Inspire Pharmaceuticals, Inc. (a)	79,460	414,781

		$2,315,613

Printing & Publishing - 2.4%
MSCI, Inc., “A” (a)	86,700	$2,568,054
VistaPrint Ltd. (a)	41,480	2,105,110

		$4,673,164

Railroad & Shipping - 0.4%
Diana Shipping, Inc. (a)	57,410	$746,330

Real Estate - 1.2%
Jones Lang LaSalle, Inc.	47,210	$2,236,338

Restaurants - 1.9%
McCormick & Schmick’s Seafood
Restaurant, Inc. (a)	209,200	$1,556,448
Peet’s Coffee & Tea, Inc. (a)	30,140	850,852
Red Robin Gourmet Burgers, Inc. (a)	66,420	1,356,296

		$3,763,596

Specialty Chemicals - 1.1%
Asian Paints Ltd.	24,558	$717,647
Rockwood Holdings, Inc. (a)	71,470	1,470,138

		$2,187,785

Specialty Stores - 6.2%
Citi Trends, Inc. (a)	63,580	$1,810,123
Ctrip.com International Ltd., ADR (a)	33,110	1,946,537
Dufry South America Ltd., BDR	44,490	751,880
hhgregg, Inc. (a)	48,170	816,000
Lumber Liquidators, Inc. (a)	49,420	1,071,920
Overstock.com, Inc. (a)	64,580	947,389
Tiffany & Co.	18,150	699,320
Titan Machinery, Inc. (a)	124,590	1,559,867
Zumiez, Inc. (a)	145,710	2,391,101

		$11,994,137

Trucking - 1.4%
Landstar System, Inc.	72,820	$2,771,529

Utilities - Electric Power - 0.5%
ITC Holdings Corp.	19,070	$866,732

Total Common Stocks		$192,975,087

2

PORTFOLIO OF INVESTMENTS     9/30/09 (Unaudited) - continued

MFS New Discovery Portfolio

Issuer	Strike Price	First Exercise	Shares/Par	Value ($)
WARRANTS - 0.0%
Alcoholic Beverages - 0.0%
Castle Brands, Inc. (1 share for 1 warrant) (a)(z)	$6.57	5/08/07	50,440	$3,769

MONEY MARKET FUNDS (v) - 0.0%
MFS Institutional Money Market Portfolio, 0.16%, at Net Asset Value			60	$60

COLLATERAL FOR SECURITIES LOANED - 0.4%
Navigator Securities Lending Prime Portfolio, at Net Asset Value			751,406	$751,406

Total Investments				$193,730,322

OTHER ASSETS, LESS LIABILITIES - (0.1)%				(269,404)

NET ASSETS - 100.0%				$193,460,918

(a)	Non-income producing security.
(l)	All or a portion of this security is on loan.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Castle Brands, Inc. (1 share for 1 warrant)	4/18/07	$70,840	$3,769
% of Net Assets			0.0%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
BDR	Brazilian Depository Receipt
IEU	International Equity Unit
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

MFS New Discovery Portfolio

Supplemental Information (Unaudited) 9/30/09

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of September 30, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$165,284,056	$3,769	$—	$165,287,825
China	6,827,470	662,885	—	7,490,355
Brazil	6,099,742	—	—	6,099,742
Canada	3,688,894	—	—	3,688,894
United Kingdom	2,662,274	—	—	2,662,274
India	1,280,912	1,141,369	—	2,422,281
Netherlands	1,369,413	—	—	1,369,413
Panama	1,304,447	—	—	1,304,447
Bermuda	751,880	—	—	751,880
Other Countries	1,901,745	—	—	1,901,745
Mutual Funds	751,466	—	—	751,466

Total Investments	$191,922,299	$1,808,023	$—	$193,730,322

For further information regarding security characteristics, see the Portfolio of Investments.

4

MFS New Discovery Portfolio

Supplemental Information (Unaudited) 9/30/09 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$190,172,314

Gross unrealized appreciation	$32,340,581
Gross unrealized depreciation	(28,782,573)

Net unrealized appreciation (depreciation)	$3,558,008

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	26,764,911	(26,764,851)	60

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$627	$60

5

MFS® INVESTMENT MANAGEMENT

MFS® Global Research Portfolio

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

9/30/09

PORTFOLIO OF INVESTMENTS     9/30/09 (Unaudited)

MFS Global Research Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 99.5%
Aerospace - 0.7%
Goodrich Corp.	11,160	$606,434
Lockheed Martin Corp.	8,180	638,694

		$1,245,128

Apparel Manufacturers - 2.1%
Li & Fung Ltd.	194,000	$777,600
LVMH Moet Hennessy Louis Vuitton S.A.	10,330	1,038,950
NIKE, Inc., “B”	26,830	1,735,901

		$3,552,451

Automotive - 0.4%
Bridgestone Corp.	41,500	$739,026

Biotechnology - 1.3%
Actelion Ltd. (a)	13,342	$828,484
Genzyme Corp. (a)	22,870	1,297,415

		$2,125,899

Broadcasting - 0.8%
WPP Group PLC	153,819	$1,320,086

Brokerage & Asset Managers - 2.6%
Affiliated Managers Group, Inc. (a)	7,240	$470,672
Charles Schwab Corp.	24,610	471,282
CME Group, Inc.	1,400	431,466
Deutsche Boerse AG	16,300	1,332,167
Franklin Resources, Inc.	6,510	654,906
Julius Baer Holding Ltd.	10,867	542,668
Van Lanschot N.V.	7,610	451,011

		$4,354,172

Business Services - 0.8%
MasterCard, Inc., “A”	4,230	$855,095
Mitsubishi Corp.	22,300	447,862

		$1,302,957

Chemicals - 0.2%
Monsanto Co.	4,380	$339,012

Computer Software - 0.5%
Adobe Systems, Inc. (a)	26,570	$877,873

Computer Software - Systems - 4.5%
Acer, Inc.	696,120	$1,775,595
Apple, Inc. (a)(s)	21,190	3,927,990
Hewlett-Packard Co.	38,440	1,814,752

		$7,518,337

Conglomerates - 2.6%
Hutchison Whampoa Ltd.	84,000	$602,792
Keppel Corp. Ltd.	300,000	1,713,710
Siemens AG	22,270	2,062,218

		$4,378,720

Construction - 1.3%
Geberit AG	6,245	$959,379
Lennar Corp., “A”	88,510	1,261,268

		$2,220,647

Consumer Products - 3.1%
Kimberly-Clark de Mexico S.A. de C.V., “A”	234,950	$985,443
Procter & Gamble Co.	45,150	2,615,088
Reckitt Benckiser Group PLC	31,560	1,542,383

		$5,142,914

Containers - 0.8%
Owens-Illinois, Inc. (a)	37,670	$1,390,023

Electrical Equipment - 2.0%
Danaher Corp. (s)	30,020	$2,020,946
Rockwell Automation, Inc.	32,490	1,384,074

		$3,405,020

Electronics - 3.9%
ARM Holdings PLC	330,220	$757,837
Intel Corp.	121,050	2,368,949
Samsung Electronics Co. Ltd.	2,146	1,479,612
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	171,948	1,884,550

		$6,490,948

Energy - Independent - 3.1%
Anadarko Petroleum Corp.	7,530	$472,357
Apache Corp.	13,400	1,230,522
Galp Energia SGPS S.A., “B” (a)	42,610	737,016
Occidental Petroleum Corp.	10,850	850,640
Southwestern Energy Co. (a)	10,810	461,371
Tullow Oil PLC	79,124	1,426,380

		$5,178,286

Energy - Integrated - 6.7%
Chevron Corp. (s)	49,900	$3,514,457
Hess Corp.	8,270	442,114
Marathon Oil Corp.	27,250	869,275
Royal Dutch Shell PLC, “A”	107,470	3,063,220
Suncor Energy, Inc.	11,490	397,094
Suncor Energy, Inc.	11,740	410,102
TOTAL S.A.	42,570	2,529,479

		$11,225,741

Engineering - Construction - 1.6%
Fluor Corp.	28,030	$1,425,326
JGC Corp.	59,000	1,195,714

		$2,621,040

Food & Beverages - 3.5%
General Mills, Inc.	18,510	$1,191,674
Nestle S.A.	64,195	2,735,551
PepsiCo, Inc.	32,800	1,924,048

		$5,851,273

Food & Drug Stores - 0.4%
Lawson, Inc.	13,700	$636,428

General Merchandise - 2.1%
Target Corp.	47,010	$2,194,427
Wal-Mart Stores, Inc.	27,880	1,368,629

		$3,563,056

1

PORTFOLIO OF INVESTMENTS     9/30/09 (Unaudited) - continued

MFS Global Research Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Insurance - 4.5%
ACE Ltd.	8,940	$477,932
Hartford Financial Services Group, Inc.	20,710	548,815
ING Groep N.V. (a)	53,580	956,556
MetLife, Inc.	19,720	750,740
Prudential Financial, Inc.	6,710	334,896
QBE Insurance Group Ltd.	58,990	1,247,787
Samsung Fire & Marine Insurance Co. Ltd.	2,589	528,487
Storebrand A.S.A. (a)	85,420	521,296
Swiss Reinsurance Co.	18,340	827,893
Tokio Marine Holding, Inc.	12,800	369,995
Zurich Financial Services Ltd.	3,970	944,326

		$7,508,723

Internet - 1.4%
Google, Inc., “A” (a)	4,830	$2,394,956
Machinery & Tools - 1.1%
Beml Ltd.	15,270	$339,410
Bucyrus International, Inc.	23,610	840,988
Glory Ltd.	29,800	730,602

		$1,911,000

Major Banks - 10.6%
Bank of America Corp.	144,750	$2,449,170
Bank of New York Mellon Corp.	32,516	942,639
BNP Paribas	21,274	1,699,768
Goldman Sachs Group, Inc.	8,870	1,635,185
Hang Seng Bank Ltd.	35,600	509,951
HSBC Holdings PLC	223,966	2,562,790
Intesa Sanpaolo S.p.A. (a)	253,869	1,122,856
JPMorgan Chase & Co.	56,690	2,484,156
KBC Group N.V. (a)	20,287	1,019,005
State Street Corp.	26,260	1,381,276
Sumitomo Mitsui Financial Group, Inc.	32,500	1,125,071
SunTrust Banks, Inc.	32,110	724,081

		$17,655,948

Medical & Health Technology & Services - 0.5%
Patterson Cos., Inc. (a)	31,770	$865,733

Medical Equipment - 4.3%
Medtronic, Inc.	52,480	$1,931,264
Smith & Nephew PLC	124,036	1,111,070
St. Jude Medical, Inc. (a)	41,670	1,625,547
Synthes, Inc.	12,530	1,510,178
Waters Corp. (a)	18,000	1,005,480

		$7,183,539

Metals & Mining - 2.9%
BHP Billiton PLC	79,190	$2,161,604
Cameco Corp.	34,900	970,220
Iluka Resources Ltd. (a)	246,200	858,273
POSCO	2,079	862,078

		$4,852,175

Natural Gas - Distribution - 1.2%
GDF Suez	43,486	$1,931,010

Network & Telecom - 1.8%
Cisco Systems, Inc. (a)	91,640	$2,157,206
Nokia Oyj	56,150	825,779

		$2,982,985

Oil Services - 1.4%
Saipem S.p.A.	35,900	$1,081,154
Schlumberger Ltd.	20,970	1,249,812

		$2,330,966

Other Banks & Diversified Financials - 3.5%
China Construction Bank	2,070,000	$1,644,531
Itau Unibanco Multiplo S.A., ADR	30,435	613,265
Komercni Banka A.S.	3,426	683,222
UBS AG (a)	99,008	1,812,392
Unione di Banche Italiane ScpA	76,073	1,167,761

		$5,921,171

Pharmaceuticals - 3.1%
Johnson & Johnson	26,460	$1,611,149
Merck KGaA	19,780	1,966,816
Roche Holding AG	9,410	1,520,964

		$5,098,929

Precious Metals & Minerals - 1.6%
Agnico-Eagle Mines Ltd.	21,460	$1,451,379
Teck Resources Ltd., “B” (a)	41,310	1,138,229

		$2,589,608

Railroad & Shipping - 0.9%
East Japan Railway Co.	21,700	$1,558,340

Specialty Chemicals - 2.1%
Akzo Nobel N.V.	15,060	$932,980
Linde AG	13,750	1,490,567
Praxair, Inc.	5,920	483,605
Symrise AG	29,615	564,682

		$3,471,834

Specialty Stores - 2.8%
Abercrombie & Fitch Co., “A”	32,900	$1,081,752
Esprit Holdings Ltd.	145,100	973,568
Nordstrom, Inc.	34,170	1,043,552
Staples, Inc.	28,170	654,107
Tiffany & Co.	26,020	1,002,551

		$4,755,530

Telecommunications - Wireless - 1.9%
America Movil S.A.B. de C.V., “L”, ADR	17,570	$770,093
Rogers Communications, Inc., “B”	15,550	438,510
Vodafone Group PLC	838,310	1,878,321

		$3,086,924

Telephone Services - 3.9%
American Tower Corp., “A” (a)	14,180	$516,152
AT&T, Inc.	72,400	1,955,524
China Unicom Ltd.	512,000	718,928
Royal KPN N.V.	128,520	2,131,769
Virgin Media, Inc.	89,650	1,247,928

		$6,570,301

2

PORTFOLIO OF INVESTMENTS     9/30/09 (Unaudited) - continued

MFS Global Research Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Tobacco - 0.5%
Japan Tobacco, Inc.	260	$885,374

Trucking - 1.4%
Expeditors International of Washington, Inc.	22,410	$787,712
TNT N.V.	26,377	707,901
Yamato Holdings Co. Ltd.	51,000	832,263

		$2,327,876

Utilities - Electric Power - 3.1%
E.ON AG	44,896	$1,903,943
PG&E Corp.	32,550	1,317,950
PPL Corp.	40,180	1,219,061
Progress Energy, Inc.	9,590	374,585
Wisconsin Energy Corp.	6,580	297,219

		$5,112,758

Total Common Stocks		$166,474,717

	Strike Price		First Exercise
RIGHTS - 0.0%
Major Banks - 0.0%
BNP Paribas (1 share for 10 rights) (a)	EUR	40	9/30/09	21,274	$46,074

MONEY MARKET FUNDS (v) - 0.2%
MFS Institutional Money Market Portfolio, 0.16%, at Net Asset Value				282,565	$282,565

Total Investments					$166,803,356

OTHER ASSETS, LESS LIABILITIES - 0.3%					471,191

NET ASSETS - 100.0%					$167,274,547

(a)	Non-income producing security.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short. At September 30, 2009, the value of securities pledged amounted to $173,178. At September 30, 2009, the fund had no short sales outstanding.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
PLC	Public Limited Company

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

MFS Global Research Portfolio

Supplemental Information (Unaudited) 9/30/09

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options.

4

MFS Global Research Portfolio

Supplemental Information (Unaudited) 9/30/09 - continued

The following is a summary of the levels used as of September 30, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$78,499,400	$—	$—	$78,499,400
United Kingdom	15,823,694	—	—	15,823,694
Switzerland	11,681,834	—	—	11,681,834
Germany	9,320,393	—	—	9,320,393
Japan	636,428	7,884,246	—	8,520,674
France	7,245,281	—	—	7,245,281
Netherlands	5,180,218	—	—	5,180,218
Canada	4,805,534	—	—	4,805,534
Taiwan	3,660,145	—	—	3,660,145
Other Countries	10,500,458	11,283,160	—	21,783,618
Mutual Funds	282,565	—	—	282,565

Total Investments	$147,635,950	$19,167,406	$—	$166,803,356

Other Financial Instruments
Swaps	$—	$77,800	$—	$77,800

Country disclosure is based on the country of domicile. For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$153,858,137

Gross unrealized appreciation	$25,402,137
Gross unrealized depreciation	(12,456,918)

Net unrealized appreciation (depreciation)	$12,945,219

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Derivative Contracts at 09/30/09

Swap Agreements at 09/30/09

Expiration		Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives
Total Return Swaps
9/17/10	JPY	36,015,000	Merrill Lynch International	LIBOR minus 0.50%	(1)	$36,560
9/21/10	JPY	36,015,000	Merrill Lynch International	LIBOR minus 0.50%	(1)	41,240

						$77,800

(1)	Fund to pay based on the change in value of 10,500 shares of JFE Holdings.

At September 30, 2009 the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

5

MFS Global Research Portfolio

Supplemental Information (Unaudited) 9/30/09 - continued

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	21,016,498	(20,733,933)	282,565

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,018	$282,565

(5) Country Weightings

Country weighting percentages of portfolio holdings based on total net assets and the valuation currency of each security, as of September 30, 2009, are as follows:

United States	46.9%
United Kingdom	9.5%
Switzerland	7.0%
Germany	5.6%
Japan	4.6%
France	4.2%
Netherlands	3.1%
Canada	2.9%
Taiwan	2.2%
Other Countries	14.0%

6

MFS® INVESTMENT MANAGEMENT

MFS® Research International Portfolio

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

9/30/09

PORTFOLIO OF INVESTMENTS    9/30/09 (Unaudited)

MFS Research International Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 99.1%
Alcoholic Beverages - 1.0%
Heineken N.V.	44,490	$2,051,112

Apparel Manufacturers - 2.2%
Li & Fung Ltd.	322,000	$1,290,656
LVMH Moet Hennessy Louis Vuitton S.A.	32,360	3,254,639

		$4,545,295

Automotive - 0.6%
Bridgestone Corp.	72,700	$1,294,630

Biotechnology - 0.6%
Actelion Ltd. (a)	19,723	$1,224,718

Broadcasting - 1.7%
Grupo Televisa S.A., ADR	41,650	$774,274
WPP Group PLC	325,000	2,789,173

		$3,563,447

Brokerage & Asset Managers - 1.7%
Aberdeen Asset Management PLC	219,780	$526,863
Deutsche Boerse AG	24,780	2,025,221
Julius Baer Holding Ltd.	18,487	923,190

		$3,475,274

Business Services - 1.7%
Mitsubishi Corp.	88,000	$1,767,347
Nomura Research, Inc.	70,200	1,669,660

		$3,437,007

Computer Software - Systems - 1.8%
Acer, Inc.	663,890	$1,693,386
Konica Minolta Holdings, Inc.	95,500	899,965
Ricoh Co. Ltd.	82,000	1,182,518

		$3,775,869

Conglomerates - 4.5%
Hutchison Whampoa Ltd.	207,000	$1,485,453
Keppel Corp. Ltd.	473,000	2,701,950
Siemens AG	40,910	3,788,296
Tomkins PLC	443,750	1,337,513

		$9,313,212

Construction - 1.1%
Corporacion Moctezuma S.A. de C.V.	67,100	$134,230
Duratex S.A., IPS	38,400	607,993
Geberit AG	6,625	1,017,755
Urbi Desarrollos Urbanos S.A. de C.V. (a)	203,840	411,244

		$2,171,222

Consumer Products - 1.8%
Hengan International Group Co. Ltd.	152,000	$915,987
Kimberly-Clark de Mexico S.A. de C.V., “A”	180,140	755,555
Reckitt Benckiser Group PLC	39,480	1,929,445

		$3,600,987

Electrical Equipment - 1.4%
Legrand S.A.	12,900	$358,856
Schneider Electric S.A.	24,279	2,460,714

		$2,819,570

Electronics - 3.2%
ARM Holdings PLC	413,240	$948,363
Samsung Electronics Co. Ltd.	2,468	1,701,623
Taiwan Semiconductor Manufacturing Co. Ltd.	1,930,804	3,873,860

		$6,523,846

Energy - Independent - 1.8%
CNOOC Ltd.	375,000	$507,073
INPEX Corp.	166	1,407,671
Nexen, Inc.	32,690	743,170
Tullow Oil PLC	57,467	1,035,966

		$3,693,880

Energy - Integrated - 6.8%
Eni S.p.A.	122,200	$3,054,267
Marathon Oil Corp.	22,260	710,094
Petroleo Brasileiro S.A., ADR	14,800	679,320
Royal Dutch Shell PLC, “A”	134,800	3,842,208
Suncor Energy, Inc.	14,310	499,878
TOTAL S.A.	85,970	5,108,276

		$13,894,043

Engineering - Construction - 1.2%
JGC Corp.	118,000	$2,391,428

Food & Beverages - 4.0%
Groupe Danone	47,904	$2,886,729
Nestle S.A.	124,280	5,295,961

		$8,182,690

Food & Drug Stores - 0.8%
Lawson, Inc.	36,500	$1,695,594

Insurance - 6.0%
China Life Insurance	252,000	$1,101,948
ING Groep N.V. (a)	193,910	3,461,848
QBE Insurance Group Ltd.	56,270	1,190,252
Samsung Fire & Marine Insurance Co. Ltd.	7,011	1,431,140
Storebrand A.S.A. (a)	283,480	1,730,003
Swiss Reinsurance Co.	35,810	1,616,512
Zurich Financial Services Ltd.	7,690	1,829,186

		$12,360,889

Leisure & Toys - 0.1%
Sankyo Co. Ltd.	4,900	$305,900

Machinery & Tools - 1.9%
Beml Ltd.	25,690	$571,018
Bucyrus International, Inc.	38,190	1,360,328
Glory Ltd.	80,500	1,973,605

		$3,904,951

Major Banks - 7.7%
Bank of China Ltd.	4,045,000	$2,116,014
BNP Paribas	58,727	4,692,220
HSBC Holdings PLC	533,620	6,106,087

1

PORTFOLIO OF INVESTMENTS    9/30/09 (Unaudited) - continued

MFS Research International Portfolio

Issuer				Shares/Par	Value ($)
COMMON STOCKS - continued
Major Banks - continued
KBC Group N.V. (a)				22,053	$1,107,710
Sumitomo Mitsui Financial Group, Inc.				50,600	1,751,649

					$15,773,680

Medical Equipment - 1.7%
Smith & Nephew PLC				214,836	$1,924,423
Synthes, Inc.				13,290	1,601,777

					$3,526,200

Metals & Mining - 2.2%
BHP Billiton PLC				133,110	$3,633,427
Iluka Resources Ltd. (a)				251,420	876,470

					$4,509,897

Natural Gas - Distribution - 2.5%
GDF Suez				97,320	$4,321,526
Tokyo Gas Co. Ltd.				218,000	904,519

					$5,226,045

Network & Telecom - 1.3%
Nokia Oyj				175,380	$2,579,254

Oil Services - 0.4%
Saipem S.p.A.				30,020	$904,074

Other Banks & Diversified Financials - 9.5%
Aeon Credit Service Co. Ltd.				131,700	$1,315,694
Bank of Cyprus Public Co. Ltd.				249,222	1,896,434
Chiba Bank Ltd.				193,000	1,188,126
China Construction Bank				3,895,000	3,094,419
HDFC Bank Ltd., ADR				19,450	2,302,297
Housing Development Finance Corp. Ltd.				20,175	1,162,169
Itau Unibanco Multiplo S.A., ADR				117,885	2,375,383
Shizuoka Bank Ltd.				85,000	893,002
UBS AG (a)				134,475	2,461,633
Unione di Banche Italiane ScpA				179,520	2,755,727

					$19,444,884

Pharmaceuticals - 5.7%
Bayer AG				33,553	$2,324,873
Merck KGaA				24,600	2,446,090
Roche Holding AG				32,260	5,214,272
Santen, Inc.				49,000	1,801,370

					$11,786,605

Precious Metals & Minerals - 1.4%
Lihir Gold Ltd. (a)				350,678	$877,979
Paladin Resources Ltd. (a)(l)				268,901	1,059,018
Teck Resources Ltd., “B” (a)				31,120	857,460

					$2,794,457

Printing & Publishing - 0.7%
Reed Elsevier PLC				199,190	$1,490,766

Railroad & Shipping - 1.4%
East Japan Railway Co.				39,700	$2,850,972

Real Estate - 1.1%
Shimao Property Holdings Ltd.				326,500	$549,528
Sun Hung Kai Properties Ltd.				115,000	1,685,533
Unitech Ltd.				6,420	14,187

					$2,249,248

Specialty Chemicals - 4.4%
Akzo Nobel N.V.				53,250	$3,298,884
Linde AG				34,890	3,782,247
Symrise AG				99,731	1,901,615

					$8,982,746

Specialty Stores - 1.6%
Esprit Holdings Ltd.				163,800	$1,099,038
Industria de Diseno Textil S.A.				39,700	2,277,903

					$3,376,941

Telecommunications - Wireless - 3.5%
America Movil S.A.B. de C.V., “L”, ADR				19,330	$847,234
KDDI Corp.				276	1,552,505
Rogers Communications, Inc., “B”				25,790	728,185
Vodafone Group PLC				1,793,710	4,019,001

					$7,146,925

Telephone Services - 2.3%
China Unicom Ltd.				1,044,000	$1,465,939
Royal KPN N.V.				197,460	3,275,281

					$4,741,220

Tobacco - 0.8%
Japan Tobacco, Inc.				457	$1,556,216

Trucking - 2.6%
TNT N.V.				92,483	$2,482,042
Yamato Holdings Co. Ltd.				172,000	2,806,849

					$5,288,891

Utilities - Electric Power - 2.4%
CEZ AS				18,410	$981,878
E.ON AG				93,342	3,958,434

					$4,940,312

Total Common Stocks					$203,394,897

	Strike Price		First Exercise

RIGHTS - 0.1%
Major Banks - 0.1%
BNP Paribas (a)	EUR	40	9/30/09	58,727	$127,188

MONEY MARKET FUNDS (v) - 0.3%
MFS Institutional Money Market Portfolio, 0.16%, at Net Asset Value				601,123	$601,123

COLLATERAL FOR SECURITIES LOANED - 0.0%
Navigator Securities Lending Prime Portfolio, at Net Asset Value				27,904	$27,904

2

PORTFOLIO OF INVESTMENTS    9/30/09 (Unaudited) - continued

MFS Research International Portfolio

Total Investments	$204,151,112

OTHER ASSETS, LESS LIABILITIES - 0.5%	1,048,478

NET ASSETS - 100.0%	$205,199,590

(a)	Non-income producing security.
(l)	All or a portion of this security is on loan.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
IPS	International Preference Stock
PLC	Public Limited Company

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

MFS Research International Portfolio

Supplemental Information (Unaudited) 9/30/09

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as September 30, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$5,166,623	$26,042,596	$—	$31,209,219
United Kingdom	29,583,236	—	—	29,583,236
France	23,210,148	—	—	23,210,148
Switzerland	21,185,005	—	—	21,185,005
Germany	20,226,775	—	—	20,226,775
Netherlands	14,569,169	—	—	14,569,169
China	—	9,750,908	—	9,750,908
Italy	6,714,068	—	—	6,714,068
Taiwan	5,567,246	—	—	5,567,246
Other Countries	25,458,863	16,047,448	—	41,506,311
Mutual Funds	629,027	—	—	629,027

Total Investments	$152,310,160	$51,840,952	$—	$204,151,112

Country disclosure is based on the country of domicile. For further information regarding security characteristics, see the Portfolio of Investments.

4

MFS Research International Portfolio

Supplemental Information (Unaudited) 9/30/09 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$202,058,556

Gross unrealized appreciation	$24,817,077
Gross unrealized depreciation	(22,724,521)

Net unrealized appreciation (depreciation)	$2,092,556

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Fund	—	34,988,114	(34,386,991)	601,123

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Fund	$—	$—	$1,959	$601,123

(4) Country Weightings

Country weighting percentages of portfolio holdings based on total net assets and the valuation currency of each security, as of September 30, 2009, are as follows:

Japan	15.2%
United Kingdom	14.4%
France	11.3%
Switzerland	10.3%
Germany	9.9%
Netherlands	7.1%
China	4.8%
Italy	3.3%
Taiwan	2.7%
Other Countries	21.0%

5

MFS® Strategic Income Portfolio

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

9/30/09

PORTFOLIO OF INVESTMENTS     9/30/09 (Unaudited)

MFS Strategic Income Portfolio

Issuer	Shares/Par		Value ($)
BONDS - 96.9%
Aerospace - 0.7%
Bombardier, Inc., 6.3%, 2014 (n)		$100,000	$96,500
Hawker Beechcraft Acquisition Co. LLC, 8.5%, 2015		40,000	28,400
Spirit AeroSystems Holdings, Inc., 7.5%, 2017 (z)		60,000	59,700
Vought Aircraft Industries, Inc., 8%, 2011		160,000	158,400

			$343,000

Airlines - 0.3%
American Airlines Pass-Through Trust, 6.817%, 2011		$50,000	$46,000
Continental Airlines, Inc., 7.339%, 2014		126,000	110,227

			$156,227

Apparel Manufacturers - 0.1%
Levi Strauss & Co., 9.75%, 2015		$35,000	$36,400

Asset Backed & Securitized - 4.2%
Anthracite Ltd., CDO, 6%, 2037 (z)		$200,000	$16,000
ARCap REIT, Inc., CDO, “H”, 6.088%, 2045 (z)		200,000	18,000
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.046%, 2040 (z)		250,000	105,775
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011 (z)		128,249	126,967
Chase Commercial Mortgage Securities Corp., 6.6%, 2029 (z)		114,990	118,696
Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035		1,385	1,375
Crest Ltd., CDO, 7%, 2040		270,000	20,250
Deutsche Mortgage & Asset Receiving Corp., FRN, 7.5%, 2031		245,397	255,408
DLJ Commercial Mortgage Corp., 6.04%, 2031 (z)		265,000	267,602
Falcon Franchise Loan LLC, 6.5%, 2014 (z)		250,000	75,000
Falcon Franchise Loan LLC, FRN, 2.067%, 2023 (i)(z)		424,718	21,024
Falcon Franchise Loan LLC, FRN, 4.945%, 2025 (i)(z)		575,046	42,323
First Union-Lehman Brothers Bank of America, FRN, 0.57%, 2035 (i)		2,539,636	50,347
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029 (n)		96,597	100,044
GMAC LLC, FRN, 6.02%, 2033 (z)		350,000	282,752
Morgan Stanley Capital I, Inc., FRN, 1.283%, 2039 (i)(z)		2,369,488	71,085
Prudential Securities Secured Financing Corp., FRN, 7.299%, 2013 (z)		411,000	361,359
Salomon Brothers Mortgage Securities, Inc., FRN, 7.064%, 2032 (z)		210,129	220,256

			$2,154,263

Automotive - 1.1%
Accuride Corp., 8.5%, 2015 (d)		$25,000	$14,500
Allison Transmission, Inc., 11%, 2015 (n)		135,000	132,300
FCE Bank PLC, 7.125%, 2012	EUR	100,000	139,018
Ford Motor Credit Co. LLC, 9.75%, 2010		$100,000	102,189
Ford Motor Credit Co. LLC, 12%, 2015		100,000	110,193
Johnson Controls, Inc., 5.25%, 2011		60,000	62,296

			$560,496

Broadcasting - 1.8%
Allbritton Communications Co., 7.75%, 2012		$106,000	$99,640
CanWest MediaWorks LP, 9.25%, 2015 (d)(n)		85,000	8,500
Clear Channel Communications, Inc., 10.75%, 2016		30,000	16,350
Intelsat Jackson Holdings Ltd., 9.5%, 2016		85,000	89,250
Lamar Media Corp., “C”, 6.625%, 2015		70,000	64,050
LBI Media, Inc., 8.5%, 2017 (z)		55,000	34,375
LIN TV Corp., 6.5%, 2013		90,000	81,450
Local TV Finance LLC, 9.25%, 2015 (p)(z)		126,000	38,990
Newport Television LLC, 13%, 2017 (n)(p)		106,875	36,055
News America, Inc., 6.4%, 2035		220,000	221,931
News America, Inc., 6.9%, 2039 (n)		47,000	50,035
Nexstar Broadcasting Group, Inc., 0.5% to 2011, 7% to 2014 (n)(p)		89,328	44,567
Nexstar Broadcasting Group, Inc., 7%, 2014		30,000	15,000
Univision Communications, Inc., 12%, 2014 (n)		25,000	26,875
Univision Communications, Inc., 9.75%, 2015 (n)(p)		152,612	116,621

			$943,689

Brokerage & Asset Managers - 0.3%
Janus Capital Group, Inc., 6.95%, 2017		$70,000	$66,611
Nuveen Investments, Inc., 10.5%, 2015 (n)		100,000	86,500

			$153,111

Building - 1.8%
Associated Materials, Inc., 11.25%, 2014		$50,000	$37,750
Building Materials Corp. of America, 7.75%, 2014		70,000	67,375
CRH PLC, 8.125%, 2018		320,000	359,788
Lafarge S.A., 6.15%, 2011		330,000	343,708

PORTFOLIO OF INVESTMENTS     9/30/09 (Unaudited) - continued

MFS Strategic Income Portfolio

Issuer	Shares/Par	Value ($)
BONDS - continued
Building - continued
Nortek, Inc., 10%, 2013	$50,000	$51,000
Nortek, Inc., 8.5%, 2014 (d)	40,000	27,600
Ply Gem Industries, Inc., 11.75%, 2013	40,000	35,200
USG Corp., 9.75%, 2014 (n)	5,000	5,225

		$927,646

Business Services - 0.6%
First Data Corp., 9.875%, 2015	$130,000	$120,088
First Data Corp., 11.25%, 2016	20,000	17,200
Iron Mountain, Inc., 6.625%, 2016	60,000	57,900
Iron Mountain, Inc., 8.375%, 2021	25,000	25,750
SunGard Data Systems, Inc., 10.25%, 2015	106,000	108,120

		$329,058

Cable TV - 2.3%
CCO Holdings LLC, 8.75%, 2013	$140,000	$142,100
Charter Communications, Inc., 8.375%, 2014 (n)	50,000	51,000
Charter Communications, Inc., 12.875%, 2014 (n)	25,000	27,063
CSC Holdings, Inc., 6.75%, 2012	80,000	82,400
CSC Holdings, Inc., 8.5%, 2014 (n)	80,000	84,000
DIRECTV Holdings LLC, 7.625%, 2016	90,000	96,300
DIRECTV Holdings LLC, 5.875%, 2019 (z)	70,000	69,563
Mediacom LLC, 9.125%, 2019 (n)	5,000	5,138
TCI Communications, Inc., 9.8%, 2012	245,000	282,185
Time Warner Cable, Inc., 8.25%, 2019	190,000	229,652
Videotron LTEE, 6.875%, 2014	35,000	34,650
Virgin Media Finance PLC, 9.125%, 2016	100,000	102,750

		$1,206,801

Chemicals - 1.8%
Dow Chemical Co., 8.55%, 2019	$260,000	$292,278
Huntsman International LLC, 5.5%, 2016 (z)	10,000	8,500
Innophos Holdings, Inc., 8.875%, 2014	90,000	90,900
Momentive Performance Materials, Inc., 12.5%, 2014 (n)	45,000	46,575
Momentive Performance Materials, Inc., 11.5%, 2016	56,000	36,960
Nalco Co., 7.75%, 2011	26,000	26,000
Nalco Finance Holdings, Inc., 9%, 2014	115,000	118,738
Yara International A.S.A., 5.25%, 2014 (n)	310,000	319,628

		$939,579

Conglomerates - 0.4%
American Standard Cos., Inc., 7.625%, 2010	$225,000	$229,131

Construction - 0.6%
Lennar Corp., 5.125%, 2010	$270,000	$269,325
Lennar Corp., 12.25%, 2017	30,000	36,600

		$305,925

Consumer Products - 1.0%
ACCO Brands Corp., 10.625%, 2015 (z)	$5,000	$5,225
ACCO Brands Corp., 7.625%, 2015	25,000	20,750
Fortune Brands, Inc., 5.125%, 2011	244,000	250,212
Hasbro, Inc., 6.125%, 2014	40,000	43,510
Jarden Corp., 7.5%, 2017	65,000	63,213
Visant Holding Corp., 8.75%, 2013	40,000	40,700
Whirlpool Corp., 8%, 2012	91,000	98,226

		$521,836

Consumer Services - 1.0%
KAR Holdings, Inc., 10%, 2015	$45,000	$45,225
KAR Holdings, Inc., FRN, 4.483%, 2014	35,000	31,500
Service Corp. International, 7%, 2017	135,000	131,625
Ticketmaster Entertainment, Inc., 10.75%, 2016	40,000	41,000
Western Union Co., 5.4%, 2011	230,000	245,015

		$494,365

Containers - 0.6%
Graham Packaging Holdings Co., 9.875%, 2014	$100,000	$102,750
Greif, Inc., 6.75%, 2017	125,000	121,250
Owens-Brockway Glass Container, Inc., 8.25%, 2013	65,000	66,463

		$290,463

Defense Electronics - 0.9%
BAE Systems Holdings, Inc., 5.2%, 2015 (n)	$312,000	$325,338
BAE Systems Holdings, Inc., 6.375%, 2019 (n)	60,000	66,205
L-3 Communications Corp., 5.875%, 2015	50,000	49,750

		$441,293

Electronics - 0.3%
Avago Technologies Ltd., 11.875%, 2015	$40,000	$43,600
Flextronics International Ltd., 6.25%, 2014	33,000	31,763
Freescale Semiconductor, Inc., 8.875%, 2014	70,000	53,550
Jabil Circuit, Inc., 7.75%, 2016	50,000	50,750

		$179,663

Emerging Market Quasi-Sovereign - 3.7%
BNDES Participacoes S.A., 6.5%, 2019 (n)	$197,000	$209,313
Export-Import Bank of Korea, 5.875%, 2015	129,000	135,998
Gaz Capital S.A., 8.125%, 2014 (n)	123,000	131,610

PORTFOLIO OF INVESTMENTS     9/30/09 (Unaudited) - continued

MFS Strategic Income Portfolio

Issuer	Shares/Par	Value ($)
BONDS - continued
Emerging Market Quasi-Sovereign - continued
KazMunaiGaz Finance B.V., 11.75%, 2015 (n)	$100,000	$118,250
Korea National Oil Corp., 5.375%, 2014 (n)	100,000	102,570
National Agricultural Co., 5%, 2014 (z)	100,000	100,877
National Power Corp., 7.25%, 2019 (n)	100,000	106,500
National Power Corp., FRN, 4.656%, 2011	47,000	48,640
Pemex Project Funding Master Trust, 5.75%, 2018	155,000	153,256
Petrobras International Finance Co., 7.875%, 2019	208,000	239,980
Qtel International Finance Ltd., 7.875%, 2019 (n)	100,000	114,324
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 2016 (n)	250,000	259,893
TDIC Finance Ltd., 6.5%, 2014 (n)	161,000	172,751

		$1,893,962

Emerging Market Sovereign - 0.8%
Emirate of Abu Dhabi, 6.75%, 2019 (n)	$100,000	$111,679
Federative Republic of Brazil, 7.125%, 2037	6,000	7,155
Republic of Argentina, FRN, 0.943%, 2012	63,338	51,074
Republic of Poland, 6.375%, 2019	83,000	93,244
State of Qatar, 6.55%, 2019 (n)	101,000	112,615
United Mexican States, 5.95%, 2019	12,000	12,600

		$388,367

Energy - Independent - 3.6%
Anadarko Finance Co., 6.75%, 2011	$180,000	$191,288
Chaparral Energy, Inc., 8.875%, 2017	70,000	56,350
Chesapeake Energy Corp., 9.5%, 2015	15,000	15,788
Chesapeake Energy Corp., 6.375%, 2015	125,000	116,094
EnCana Corp., 6.5%, 2019	100,000	111,016
Forest Oil Corp., 8.5%, 2014 (n)	20,000	20,150
Forest Oil Corp., 7.25%, 2019	80,000	74,800
Hilcorp Energy I LP, 9%, 2016 (n)	115,000	114,138
Mariner Energy, Inc., 8%, 2017	55,000	50,325
McMoRan Exploration Co., 11.875%, 2014	35,000	35,000
Newfield Exploration Co., 6.625%, 2014	60,000	58,950
Nexen, Inc., 6.4%, 2037	280,000	272,591
OPTI Canada, Inc., 8.25%, 2014	65,000	50,375
Penn Virginia Corp., 10.375%, 2016	70,000	75,600
Petrohawk Energy Corp., 10.5%, 2014 (n)	30,000	32,250
Plains Exploration & Production Co., 7%, 2017	125,000	119,063
Questar Market Resources, Inc., 6.8%, 2020	122,000	125,563
Quicksilver Resources, Inc., 8.25%, 2015	40,000	39,000
Quicksilver Resources, Inc., 7.125%, 2016	85,000	73,738
Range Resources Corp., 8%, 2019	65,000	66,625
SandRidge Energy, Inc., 9.875%, 2016 (n)	15,000	15,638
SandRidge Energy, Inc., 8%, 2018 (n)	115,000	110,688
Talisman Energy, Inc., 7.75%, 2019	20,000	23,517

		$1,848,547

Energy - Integrated - 1.1%
CCL Finance Ltd., 9.5%, 2014 (z)	$118,000	$125,375
Cenovus Energy, Inc., 4.5%, 2014 (z)	60,000	61,305
Hess Corp., 8.125%, 2019	60,000	72,081
Husky Energy, Inc., 7.25%, 2019	126,000	144,514
Petro-Canada, 5%, 2014	170,000	175,243

		$578,518

Entertainment - 0.4%
AMC Entertainment, Inc., 11%, 2016	$65,000	$69,225
AMC Entertainment, Inc., 8.75%, 2019	55,000	56,788
Cinemark USA, Inc., 8.625%, 2019 (n)	75,000	77,531

		$203,544

Financial Institutions - 1.6%
General Electric Capital Corp., 6%, 2019	$50,000	$50,722
General Electric Capital Corp., FRN, 0.613%, 2012	170,000	157,245
GMAC LLC, 6.875%, 2011 (n)	130,000	122,850
GMAC LLC, 7%, 2012 (n)	35,000	32,550
GMAC LLC, 6.75%, 2014 (n)	50,000	42,500
GMAC LLC, 8%, 2031 (n)	66,000	53,130
ILFC E-Capital Trust I, 5.9% to 2010, FRN to 2065 (n)	300,000	151,500
ORIX Corp., 5.48%, 2011	200,000	190,246

		$800,743

Food & Beverages - 1.9%
Anheuser-Busch Cos., Inc., 7.75%, 2019 (n)	$220,000	$260,317
ARAMARK Corp., 8.5%, 2015	50,000	50,438
B&G Foods, Inc., 8%, 2011	80,000	81,000
Dean Foods Co., 7%, 2016	65,000	61,913
Del Monte Corp., 6.75%, 2015	90,000	88,875
Kraft Foods, Inc., 6.125%, 2018	170,000	180,317
Michael Foods, Inc., 8%, 2013	110,000	111,650
Tyson Foods, Inc., 7.85%, 2016	120,000	122,400

		$956,910

Food & Drug Stores - 0.2%
CVS Caremark Corp., 5.75%, 2017	$43,000	$46,032

PORTFOLIO OF INVESTMENTS     9/30/09 (Unaudited) - continued

MFS Strategic Income Portfolio

Issuer	Shares/Par		Value ($)
BONDS - continued
Food & Drug Stores - continued
CVS Caremark Corp., 6.6%, 2019		$40,000	$45,091

			$91,123

Forest & Paper Products - 1.1%
Buckeye Technologies, Inc., 8.5%, 2013		$80,000	$82,000
Georgia-Pacific Corp., 7.125%, 2017 (n)		60,000	58,650
Georgia-Pacific Corp., 8%, 2024		35,000	34,650
Graphic Packaging International Corp., 9.5%, 2013		40,000	41,200
Jefferson Smurfit Corp., 8.25%, 2012 (d)		40,000	28,500
Millar Western Forest Products Ltd., 7.75%, 2013		125,000	86,719
Smurfit-Stone Container Corp., 8%, 2017 (d)		24,000	17,040
Stora Enso Oyj, 6.404%, 2016 (n)		160,000	140,921
Votorantim Celulose e Papel S.A., 6.625%, 2019 (z)		100,000	99,625

			$589,305

Gaming & Lodging - 2.0%
Boyd Gaming Corp., 6.75%, 2014		$65,000	$58,175
Firekeepers Development Authority, 13.875%, 2015 (n)		65,000	69,063
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (d)(n)		95,000	2,613
Harrah’s Operating Co., Inc., 11.25%, 2017 (n)		20,000	20,550
Harrah’s Operating Co., Inc., 10%, 2018 (n)		4,000	3,180
Harrah’s Operating Co., Inc., 10%, 2018 (n)		137,000	108,915
Host Hotels & Resorts, Inc., 7.125%, 2013		30,000	29,625
Host Hotels & Resorts, Inc., 6.75%, 2016		30,000	28,500
Host Hotels & Resorts, Inc., 9%, 2017 (n)		15,000	15,900
Marriott International, Inc., 5.625%, 2013		120,000	122,424
MGM Mirage, 6.75%, 2013		60,000	50,175
MGM Mirage, 10.375%, 2014 (n)		5,000	5,338
MGM Mirage, 7.5%, 2016		80,000	62,000
MGM Mirage, 11.125%, 2017 (n)		20,000	21,850
MGM Mirage, 11.375%, 2018 (z)		30,000	28,200
Penn National Gaming, Inc., 8.75%, 2019 (n)		5,000	5,013
Pinnacle Entertainment, Inc., 7.5%, 2015		145,000	128,325
Royal Caribbean Cruises Ltd., 7%, 2013		45,000	42,863
Royal Caribbean Cruises Ltd., 11.875%, 2015		35,000	39,375
Scientific Games Corp., 6.25%, 2012		65,000	63,050
Station Casinos, Inc., 6%, 2012 (d)		50,000	14,750
Station Casinos, Inc., 6.5%, 2014 (d)		150,000	5,250
Station Casinos, Inc., 6.875%, 2016 (d)		140,000	4,900
Wyndham Worldwide Corp., 6%, 2016		90,000	81,029

			$1,011,063

Industrial - 0.4%
Baldor Electric Co., 8.625%, 2017		$55,000	$55,825
JohnsonDiversey, Inc., 9.625%, 2012	EUR	35,000	49,937
Steelcase, Inc., 6.5%, 2011		$117,000	117,295

			$223,057

Insurance - 2.6%
Allianz AG, 5.5% to 2014, FRN to 2049	EUR	248,000	$328,434
ING Groep N.V., 5.775% to 2015, FRN to 2049		$490,000	313,600
Metropolitan Life Global Funding, 2.875%, 2012 (z)		160,000	159,335
Metropolitan Life Global Funding, 5.125%, 2014 (n)		80,000	83,575
Principal Financial Group, Inc., 8.875%, 2019		130,000	155,761
Prudential Financial, Inc., 6.2%, 2015		130,000	137,535
Unum Group, 7.125%, 2016		160,000	161,887

			$1,340,127

Insurance - Property & Casualty - 0.7%
Allstate Corp., 7.45%, 2019		$60,000	$71,514
AXIS Capital Holdings Ltd., 5.75%, 2014		205,000	207,532
USI Holdings Corp., 9.75%, 2015 (z)		75,000	66,469

			$345,515

International Market Quasi-Sovereign - 2.8%
Canada Housing Trust, 4.6%, 2011 (n)	CAD	120,000	$118,943
EDF Energies Nouvelles S.A., 6.5%, 2019 (n)		$230,000	263,537
ING Bank N.V., 3.9%, 2014 (n)		190,000	195,559
LeasePlan Corp. N.V., 3%, 2012 (n)		90,000	92,064
Royal Bank of Scotland PLC, FRN, 1.158%, 2012 (n)		296,000	300,411
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)		268,000	275,163
Swedbank AB, 2.8%, 2012 (n)		100,000	101,743
Westpac Banking Corp., 3.45%, 2014 (n)		100,000	101,461

			$1,448,881

International Market Sovereign - 14.7%
Federal Republic of Germany, 5.25%, 2010	EUR	212,000	$320,964
Federal Republic of Germany, 3.75%, 2015	EUR	276,000	428,570
Federal Republic of Germany, 4.25%, 2018	EUR	188,000	298,431

PORTFOLIO OF INVESTMENTS     9/30/09 (Unaudited) - continued

MFS Strategic Income Portfolio

Issuer	Shares/Par		Value ($)
BONDS - continued
International Market Sovereign - continued
Federal Republic of Germany, 6.25%, 2030	EUR	139,000	$264,572
Government of Canada, 4.5%, 2015	CAD	92,000	94,181
Government of Canada, 5.75%, 2033	CAD	17,000	20,244
Government of Japan, 1.5%, 2012	JPY	21,000,000	241,441
Government of Japan, 1.3%, 2014	JPY	45,000,000	517,869
Government of Japan, 1.7%, 2017	JPY	63,000,000	740,785
Government of Japan, 2.2%, 2027	JPY	20,000,000	230,676
Government of Japan, 2.4%, 2037	JPY	21,000,000	244,099
Kingdom of Belgium, 5.5%, 2017	EUR	124,000	207,721
Kingdom of Netherlands, 3.75%, 2014	EUR	164,000	252,908
Kingdom of Spain, 5.35%, 2011	EUR	484,000	764,660
Kingdom of Spain, 4.6%, 2019	EUR	45,000	70,234
Republic of Austria, 4.65%, 2018	EUR	85,000	134,467
Republic of France, 4.75%, 2012	EUR	138,000	218,845
Republic of France, 6%, 2025	EUR	116,000	210,054
Republic of France, 4.75%, 2035	EUR	186,000	299,888
Republic of Greece, 3.6%, 2016	EUR	86,000	124,819
Republic of Ireland, 4.6%, 2016	EUR	177,000	271,249
Republic of Italy, 4.75%, 2013	EUR	281,000	443,147
Republic of Italy, 5.25%, 2017	EUR	319,000	520,818
Republic of Portugal, 4.45%, 2018	EUR	57,000	88,206
United Kingdom Treasury, 8%, 2015	GBP	144,000	296,764
United Kingdom Treasury, 8%, 2021	GBP	54,000	121,045
United Kingdom Treasury, 4.25%, 2036	GBP	75,000	122,504

			$7,549,161

Local Authorities - 1.0%
California (Build America Bonds), 7.55%, 2039		$155,000	$172,278
Louisiana Gas & Fuels Tax Rev., FRN, 3%, 2043		160,000	160,747
Province of Ontario, 5.45%, 2016		145,000	162,012

			$495,037

Machinery & Tools - 0.7%
Atlas Copco AB, 5.6%, 2017 (n)		$214,000	$219,199
Case New Holland, Inc., 7.125%, 2014		75,000	73,500
Rental Service Corp., 9.5%, 2014		70,000	67,550

			$360,249

Major Banks - 4.0%
BAC Capital Trust XIV, 5.63% to 2012, FRN to 2049		$460,000	$301,300
Bank of America Corp., 7.375%, 2014		65,000	72,323
Bank of America Corp., 8% to 2018, FRN to 2049		70,000	62,237
BNP Paribas, 5.186% to 2015, FRN to 2049 (n)		108,000	85,629
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)		100,000	87,000
Credit Suisse New York, 5.5%, 2014		130,000	139,695
Goldman Sachs Group, Inc., 6%, 2014		90,000	97,878
Goldman Sachs Group, Inc., 7.5%, 2019		153,000	174,973
Merrill Lynch & Co., Inc., 6.4%, 2017		90,000	91,149
Morgan Stanley, 6.75%, 2011		150,000	159,941
Morgan Stanley, 6%, 2014		100,000	106,461
Morgan Stanley, 7.3%, 2019		100,000	110,027
Morgan Stanley, 5.625%, 2019		100,000	98,330
Royal Bank of Scotland Group PLC, 9.118%, 2049		207,000	191,475
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (n)		290,000	263,900

			$2,042,318

Medical & Health Technology & Services - 3.6%
Biomet, Inc., 10%, 2017		$60,000	$63,900
Biomet, Inc., 11.625%, 2017		85,000	92,650
Cardinal Health, Inc., 5.8%, 2016		201,000	209,714
Community Health Systems, Inc., 8.875%, 2015		125,000	128,125
Cooper Cos., Inc., 7.125%, 2015		55,000	53,350
DaVita, Inc., 6.625%, 2013		33,000	32,670
DaVita, Inc., 7.25%, 2015		119,000	117,810
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)		35,000	38,150
HCA, Inc., 6.375%, 2015		60,000	53,400
HCA, Inc., 9.25%, 2016		220,000	227,425
HCA, Inc., 8.5%, 2019 (n)		40,000	41,800
Hospira, Inc., 5.55%, 2012		110,000	116,728
Hospira, Inc., 6.05%, 2017		100,000	104,718
McKesson Corp., 5.7%, 2017		90,000	94,175
Owens & Minor, Inc., 6.35%, 2016		170,000	153,275
Psychiatric Solutions, Inc., 7.75%, 2015		75,000	72,375
Psychiatric Solutions, Inc., 7.75%, 2015 (n)		10,000	9,400
U.S. Oncology, Inc., 10.75%, 2014		75,000	78,375
Universal Hospital Services, Inc., 8.5%, 2015 (p)		75,000	73,500
Universal Hospital Services, Inc., FRN, 4.635%, 2015		20,000	16,950
VWR Funding, Inc., 10.25%, 2015 (p)		70,000	62,125

			$1,840,615

Metals & Mining - 1.1%
Arch Western Finance LLC, 6.75%, 2013		$95,000	$93,456
BHP Billiton Finance Ltd., 6.5%, 2019		60,000	69,612
FMG Finance Ltd., 10.625%, 2016 (n)		75,000	83,063
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017		125,000	132,969
Freeport-McMoRan Copper & Gold, Inc., FRN, 3.881%, 2015		55,000	55,112
Peabody Energy Corp., 7.375%, 2016		15,000	15,150
Peabody Energy Corp., “B”, 6.875%, 2013		100,000	101,000

PORTFOLIO OF INVESTMENTS     9/30/09 (Unaudited) - continued

MFS Strategic Income Portfolio

Issuer	Shares/Par	Value ($)
BONDS - continued
Metals & Mining - continued
Rio Tinto Finance USA Ltd., 5.875%, 2013	$40,000	$43,097

		$593,459

Mortgage Backed - 0.9%
Fannie Mae, 6.5%, 2032	$170,299	$183,770
Fannie Mae, 5.5%, 2034 (f)	243,938	256,643

		$440,413

Natural Gas - Distribution - 0.8%
AmeriGas Partners LP, 7.125%, 2016	$100,000	$96,000
EQT Corp., 8.125%, 2019	190,000	216,860
Inergy LP, 6.875%, 2014	85,000	81,175

		$394,035

Natural Gas - Pipeline - 2.8%
Atlas Pipeline Partners LP, 8.125%, 2015	$50,000	$40,250
Atlas Pipeline Partners LP, 8.75%, 2018	65,000	52,000
CenterPoint Energy, Inc., 7.875%, 2013	228,000	256,741
Deutsche Bank (El Paso Performance-Linked Trust, CLN), 7.75%, 2011 (n)	80,000	81,722
El Paso Corp., 8.25%, 2016	55,000	56,375
El Paso Corp., 7.25%, 2018	65,000	63,933
Energy Transfer Partners LP, 8.5%, 2014	20,000	23,111
Kinder Morgan Energy Partners LP, 6%, 2017	200,000	209,018
Kinder Morgan Finance Corp., 5.35%, 2011	262,000	263,310
MarkWest Energy Partners LP, 6.875%, 2014 (n)	45,000	42,075
Spectra Energy Capital LLC, 8%, 2019	164,000	193,385
Williams Cos., Inc., FRN, 2.596%, 2010 (z)	120,000	119,906
Williams Partners LP, 7.25%, 2017	65,000	63,876

		$1,465,702

Network & Telecom - 3.7%
AT&T, Inc., 5.8%, 2019	$150,000	$160,505
CenturyTel, Inc., 7.6%, 2039	150,000	149,480
Cincinnati Bell, Inc., 8.375%, 2014	120,000	120,600
Citizens Communications Co., 9.25%, 2011	38,000	41,420
Deutsche Telekom International Finance B.V., 8.5%, 2010	137,000	143,603
France Telecom, 4.375%, 2014	120,000	125,794
Nordic Telephone Co. Holdings, 8.875%, 2016 (n)	115,000	119,025
Qwest Communications International, Inc., 7.25%, 2011	40,000	40,000
Qwest Communications International, Inc., 8%, 2015 (z)	20,000	19,975
Qwest Corp., 7.5%, 2014	140,000	141,400
Telecom Italia Capital, 4.875%, 2010	60,000	61,675
Telefonica Europe B.V., 7.75%, 2010	260,000	275,026
Telefonica S.A., 5.877%, 2019	150,000	162,977
Verizon Communications, Inc., 8.75%, 2018	140,000	174,895
Verizon New England, Inc., 6.5%, 2011	80,000	86,019
Windstream Corp., 8.625%, 2016	70,000	71,575

		$1,893,969

Oil Services - 0.4%
Basic Energy Services, Inc., 7.125%, 2016	$5,000	$3,925
Smith International, Inc., 9.75%, 2019	160,000	197,415

		$201,340

Other Banks & Diversified Financials - 4.5%
American Express Centurion Bank, 5.2%, 2010	$250,000	$258,207
Banco Bradesco S.A., 6.75%, 2019 (z)	149,000	153,654
Bosphorus Financial Services Ltd., FRN, 2.24%, 2012 (z)	125,000	110,141
Capital One Financial Corp., 8.8%, 2019	250,000	288,990
Capital One Financial Corp., 10.25%, 2039	130,000	143,653
Citigroup, Inc., 6.375%, 2014	120,000	124,067
Citigroup, Inc., 5.5%, 2014	100,000	99,856
Citigroup, Inc., 8.5%, 2019	88,000	99,337
Groupe BPCE S.A., FRN, 12.5%, 2049 (n)	157,000	172,700
Resona Bank Ltd., 5.85% to 2016, FRN to 2049 (n)	100,000	86,500
Svenska Handelsbanken AB, 4.875%, 2014 (n)	180,000	188,295
Swedbank AB, 9% to 2010, FRN to 2049 (n)	190,000	183,113
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	270,000	203,040
UFJ Finance Aruba AEC, 6.75%, 2013	159,000	176,685

		$2,288,238

Pharmaceuticals - 0.2%
Teva Pharmaceutical Finance LLC, 5.55%, 2016	$87,000	$93,162
Watson Pharmaceuticals, Inc., 6.125%, 2019	30,000	31,551

		$124,713

Pollution Control - 0.4%
Allied Waste North America, Inc., 7.125%, 2016	$205,000	$216,275

Precious Metals & Minerals - 0.4%
Teck Resources Ltd., 9.75%, 2014	$20,000	$22,000
Teck Resources Ltd., 10.25%, 2016	15,000	16,950

PORTFOLIO OF INVESTMENTS     9/30/09 (Unaudited) - continued

MFS Strategic Income Portfolio

Issuer	Shares/Par	Value ($)
BONDS - continued
Precious Metals & Minerals - continued
Teck Resources Ltd., 10.75%, 2019	$45,000	$52,313
Teck Resources Ltd., 6.125%, 2035	137,000	116,450

		$207,713

Printing & Publishing - 0.6%
American Media Operations, Inc., 9%, 2013 (p)(z)	$5,902	$3,462
American Media Operations, Inc., 14%, 2013 (p)(z)	61,626	34,826
Dex Media West LLC, 9.875%, 2013 (d)	68,000	12,240
Idearc, Inc., 8%, 2016 (d)	59,000	2,655
Nielsen Finance LLC, 10%, 2014	95,000	95,475
Nielsen Finance LLC, 11.5%, 2016	40,000	42,000
Nielsen Finance LLC, 0% to 2011, 12.5% to 2016	134,000	105,525
Tribune Co., 5.25%, 2015 (d)	60,000	4,200

		$300,383

Railroad & Shipping - 0.2%
Kansas City Southern Railway, 8%, 2015	$25,000	$25,500
Panama Canal Railway Co., 7%, 2026 (n)	98,200	81,506

		$107,006

Real Estate - 0.9%
Kimco Realty Corp., REIT, 6.875%, 2019	$36,000	$36,819
Simon Property Group, Inc., REIT, 6.1%, 2016	330,000	339,157
Wea Finance B.V., 6.75%, 2019 (n)	110,000	111,265

		$487,241

Retailers - 1.7%
Couche-Tard, Inc., 7.5%, 2013	$135,000	$136,519
Dollar General Corp., 11.875%, 2017 (p)	40,000	45,000
Limited Brands, Inc., 5.25%, 2014	165,000	153,076
Macy’s Retail Holdings, Inc., 5.75%, 2014	50,000	46,978
Macy’s Retail Holdings, Inc., 8.875%, 2015	200,000	208,640
Neiman Marcus Group, Inc., 10.375%, 2015	25,000	21,375
Sally Beauty Holdings, Inc., 10.5%, 2016	40,000	41,700
Staples, Inc., 9.75%, 2014	140,000	168,173
Toys “R” Us, Inc., 10.75%, 2017 (n)	50,000	53,750

		$875,211

Specialty Chemicals - 0.1%
Ashland, Inc., 9.125%, 2017 (n)	$75,000	$80,250

Specialty Stores - 0.2%
Payless ShoeSource, Inc., 8.25%, 2013	$85,000	$83,300

Supermarkets - 0.6%
Delhaize Group, 5.875%, 2014	$150,000	$161,546
Safeway, Inc., 4.95%, 2010	112,000	115,699
SUPERVALU, Inc., 8%, 2016	35,000	36,225

		$313,470

Supranational - 0.6%
Central American Bank, 4.875%, 2012 (n)	$305,000	$310,604

Telecommunications - Wireless - 1.9%
Cricket Communications, Inc., 7.75%, 2016 (n)	$35,000	$35,525
Crown Castle International Corp., 9%, 2015	35,000	36,663
Crown Castle International Corp., 7.75%, 2017 (n)	25,000	25,875
MetroPCS Wireless, Inc., 9.25%, 2014	50,000	51,125
Nextel Communications, Inc., 6.875%, 2013	50,000	46,375
Rogers Cable, Inc., 5.5%, 2014	164,000	175,576
Sprint Nextel Corp., 8.375%, 2012	135,000	139,388
Sprint Nextel Corp., 8.375%, 2017	40,000	39,800
Sprint Nextel Corp., 8.75%, 2032	30,000	28,350
Vodafone Group PLC, 5.375%, 2015	270,000	289,351
Wind Acquisition Finance S.A., 10.75%, 2015 (n)	106,000	116,600

		$984,628

Telephone Services - 0.2%
Frontier Communications Corp., 8.25%, 2014	$50,000	$51,500
Frontier Communications Corp., 8.125%, 2018	30,000	30,188

		$81,688

Tobacco - 1.2%
Alliance One International, Inc., 10%, 2016 (n)	$35,000	$36,138
Altria Group, Inc., 9.25%, 2019	210,000	256,611
Lorillard Tobacco Co., 8.125%, 2019	63,000	71,497
Reynolds American, Inc., 6.75%, 2017	240,000	249,494

		$613,740

Transportation - 0.3%
IIRSA Norte Finance Ltd., 8.75%, 2024	$137,818	$141,263

Transportation - Services - 0.6%
Erac USA Finance Co., 6.375%, 2017 (n)	$180,000	$180,711
Hertz Corp., 8.875%, 2014	115,000	116,150

		$296,861

U.S. Government Agencies and Equivalents - 1.5%
Small Business Administration, 4.34%, 2024	$248,336	$257,514

PORTFOLIO OF INVESTMENTS     9/30/09 (Unaudited) - continued

MFS Strategic Income Portfolio

Issuer	Shares/Par	Value ($)
BONDS - continued
U.S. Government Agencies and Equivalents - continued
Small Business Administration, 4.77%, 2024	$202,994	$213,597
Small Business Administration, 4.625%, 2025	149,409	156,595
Small Business Administration, 5.11%, 2025	139,758	147,986

		$775,692

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bonds, 4.5%, 2036	$12,000	$12,889

Utilities - Electric Power - 4.4%
AES Corp., 8%, 2017	$105,000	$105,656
Allegheny Energy, Inc., 5.75%, 2019 (z)	150,000	149,895
Beaver Valley Funding Corp., 9%, 2017	339,000	346,482
Calpine Corp., 8%, 2016 (n)	55,000	56,375
Dynegy Holdings, Inc., 7.5%, 2015	70,000	64,750
Dynegy Holdings, Inc., 7.75%, 2019	15,000	12,788
Edison Mission Energy, 7%, 2017	80,000	66,800
Enel Finance International S.A., 5.125%, 2019 (n)	287,000	285,737
Exelon Generation Co. LLC, 5.2%, 2019	70,000	70,766
Exelon Generation Co. LLC, 6.25%, 2039	130,000	132,686
FirstEnergy Corp., 6.45%, 2011	9,000	9,734
FirstEnergy Corp., 6.8%, 2039 (n)	40,000	42,398
HQI Transelec Chile S.A., 7.875%, 2011	35,000	36,772
Mirant North America LLC, 7.375%, 2013	110,000	109,450
NRG Energy, Inc., 7.375%, 2016	135,000	130,613
Pacific Gas & Electric Co., 4.2%, 2011	125,000	129,391
Progress Energy, Inc., 6.05%, 2014	120,000	131,611
PSEG Power LLC, 7.75%, 2011	170,000	183,669
Texas Competitive Electric Holdings LLC, 10.25%, 2015	255,000	183,600

		$2,249,173

Total Bonds		$49,759,244

FLOATING RATE LOANS (g)(r) - 2.0%
Aerospace - 0.2%
Hawker Beechcraft Acquisition Co. LLC, Letter of Credit, 2.28%, 2014	$6,814	$5,179
Hawker Beechcraft Acquisition Co. LLC, Term Loan, 2.25%, 2014	154,355	117,310

		$122,489

Automotive - 0.4%
Accuride Corp., Term Loan, 10%, 2013	$10,170	$9,814
Allison Transmission, Inc., Term Loan B, 3%, 2014	84,687	73,725
Federal-Mogul Corp., Term Loan B, 2.19%, 2014	83,403	63,595
Ford Motor Co., Term Loan, 3.49%, 2013	48,057	42,556

		$189,690

Broadcasting - 0.2%
Gray Television, Inc., Term Loan, 3.76%, 2014	$38,144	$30,992
Young Broadcasting, Inc., Incremental Term Loan, 4.75%, 2012 (d)	32,339	16,978
Young Broadcasting, Inc., Term Loan, 4.75%, 2012 (d)	61,672	32,378

		$80,348

Building - 0.0%
Building Materials Holding Corp., Term Loan, 3%, 2014	$11,264	$10,244

Business Services - 0.1%
First Data Corp., Term Loan B-1, 2.99%, 2014	$60,103	$51,739

Cable TV - 0.1%
Charter Communications Operating LLC, Term Loan, 6.25%, 2014	$48,698	$46,385

Electronics - 0.1%
Freescale Semiconductor, Inc., Term Loan B, 2.01%, 2013	$33,553	$26,821

Gaming & Lodging - 0.1%
Green Valley Ranch Gaming LLC, Second Lien Term Loan, 3.54%, 2014	$74,178	$18,544
MGM Mirage, Term Loan B, 2011 (o)	49,562	45,458

		$64,002

Printing & Publishing - 0.1%
Tribune Co., Incremental Term Loan B, 5.25%, 2014 (d)	$128,174	$60,963

Specialty Chemicals - 0.2%
LyondellBasell, DIP Term Loan, 9.16%, 2009 (q)	$12,923	$13,434
LyondellBasell, DIP Term Loan B- 3, 5.79%, 2014	12,904	12,517
LyondellBasell, Dutch Tranche Revolving Credit Loan, 3.74%, 2014 (o)	2,031	1,313
LyondellBasell, Dutch Tranche Term Loan, 3.74%, 2014 (o)	4,657	3,010
LyondellBasell, German Tranche Term Loan B-1, 3.99%, 2014 (o)	5,830	3,769
LyondellBasell, German Tranche Term Loan B-2, 3.99%, 2014 (o)	5,830	3,769
LyondellBasell, German Tranche Term Loan B-3, 3.99%, 2014 (o)	5,830	3,769

PORTFOLIO OF INVESTMENTS     9/30/09 (Unaudited) - continued

MFS Strategic Income Portfolio

Issuer	Shares/Par	Value ($)
FLOATING RATE LOANS(g)(r) - continued
Specialty Chemicals - continued
LyondellBasell, U.S. Tranche Revolving Credit Loan, 3.74%, 2014 (o)	$7,615	$4,923
LyondellBasell, U.S. Tranche Term Loan, 3.74%, 2014 (o)	14,509	9,379
LyondellBasell, U.S. Tranche Term Loan B-1, 7%, 2014 (o)	25,297	16,544
LyondellBasell, U.S. Tranche Term Loan B-2, 7%, 2014 (o)	25,297	16,353
LyondellBasell, U.S. Tranche Term Loan B-3, 7%, 2014 (o)	25,297	16,353

		$105,133

Specialty Stores - 0.1%
Michaels Stores, Inc., Term Loan B, 2.53%, 2013	$47,362	$42,251

Utilities - Electric Power - 0.4%
Calpine Corp., Term Loan, 3.16%, 2014	$66,336	$60,324
Texas Competitive Electric Holdings Co. LLC, Term Loan B- 3, 3.75%, 2014	190,524	149,609

		$209,933

Total Floating Rate Loans		$1,009,998

COMMON STOCKS - 0.0%
Printing & Publishing - 0.0%
American Media, Inc. (a)	1,130	$1,514
World Color Press, Inc. (a)	348	$3,341

Total Common Stocks		$4,855

PREFERRED STOCKS - 0.1%
Financial Institutions - 0.1%
Preferred Blocker, Inc., 7% (z)	38	$22,098

	Strike Price	First Exercise
WARRANTS - 0.0%
Printing & Publishing - 0.0%
World Color Press, Inc. (1 share for 1 warrant) (a)	$16.30	8/26/09	197	$404
World Color Press, Inc. (1 share for 1 warrant) (a)	$13.00	8/26/09	197	601

Total Warrants				$1,005

MONEY MARKET FUNDS (v) - 0.0%
MFS Institutional Money Market Portfolio, 0.16%, at Net Asset Value			84	$84

Total Investments				$50,797,284

OTHER ASSETS, LESS LIABILITIES - 1.0%				538,225

NET ASSETS - 100.0%				$51,335,509

(a)	Non-income producing security.
(d)	Non-income producing security - in default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $9,203,670, representing 17.93% of net assets.
(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown represents the weighted average coupon rate for settled amounts.
(p)	Payment-in-kind security.
(q)	All or a portion of this position represents an unfunded loan commitment. The rate shown represents a weighted average coupon rate on the full position, including the unfunded loan commitment which has no current coupon rate.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
ACCO Brands Corp., 10.625%, 2015	9/21/09	$4,925	$5,225
ARCap REIT, Inc., CDO, “H”, 6.088%, 2045	9/21/04	177,780	18,000
Allegheny Energy, Inc., 5.75%, 2019	9/22/09	149,453	149,895
American Media Operations, Inc., 9%, 2013	1/29/09 - 4/15/09	3,836	3,462

PORTFOLIO OF INVESTMENTS     9/30/09 (Unaudited) - continued

MFS Strategic Income Portfolio

Restricted Securities - continued	Acquisition Date	Cost	Current Market Value
American Media Operations, Inc., 14%, 2013	1/29/09 -4/15/09	$33,896	$34,826
Anthracite Ltd., CDO, 6%, 2037	5/14/02	175,528	16,000
Banco Bradesco S.A., 6.75%, 2019	9/22/09	149,000	153,654
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.046%, 2040	3/01/06	250,000	105,775
Bosphorus Financial Services Ltd., FRN, 2.24%, 2012	3/08/05	125,000	110,141
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011	3/08/07	128,891	126,967
CCL Finance Ltd., 9.5%, 2014	8/04/09	117,422	125,375
Cenovus Energy, Inc., 4.5%, 2014	9/15/09	59,942	61,305
Chase Commercial Mortgage Securities Corp., 6.6%, 2029	6/07/00	114,612	118,696
DIRECTV Holdings LLC, 5.875%, 2019	9/14/09	69,481	69,563
DLJ Commercial Mortgage Corp., 6.04%, 2031	7/23/04	260,953	267,602
Falcon Franchise Loan LLC, 6.5%, 2014	7/15/05	234,010	75,000
Falcon Franchise Loan LLC, FRN, 2.067%, 2023	1/18/02	26,161	21,024
Falcon Franchise Loan LLC, FRN, 4.945%, 2025	1/29/03	63,663	42,323
GMAC LLC, FRN, 6.02%, 2033	11/17/00	337,886	282,752
Huntsman International LLC, 5.5%, 2016	9/09/09	8,010	8,500
LBI Media, Inc., 8.5%, 2017	7/18/07	54,093	34,375
Local TV Finance LLC, 9.25%, 2015	11/09/07 -6/01/09	122,056	38,990
MGM Mirage, 11.375%, 2018	9/17/09	29,220	28,200
Metropolitan Life Global Funding, 2.875%, 2012	9/10/09	159,544	159,335
Morgan Stanley Capital I, Inc., FRN, 1.283%, 2039	7/20/04	68,544	71,085
National Agricultural Co., 5%, 2014	9/23/09	99,533	100,877
Preferred Blocker, Inc., 7%	12/26/08	29,260	22,098
Prudential Securities Secured Financing Corp., FRN, 7.299%, 2013	12/06/04	456,290	361,359
Qwest Communications International, Inc., 8%, 2015	9/14/09	19,651	19,975
Salomon Brothers Mortgage Securities, Inc., FRN, 7.064%, 2032	1/07/05	241,410	220,256
Spirit AeroSystems Holdings, Inc., 7.5%, 2017	9/24/09 - 9/25/09	59,311	59,700
USI Holdings Corp., 9.75%, 2015	4/26/07 - 6/08/07	75,863	66,469
Votorantim Celulose e Papel S.A., 6.625%, 2019	9/18/09	99,102	99,625
Williams Cos., Inc., FRN, 2.596%, 2010	8/06/09	119,341	119,906

Total Restricted Securities			$3,198,335
% of Net Assets			6.2%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLN	Credit-Linked Note
DIP	Debtor-in-Possession
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
SEK	Swedish Krona
TRY	Turkish Lira

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Strategic Income Portfolio

Supplemental Information (Unaudited) 9/30/09

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options.

MFS Strategic Income Portfolio

Supplemental Information (Unaudited) 9/30/09- continued

The following is a summary of the levels used as of September 30, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$4,346	$22,098	$1,514	$27,958
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	788,581	—	788,581
Non-U.S. Sovereign Debt	—	11,490,096	—	11,490,096
Corporate Bonds	—	26,768,309	—	26,768,309
Residential Mortgage-Backed Securities	—	441,788	—	441,788
Commercial Mortgage-Backed Securities	—	1,865,896	—	1,865,896
Asset-Backed Securities (including CDOs)	—	286,992	—	286,992
Foreign Bonds	—	8,035,860	—	8,035,860
Floating Rate Loans	—	1,009,998	—	1,009,998
Other Fixed Income Securities	—	81,722	—	81,722
Mutual Funds	84	—	—	84

Total Investments	$4,430	$50,791,340	$1,514	$50,797,284

Other Financial Instruments
Futures	$28,352	$—	$—	$28,352
Swaps	—	3,773	—	3,773
Forward Currency Contracts	—	26,451	—	26,451

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of Level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 12/31/08	$—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(904)
Net purchases (sales)	2,418
Transfers in and/or out of Level 3	—

Balance as of 9/30/09	$1,514

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$51,455,793

Gross unrealized appreciation	$2,880,364
Gross unrealized depreciation	(3,538,873)

Net unrealized appreciation (depreciation)	$(658,509)

The aggregate cost above includes prior fiscal year end tax adjustments.

MFS Strategic Income Portfolio

Supplemental Information (Unaudited) 9/30/09 - continued

(3) Derivative Contracts at 9/30/09

Forward Foreign Currency Exchange Contracts at 9/30/09

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	BRL	Deutsche Bank AG	92,000	10/5/2009	$48,352	$51,907	$3,555
BUY	BRL	HSBC Bank	91,000	11/24/2009	49,727	50,920	1,193
BUY	BRL	JPMorgan Chase Bank	96,000	10/5/2009	51,268	54,164	2,896
SELL	BRL	Deutsche Bank AG	188,000	10/5/2009	106,697	106,073	624
SELL	EUR	UBS AG	69,912	12/16/2009	103,455	102,297	1,158
SELL	GBP	Barclays Bank PLC	167,283	10/15/2009	271,032	267,328	3,704
SELL	GBP	Deutsche Bank AG	167,283	10/15/2009	271,112	267,328	3,784
BUY	IDR	Merrill Lynch International	978,306,346	10/5/2009	96,753	101,164	4,411
SELL	IDR	Merrill Lynch International	978,306,346	10/5/2009	101,907	101,164	743
BUY	JPY	UBS AG	102,301,501	10/15/2009	1,087,990	1,139,756	51,766
BUY	KRW	Credit Suisse Group	91,599,000	10/15/2009	75,081	77,732	2,651
BUY	KRW	Merrill Lynch International	92,150,000	10/19/2009	75,969	78,196	2,227
BUY	MXN	JPMorgan Chase Bank	973,000	10/8/2009	71,190	72,031	841
BUY	MXN	Merrill Lynch International	705,000	10/8/2009	51,717	52,190	473
BUY	SEK	UBS AG	63,821	10/28/2009	8,943	9,156	213
BUY	TRY	JPMorgan Chase Bank	111,000	11/25/2009	73,897	74,089	192

							$80,431

Liability Derivatives
BUY	BRL	Deutsche Bank AG	188,000	11/3/2009	$106,173	$105,627	$(546)
BUY	CAD	UBS AG	123,228	10/13/2009	115,162	115,099	(63)
SELL	CAD	UBS AG	383,962	10/13/2009	353,012	358,633	(5,621)
BUY	EUR	UBS AG	49,680	12/16/2009	73,012	72,694	(318)
SELL	EUR	UBS AG	2,036,460	12/16/2009	2,977,967	2,979,815	(1,848)
BUY	IDR	Merrill Lynch International	978,306,346	11/2/2009	101,748	100,632	(1,116)
SELL	JPY	JPMorgan Chase Bank	141,907,581	10/15/2009	1,536,545	1,581,013	(44,468)

							$(53,980)

Futures Contracts Outstanding at 9/30/09

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr (Long)	USD	18	$2,089,688	Dec-09	$24,406
U.S. Treasury Note 10 yr (Long)	USD	3	354,984	Dec-09	5,075

					$29,481

Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr (Short)	USD	1	$216,969	Dec-09	$(1,129)

MFS Strategic Income Portfolio

Supplemental Information (Unaudited) 9/30/09 - continued

Derivative Contracts at 9/30/09 - continued

Swap Agreements at 9/30/09

Expiration		Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives
Credit Default Swaps
9/20/10	USD	(270,000)	Merrill Lynch International	(1)	0.68% (fixed rate)	$3,519
9/20/14	USD	250,000	Goldman Sachs International	1.00% (fixed rate)	(2)	512

						$4,031

Liability Derivatives
Credit Default Swaps
3/20/14	USD	(90,000) (a)	Morgan Stanley Capital Services, Inc.	(3)	1.75% (fixed rate)	$(258)

(1)	Fund, as protection buyer, to receive notional amount upon a defined credit event by Lennar Corp., 5.95%, 3/01/13.
(2)	Fund, as protection seller, to pay notional amount upon a defined credit event by Cargill Inc., 7.375%, 10/01/25, an A2 rated bond. The fund entered into the contract to gain issuer exposure.
(3)	Fund, as protection buyer, to receive notional amount upon a defined credit event by Weyerhauser Corp., 7.125%, 7/15/23.

(a) Net unamortized premiums paid by the fund amounted to $570.

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap, the reference obligation for which may be either a single security or, in the case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Each reference security, including each individual security within a reference basket of securities, is assigned a rating from Moody’s Investor Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 International Swaps and Derivatives Association (ISDA) Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap’s notional amount.

At September 30, 2009, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	9,874,980	(9,874,896)	84

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$843	$84

MFS Strategic Income Portfolio

Supplemental Information (Unaudited) 9/30/09 - continued

(5) Country Weightings

Country weighting percentages of portfolio holdings based on total net assets as of September 30, 2009, are as follows:

United States	61.7%
Japan	4.8%
France	4.1%
Germany	3.6%
Canada	3.5%
Italy	3.1%
United Kingdom	3.1%
Spain	2.6%
Netherlands	2.2%
Other Countries	11.3%

The country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

MFS INVESTMENT MANAGEMENT

MFS® Technology Portfolio

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

9/30/09

PORTFOLIO OF INVESTMENTS    9/30/09 (Unaudited)

MFS Technology Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 93.3%
Business Services - 7.8%
Cognizant Technology Solutions Corp., “A” (a)	7,640	$295,362
Concur Technologies, Inc. (a)	4,100	163,016
Fidelity National Information Services, Inc.	8,700	221,937
MasterCard, Inc., “A”	1,500	303,225
Pegasystems, Inc.	2,340	80,800
Western Union Co.	12,810	242,365

		$1,306,705

Computer Software - 14.0%
Adobe Systems, Inc. (a)	13,450	$444,388
Akamai Technologies, Inc. (a)	8,300	163,344
Blue Coat Systems, Inc. (a)	5,800	131,022
MicroStrategy, Inc., “A” (a)(s)	7,440	532,258
Oracle Corp.	25,300	527,252
Parametric Technology Corp. (a)	29,660	409,901
VeriSign, Inc. (a)	5,402	127,973

		$2,336,138

Computer Software - Systems - 18.7%
Apple, Inc. (a)(s)	4,150	$769,285
Dell, Inc. (a)	44,940	685,784
Hewlett-Packard Co. (s)	12,030	567,936
Mercadolibre, Inc. (a)	6,300	242,298
Nintendo Co. Ltd.	970	248,027
OpenTable, Inc. (a)	9,660	266,230
VMware, Inc. (a)	8,400	337,428

		$3,116,988

Consumer Services - 2.9%
Alibaba.com Corp. (z)	97,000	$223,753
Priceline.com, Inc. (a)	1,600	265,312

		$489,065

Electrical Equipment - 2.9%
Tyco Electronics Ltd.	21,960	$489,269

Electronics - 25.9%
Avago Technologies Ltd. (a)	7,120	$121,538
First Solar, Inc. (a)	1,450	221,647
Flextronics International Ltd. (a)	106,210	792,327
Intel Corp.	31,158	609,762
Marvell Technology Group Ltd. (a)	17,648	285,721
MEMC Electronic Materials, Inc. (a)	19,890	330,771
National Semiconductor Corp.	23,610	336,915
Samsung Electronics Co. Ltd., GDR	2,929	998,789
SanDisk Corp. (a)	5,600	121,520
Silicon Laboratories, Inc. (a)	3,570	165,505
Tessera Technologies, Inc. (a)	11,900	331,891

		$4,316,386

Entertainment - 0.8%
TiVo, Inc. (a)	12,560	$130,122

Internet - 5.1%
Google, Inc., “A” (a)	1,720	$852,862

Leisure & Toys - 2.5%
THQ, Inc. (a)	60,500	$413,820

Medical & Health Technology & Services - 1.3%
Medassets, Inc. (a)	9,900	$223,443

Network & Telecom - 8.3%
Ciena Corp. (a)	12,600	$205,128
Cisco Systems, Inc. (a)	19,110	449,849
Juniper Networks, Inc. (a)	12,400	335,048
Palm, Inc. (a)	8,200	142,926
Tellabs, Inc. (a)	35,500	245,660

		$1,378,611

Specialty Stores - 1.5%
Ctrip.com International Ltd., ADR (a)	4,110	$241,627

Telephone Services - 1.6%
American Tower Corp., “A” (a)	7,100	$258,440

Total Common Stocks		$15,553,476

CONVERTIBLE BONDS - 3.2%
Computer Software - 1.1%
Verisign, Inc., 3.25%, 2037	$210,000	$182,175

Leisure & Toys - 2.1%
Take-Two Interactive Software, Inc., 4.375%, 2014	$145,000	$183,244
THQ, Inc., 5%, 2014 (z)	153,000	162,563

		$345,807

Total Convertible Bonds		$527,982

MONEY MARKET FUNDS (v) - 2.0%
MFS Institutional Money Market Portfolio, 0.16%, at Net Asset Value	338,688	$338,688

Issuer/Expiration Date/ Strike Price	Number of Contracts
CALL OPTIONS PURCHASED - 0.3%
Palm, Inc. - January 2010 @ $17.50 (a)	202	$53,530

PUT OPTIONS PURCHASED - 0.2%
Micron Technology, Inc. - January 2010 @ $7.50 (a)	300	$22,500

Total Investments		$16,496,176

OTHER ASSETS, LESS LIABILITIES - 1.0%		172,753

NET ASSETS - 100.0%		$16,668,929

1

PORTFOLIO OF INVESTMENTS    9/30/09 (Unaudited) - continued

MFS Technology Portfolio

(a)	Non-income producing security.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short. At September 30, 2009, the value of securities pledged amounted to $184,497. At September 30, 2009, the fund had no short sales outstanding.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Alibaba.com Corp.	5/05/09 - 9/16/09	$164,491	$223,753
THQ, Inc., 5%, 2014	7/30/09	153,289	162,563

Total Restricted Securities			$386,316
% of Net Assets			2.3%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
GDR	Global Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Technology Portfolio

Supplemental Information (Unaudited) 9/30/09

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued using an external pricing model that uses market data from a third-party source. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options.

3

MFS Technology Portfolio

Supplemental Information (Unaudited) 9/30/09 - continued

(1) Investment Valuations - continued

The following is a summary of the levels used as of September 30, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$13,795,773	$—	$—	$13,795,773
South Korea	998,789	—	—	998,789
China	241,627	223,753	—	465,380
Japan	—	248,027	—	248,027
Singapore	121,538	—	—	121,538
Corporate Bonds	—	527,981	—	527,981
Mutual Funds	338,688	—	—	338,688

Total Investments	$15,496,415	$999,761	$—	$16,496,176

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$16,730,692

Gross unrealized appreciation	$1,434,829
Gross unrealized depreciation	(1,669,345)

Net unrealized appreciation (depreciation)	$(234,516)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	4,816,095	(4,477,407)	338,688

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$271	$338,688

4

MFS® Total Return Portfolio

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

9/30/09

PORTFOLIO OF INVESTMENTS     9/30/09 (Unaudited)

MFS Total Return Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 60.6%
Aerospace - 4.2%
Goodrich Corp.	16,890	$917,803
Lockheed Martin Corp.	366,800	28,639,744
Northrop Grumman Corp.	278,080	14,390,640
United Technologies Corp.	276,500	16,847,145

		$60,795,332

Alcoholic Beverages - 0.8%
Diageo PLC	564,862	$8,666,255
Heineken N.V.	54,450	2,510,298

		$11,176,553

Apparel Manufacturers - 0.9%
NIKE, Inc., “B”	202,810	$13,121,807

Automotive - 0.3%
Johnson Controls, Inc.	142,070	$3,631,309

Biotechnology - 0.2%
Genzyme Corp. (a)	55,790	$3,164,966

Broadcasting - 1.4%
Omnicom Group, Inc.	244,630	$9,036,631
Walt Disney Co.	349,520	9,597,818
WPP Group PLC	248,076	2,129,005

		$20,763,454

Brokerage & Asset Managers - 0.6%
Charles Schwab Corp.	177,020	$3,389,933
Deutsche Boerse AG	15,010	1,226,738
Franklin Resources, Inc.	25,470	2,562,282
Invesco Ltd.	63,190	1,438,204

		$8,617,157

Business Services - 1.2%
Accenture Ltd., “A”	235,920	$8,792,738
Automatic Data Processing, Inc.	30,940	1,215,942
Dun & Bradstreet Corp.	19,480	1,467,234
Visa, Inc., “A”	28,550	1,973,091
Western Union Co.	224,650	4,250,378

		$17,699,383

Chemicals - 1.5%
3M Co.	130,090	$9,600,642
PPG Industries, Inc.	200,280	11,658,299

		$21,258,941

Computer Software - 0.7%
Oracle Corp.	450,210	$9,382,376

Computer Software - Systems - 1.4%
Dell, Inc. (a)	133,400	$2,035,684
Hewlett-Packard Co.	176,600	8,337,286
International Business Machines Corp.	86,470	10,342,677

		$20,715,647

Construction - 0.4%
Pulte Homes, Inc.	163,910	$1,801,371
Sherwin-Williams Co.	69,670	4,191,347

		$5,992,718

Consumer Products - 1.2%
Clorox Co.	46,550	$2,738,071
Kimberly-Clark Corp.	23,200	1,368,336
Procter & Gamble Co.	222,481	12,886,100

		$16,992,507

Consumer Services - 0.2%
Apollo Group, Inc., “A” (a)	40,810	$3,006,473

Electrical Equipment - 1.1%
Danaher Corp.	92,640	$6,236,525
Rockwell Automation, Inc.	36,860	1,570,236
Tyco Electronics Ltd.	129,750	2,890,830
W.W. Grainger, Inc.	61,160	5,465,258

		$16,162,849

Electronics - 0.9%
Agilent Technologies, Inc. (a)	52,310	$1,455,787
First Solar, Inc. (a)	7,330	1,120,464
Intel Corp.	508,480	9,950,954

		$12,527,205

Energy - Independent - 2.8%
Anadarko Petroleum Corp.	67,370	$4,226,120
Apache Corp.	178,360	16,378,799
Devon Energy Corp.	73,590	4,954,815
EOG Resources, Inc.	78,120	6,523,801
Noble Energy, Inc.	63,760	4,205,610
Occidental Petroleum Corp.	40,960	3,211,264

		$39,500,409

Energy - Integrated - 4.9%
Chevron Corp.	199,697	$14,064,660
ConocoPhillips	41,620	1,879,559
Exxon Mobil Corp.	361,246	24,785,088
Hess Corp.	131,860	7,049,236
Marathon Oil Corp.	132,550	4,228,345
TOTAL S.A., ADR	305,210	18,086,745

		$70,093,633

Food & Beverages - 3.0%
Campbell Soup Co.	93,300	$3,043,446
General Mills, Inc.	77,810	5,009,408
Groupe Danone	38,863	2,341,912
J.M. Smucker Co.	67,431	3,574,517
Kellogg Co.	71,930	3,541,114
Nestle S.A.	351,365	14,972,767
PepsiCo, Inc.	192,240	11,276,798

		$43,759,962

Food & Drug Stores - 1.9%
CVS Caremark Corp.	406,032	$14,511,584
Kroger Co.	315,920	6,520,589
Walgreen Co.	151,850	5,689,820

		$26,721,993

Gaming & Lodging - 0.1%
Starwood Hotels & Resorts Worldwide, Inc.	36,170	$1,194,695

General Merchandise - 0.8%
Macy’s, Inc.	288,430	$5,275,385

1

PORTFOLIO OF INVESTMENTS     9/30/09 (Unaudited) - continued

MFS Total Return Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
General Merchandise - continued
Target Corp.	91,890	$4,289,425
Wal-Mart Stores, Inc.	32,030	1,572,353

		$11,137,163

Health Maintenance Organizations - 0.3%
WellPoint, Inc. (a)	87,250	$4,132,160

Insurance - 4.0%
Allstate Corp.	406,860	$12,458,053
Aon Corp.	94,230	3,834,219
Chubb Corp.	59,080	2,978,223
MetLife, Inc.	591,740	22,527,542
Prudential Financial, Inc.	101,150	5,048,397
Travelers Cos., Inc.	203,110	9,999,105

		$56,845,539

Internet - 0.1%
Google, Inc., “A” (a)	3,900	$1,933,815

Leisure & Toys - 0.2%
Hasbro, Inc.	97,760	$2,712,840

Machinery & Tools - 0.4%
Eaton Corp.	104,160	$5,894,414

Major Banks - 8.3%
Bank of America Corp.	302,920	$5,125,406
Bank of New York Mellon Corp.	701,875	20,347,356
Goldman Sachs Group, Inc.	124,050	22,868,618
JPMorgan Chase & Co.	728,452	31,920,767
PNC Financial Services Group, Inc.	143,440	6,969,750
Regions Financial Corp.	532,320	3,305,707
State Street Corp.	279,280	14,690,128
Wells Fargo & Co.	483,430	13,623,057

		$118,850,789

Medical Equipment - 1.4%
Becton, Dickinson and Co.	70,000	$4,882,500
Medtronic, Inc.	254,570	9,368,176
Thermo Fisher Scientific, Inc. (a)	37,190	1,624,087
Waters Corp. (a)	76,070	4,249,270

		$20,124,033

Metals & Mining - 0.1%
Alcoa, Inc.	72,870	$956,054

Natural Gas - Distribution - 0.3%
Sempra Energy	77,880	$3,879,203

Natural Gas - Pipeline - 0.2%
Williams Cos., Inc.	124,840	$2,230,891

Network & Telecom - 0.3%
Cisco Systems, Inc. (a)	65,490	$1,541,635
Nokia Corp., ADR	159,230	2,327,943

		$3,869,578

Oil Services - 0.4%
Halliburton Co.	55,600	$1,507,872
National Oilwell Varco, Inc. (a)	71,930	3,102,341
Noble Corp.	45,600	1,730,976

		$6,341,189

Other Banks & Diversified Financials - 0.1%
Northern Trust Corp.	21,610	$1,256,838

Pharmaceuticals - 4.6%
Abbott Laboratories	232,780	$11,515,627
GlaxoSmithKline PLC	102,760	2,019,159
Johnson & Johnson	252,350	15,365,592
Merck & Co., Inc.	417,980	13,220,707
Merck KGaA	25,310	2,516,689
Pfizer, Inc.	551,560	9,128,318
Roche Holding AG	10,380	1,677,748
Wyeth	231,670	11,254,529

		$66,698,369

Railroad & Shipping - 0.1%
Burlington Northern Santa Fe Corp.	8,110	$647,421
Canadian National Railway Co.	3,860	189,101

		$836,522

Specialty Chemicals - 0.6%
Air Products & Chemicals, Inc.	105,450	$8,180,811

Specialty Stores - 0.5%
Abercrombie & Fitch Co., “A”	31,440	$1,033,747
Home Depot, Inc.	68,510	1,825,106
Staples, Inc.	216,060	5,016,913

		$7,875,766

Telecommunications - Wireless - 0.8%
Vodafone Group PLC	4,991,650	$11,184,331

Telephone Services - 2.2%
AT&T, Inc.	1,001,316	$27,045,545
CenturyTel, Inc.	67,793	2,277,845
Royal KPN N.V.	158,510	2,629,215

		$31,952,605

Tobacco - 1.8%
Altria Group, Inc.	48,740	$868,059
Lorillard, Inc.	37,540	2,789,222
Philip Morris International, Inc.	469,070	22,862,472

		$26,519,753

Trucking - 0.2%
United Parcel Service, Inc., “B”	46,760	$2,640,537

Utilities - Electric Power - 3.2%
Allegheny Energy, Inc.	61,820	$1,639,466
American Electric Power Co., Inc.	88,820	2,752,532
CMS Energy Corp.	80,220	1,074,948
Dominion Resources, Inc.	154,788	5,340,186
Entergy Corp.	34,990	2,794,301
FPL Group, Inc.	161,880	8,940,632
Northeast Utilities	31,510	748,047
NRG Energy, Inc. (a)	108,230	3,051,004
PG&E Corp.	130,270	5,274,632
PPL Corp.	177,430	5,383,226
Progress Energy, Inc.	49,580	1,936,595

2

PORTFOLIO OF INVESTMENTS     9/30/09 (Unaudited) - continued

MFS Total Return Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Utilities - Electric Power - continued
Public Service Enterprise Group, Inc.	226,700	$7,127,448

		$46,063,017

Total Common Stocks		$868,395,586

BONDS - 37.7%
Agency - Other - 0.1%
Financing Corp., 9.65%, 2018	$490,000	$681,911

Asset Backed & Securitized - 2.4%
Banc of America Commercial Mortgage, Inc., 5.935%, 2017	$800,000	$711,023
Banc of America Commercial Mortgage, Inc., “A4”, 5.634%, 2046	397,000	368,028
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.046%, 2040 (z)	1,850,000	782,735
BlackRock Capital Finance LP, 7.75%, 2026 (n)	156,946	22,757
Citigroup Commercial Mortgage Trust, FRN, 5.888%, 2017	4,050,000	3,525,617
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	1,360,000	1,137,049
Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035	2,952	2,931
Countrywide Asset-Backed Certificates, FRN, 4.823%, 2035	104,595	102,623
Countrywide Asset-Backed Certificates, FRN, 5.689%, 2046	1,120,000	541,713
Credit Suisse Commercial Mortgage Trust, 5.509%, 2039	1,449,204	1,012,119
Credit Suisse Mortgage Capital Certificate, 5.695%, 2017	1,881,580	1,482,881
GE Commercial Mortgage Corp., FRN, 5.514%, 2044	1,330,000	1,004,688
GMAC Mortgage Corp. Loan Trust, FRN, 5.805%, 2036	1,316,000	609,702
JPMorgan Chase Commercial Mortgage Securities Corp., 4.78%, 2042	1,620,000	1,366,800
JPMorgan Chase Commercial Mortgage Securities Corp., 5.552%, 2045	1,012,000	936,958
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 2049	845,539	712,746
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.401%, 2041	1,985,000	1,987,836
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.475%, 2043	2,420,000	2,264,188
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.065%, 2045	2,420,000	2,250,513
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.006%, 2049	1,300,000	1,136,291
Merrill Lynch Mortgage Trust, FRN, 6.022%, 2050	999,000	225,157
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.649%, 2039	1,140,000	868,937
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.81%, 2050	1,881,580	1,464,848
Morgan Stanley Capital I, Inc., FRN, 1.046%, 2030 (i)(n)	11,135,232	306,783
Nomura Asset Securities Corp., FRN, 9.757%, 2027 (z)	2,247,226	2,343,652
Residential Asset Mortgage Products, Inc., FRN, 4.97%, 2034	931,000	688,375
Residential Funding Mortgage Securities, Inc., 5.32%, 2035	1,405,000	458,471
Spirit Master Funding LLC, 5.05%, 2023 (z)	1,445,144	890,990
Structured Asset Securities Corp., FRN, 4.67%, 2035	980,167	845,110
Wachovia Bank Commercial Mortgage Trust, 6.099%, 2017	1,300,000	1,070,444
Wachovia Bank Commercial Mortgage Trust, 4.75%, 2044	2,500,000	2,115,814
Wachovia Bank Commercial Mortgage Trust, FRN, 6.158%, 2045	1,660,000	1,264,430
Wachovia Bank Commercial Mortgage Trust, FRN, 5.795%, 2045	766,291	580,084

		$35,082,293

Broadcasting - 0.1%
News America, Inc., 8.5%, 2025	$1,154,000	$1,275,559

Building - 0.1%
CRH America, Inc., 6.95%, 2012	$1,647,000	$1,764,383

Cable TV - 0.2%
Cox Communications, Inc., 4.625%, 2013	$1,167,000	$1,212,326
DIRECTV Holdings LLC, 5.875%, 2019 (z)	330,000	327,938
Time Warner Entertainment Co. LP, 8.375%, 2033	1,330,000	1,598,499

		$3,138,763

Conglomerates - 0.1%
Kennametal, Inc., 7.2%, 2012	$1,780,000	$1,876,531

Consumer Products - 0.1%
Fortune Brands, Inc., 5.125%, 2011	$1,625,000	$1,666,368

Consumer Services - 0.1%
Western Union Co., 5.4%, 2011	$1,877,000	$1,999,534

Defense Electronics - 0.1%
BAE Systems Holdings, Inc., 5.2%, 2015 (n)	$753,000	$785,192

Electronics - 0.1%
Tyco Electronics Group S.A., 6.55%, 2017	$1,492,000	$1,561,854

3

PORTFOLIO OF INVESTMENTS     9/30/09 (Unaudited) - continued

MFS Total Return Portfolio

Issuer	Shares/Par	Value ($)
BONDS - continued
Emerging Market Quasi-Sovereign - 0.4%
Mubadala Development Co., 7.625%, 2019 (n)	$1,471,000	$1,669,585
Petroleos Mexicanos, 8%, 2019	852,000	972,984
Qtel International Finance Ltd., 7.875%, 2019 (n)	1,500,000	1,714,862
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 2016 (n)	1,130,000	1,174,714

		$5,532,145

Emerging Market Sovereign - 0.0%
Republic of Peru, 7.35%, 2025	$103,000	$120,253

Energy - Independent - 0.3%
Anadarko Petroleum Corp., 6.45%, 2036	$1,510,000	$1,559,063
Nexen, Inc., 5.875%, 2035	358,000	327,878
Ocean Energy, Inc., 7.25%, 2011	2,246,000	2,448,505

		$4,335,446

Energy - Integrated - 0.3%
Hess Corp., 8.125%, 2019	$330,000	$396,443
Husky Energy, Inc., 5.9%, 2014	875,000	943,902
Husky Energy, Inc., 7.25%, 2019	888,000	1,018,482
Petro-Canada, 6.05%, 2018	1,794,000	1,878,493

		$4,237,320

Financial Institutions - 0.2%
General Electric Capital Corp., 5.45%, 2013	$179,000	$188,642
HSBC Finance Corp., 5.25%, 2011	1,510,000	1,552,330
ORIX Corp., 5.48%, 2011	1,870,000	1,778,798

		$3,519,770

Food & Beverages - 0.4%
Anheuser-Busch Cos., Inc., 8%, 2039 (n)	$1,450,000	$1,876,345
Diageo Finance B.V., 5.5%, 2013	1,329,000	1,443,697
Dr. Pepper Snapple Group, Inc., 6.12%, 2013	450,000	491,138
Dr. Pepper Snapple Group, Inc., 6.82%, 2018	571,000	649,103
Miller Brewing Co., 5.5%, 2013 (n)	1,475,000	1,558,833

		$6,019,116

Food & Drug Stores - 0.1%
CVS Caremark Corp., 6.125%, 2016	$1,140,000	$1,249,830

Gaming & Lodging - 0.1%
Wyndham Worldwide Corp., 6%, 2016	$1,146,000	$1,031,768

Insurance - 0.2%
ING Groep N.V., 5.775% to 2015, FRN to 2049	$1,405,000	$899,200
Metropolitan Life Global Funding, 5.125%, 2013 (n)	590,000	611,729
Metropolitan Life Global Funding, 5.125%, 2014 (n)	640,000	668,602

		$2,179,531

Insurance - Property & Casualty - 0.3%
Allstate Corp., 6.125%, 2032	$1,617,000	$1,688,399
Chubb Corp., 6.375% to 2017, FRN to 2067	2,340,000	2,106,000
ZFS Finance USA Trust IV, 5.875% to 2012, FRN to 2032 (n)	146,000	118,426
ZFS Finance USA Trust V, 6.5%to 2017, FRN to 2037 (n)	524,000	424,440

		$4,337,265

International Market Quasi-Sovereign - 0.5%
ING Bank N.V., 3.9%, 2014 (n)	$1,450,000	$1,492,427
KFW International Finance, Inc., 4.875%, 2019	1,460,000	1,587,624
Royal Bank of Scotland Group PLC, 2.625%, 2012 (n)	2,610,000	2,648,777
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)	793,000	814,194

		$6,543,022

Local Authorities - 0.3%
California (Build America Bonds), 7.5%, 2034	$415,000	$455,745
California (Build America Bonds), 7.55%, 2039	1,195,000	1,328,207
Metropolitan Transportation Authority, NY (Build America Bonds), 7.336%, 2039	1,225,000	1,514,137
New Jersey Turnpike Authority Rev. (Build America Bonds), “F”, 7.414%, 2040	1,190,000	1,467,032

		$4,765,121

Machinery & Tools - 0.1%
Atlas Copco AB, 5.6%, 2017 (n)	$1,760,000	$1,802,756

Major Banks - 1.6%
Bank of America Corp., 7.375%, 2014	$550,000	$611,965
Bank of America Corp., 5.49%, 2019	729,000	679,380
Bank of America Corp., 7.625%, 2019	780,000	878,897
Barclays Bank PLC, 5%, 2016	520,000	526,639
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)	700,000	609,000
Credit Suisse New York, 5.5%, 2014	1,600,000	1,719,326
DBS Group Holdings Ltd., 7.657%to 2011, FRN to 2049 (n)	998,000	1,005,485
Goldman Sachs Group, Inc., 6%, 2014	910,000	989,658
Goldman Sachs Group, Inc., 5.625%, 2017	1,446,000	1,456,750
Goldman Sachs Group, Inc., 7.5%, 2019	1,316,000	1,505,000
JPMorgan Chase & Co., 6.3%, 2019	1,310,000	1,430,162
Merrill Lynch & Co., Inc., 6.15%, 2013	1,220,000	1,290,881
Merrill Lynch & Co., Inc., 6.11%, 2037	1,440,000	1,369,668

4

PORTFOLIO OF INVESTMENTS     9/30/09 (Unaudited) - continued

MFS Total Return Portfolio

Issuer	Shares/Par	Value ($)
BONDS - continued
Major Banks - continued
Morgan Stanley, 5.75%, 2016	$1,145,000	$1,161,852
Morgan Stanley, 6.625%, 2018	1,650,000	1,744,747
Morgan Stanley, 7.3%, 2019	380,000	418,104
MUFG Capital Finance 1 Ltd., 6.346% to 2016, FRN to 2049	625,000	577,362
PNC Funding Corp., 5.625%, 2017	1,180,000	1,161,103
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (n)	1,509,000	1,373,190
UniCredito Luxembourg Finance S.A., 6%, 2017 (n)	1,610,000	1,554,205
Wachovia Corp., 5.25%, 2014	787,000	799,249

		$22,862,623

Medical & Health Technology & Services - 0.3%
Cardinal Health, Inc., 5.8%, 2016	$856,000	$893,108
CareFusion Corp., 6.375%, 2019 (n)	1,300,000	1,409,925
Hospira, Inc., 5.55%, 2012	570,000	604,865
Hospira, Inc., 6.05%, 2017	1,071,000	1,121,524

		$4,029,422

Metals & Mining - 0.1%
ArcelorMittal, 6.125%, 2018	$1,820,000	$1,792,984

Mortgage Backed - 14.3%
Fannie Mae, 4.01%, 2013	$182,331	$189,284
Fannie Mae, 4.582%, 2014	1,037,431	1,095,099
Fannie Mae, 4.63%, 2014	456,074	481,846
Fannie Mae, 4.84%, 2014	771,007	819,699
Fannie Mae, 4.88%, 2014	309,529	329,789
Fannie Mae, 4.56%, 2015	303,414	318,962
Fannie Mae, 4.7%, 2015	654,002	691,835
Fannie Mae, 4.78%, 2015	433,670	460,343
Fannie Mae, 4.856%, 2015	310,137	328,051
Fannie Mae, 4.996%, 2015	136,164	145,947
Fannie Mae, 5.1%, 2015	480,000	516,946
Fannie Mae, 5.09%, 2016	460,000	494,298
Fannie Mae, 5.27%, 2016	545,000	590,821
Fannie Mae, 5.5%, 2016 - 2035	40,006,639	42,158,043
Fannie Mae, 5.05%, 2017	460,000	493,208
Fannie Mae, 6%, 2017 - 2037	24,557,219	26,127,780
Fannie Mae, 4.5%, 2018 - 2035	4,930,217	5,095,077
Fannie Mae, 5%, 2018 - 2038	24,239,818	25,238,835
Fannie Mae, 5.37%, 2018	600,000	656,092
Fannie Mae, 7.5%, 2030 - 2031	249,182	279,206
Fannie Mae, 6.5%, 2031 - 2037	8,145,025	8,759,562
Freddie Mac, 6%, 2016 - 2037	12,234,539	13,004,128
Freddie Mac, 5%, 2017 - 2039	18,592,671	19,358,572
Freddie Mac, 4.5%, 2018 - 2039	15,222,157	15,730,366
Freddie Mac, 5.085%, 2019	1,417,000	1,524,791
Freddie Mac, 5.5%, 2019 - 2037	13,841,358	14,603,377
Freddie Mac, 6.5%, 2034 - 2037	3,791,598	4,054,380
Ginnie Mae, 4.5%, 2033 - 2034	1,268,377	1,293,433
Ginnie Mae, 5%, 2033 - 2039	10,005,661	10,382,124
Ginnie Mae, 5.5%, 2033 - 2035	5,133,544	5,423,888
Ginnie Mae, 6%, 2033 - 2038	4,622,339	4,913,156

		$205,558,938

Municipals - 0.4%
California Educational Facilities Authority Rev. (Stanford University), “T-1”, 5%, 2039	$765,000	$907,045
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 2030	795,000	984,568
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “K”, 5.5%, 2032	2,500,000	3,242,300

		$5,133,913

Natural Gas - Pipeline - 0.4%
CenterPoint Energy, Inc., 7.875%, 2013	$1,285,000	$1,446,982
Enterprise Products Operating LLC, 6.5%, 2019	966,000	1,054,751
Kinder Morgan Energy Partners LP, 6.75%, 2011	740,000	784,754
Kinder Morgan Energy Partners LP, 7.4%, 2031	804,000	890,022
Kinder Morgan Energy Partners LP, 7.75%, 2032	590,000	663,588
Spectra Energy Capital LLC, 8%, 2019	987,000	1,163,848

		$6,003,945

Network & Telecom - 0.5%
AT&T, Inc., 6.55%, 2039	$1,390,000	$1,515,436
BellSouth Corp., 6.55%, 2034	1,472,000	1,575,621
Telecom Italia Capital, 5.25%, 2013	752,000	791,062
Telefonica Europe B.V., 7.75%, 2010	563,000	595,538
Verizon New York, Inc., 6.875%, 2012	2,443,000	2,657,056

		$7,134,713

Oils - 0.1%
Valero Energy Corp., 6.875%, 2012	$1,193,000	$1,283,932

Other Banks & Diversified Financials - 1.0%
American Express Co., 5.5%, 2016	$2,171,000	$2,152,303
Banco Bradesco S.A., 6.75%, 2019 (z)	681,000	702,273
Capital One Financial Corp., 6.15%, 2016	1,540,000	1,512,271
Groupe BPCE S.A., FRN, 12.5%, 2049 (n)	1,494,000	1,643,400
Nordea Bank AB, 5.424% to 2015, FRN to 2049 (n)	599,000	491,180
Svenska Handelsbanken AB, 4.875%, 2014 (n)	2,000,000	2,092,168
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	2,370,000	1,782,240
UFJ Finance Aruba AEC, 6.75%, 2013	1,624,000	1,804,629

5

PORTFOLIO OF INVESTMENTS     9/30/09 (Unaudited) - continued

MFS Total Return Portfolio

Issuer	Shares/Par	Value ($)
BONDS - continued
Other Banks & Diversified Financials - continued
Woori Bank, 6.125% to 2011, FRN to 2016 (n)	$2,715,000	$2,645,759

		$14,826,223

Pharmaceuticals - 0.3%
Allergan, Inc., 5.75%, 2016	$1,720,000	$1,843,735
Pfizer, Inc., 7.2%, 2039	590,000	742,580
Roche Holdings, Inc., 6%, 2019 (n)	1,980,000	2,204,015

		$4,790,330

Railroad & Shipping - 0.0%
CSX Corp., 6.75%, 2011	$72,000	$77,057

Real Estate - 0.4%
Boston Properties, Inc., REIT, 5%, 2015	$369,000	$361,331
HRPT Properties Trust, REIT, 6.25%, 2016	1,945,000	1,784,255
ProLogis, REIT, 5.75%, 2016	1,701,000	1,521,509
Simon Property Group, Inc., REIT, 5.875%, 2017	1,131,000	1,153,402
Vornado Realty Trust, REIT, 4.75%, 2010	189,000	190,753

		$5,011,250

Retailers - 0.3%
Home Depot, Inc., 5.875%, 2036	$550,000	$533,613
Limited Brands, Inc., 5.25%, 2014	1,123,000	1,041,842
Wal-Mart Stores, Inc., 5.25%, 2035	2,241,000	2,244,041

		$3,819,496

Supranational - 0.1%
Asian Development Bank, 2.75%, 2014	$1,040,000	$1,036,063

Telecommunications - Wireless - 0.2%
Cingular Wireless LLC, 6.5%, 2011	$693,000	$761,805
Rogers Communications, Inc., 6.8%, 2018	1,554,000	1,743,986

		$2,505,791

Tobacco - 0.1%
Philip Morris International, Inc., 4.875%, 2013	$898,000	$953,970

U.S. Government Agencies and Equivalents - 0.8%
Fannie Mae, 6.625%, 2010	$4,445,000	$4,744,171
Fannie Mae, 6%, 2011	1,539,000	1,666,315
Small Business Administration, 4.77%, 2024	705,676	742,534
Small Business Administration, 5.18%, 2024	1,145,587	1,215,112
Small Business Administration, 4.99%, 2024	985,208	1,039,340
Small Business Administration, 5.11%, 2025	2,249,022	2,381,438

		$11,788,910

U.S. Treasury Obligations - 8.9%
U.S. Treasury Bonds, 2.375%, 2010	$16,882,000	$17,186,669
U.S. Treasury Bonds, 2%, 2013	2,348,000	2,351,301
U.S. Treasury Bonds, 4.75%, 2017	2,210,000	2,462,596
U.S. Treasury Bonds, 8.5%, 2020	2,554,000	3,666,586
U.S. Treasury Bonds, 8%, 2021	320,000	452,950
U.S. Treasury Bonds, 6%, 2026	651,000	807,748
U.S. Treasury Bonds, 6.75%, 2026	2,451,000	3,277,448
U.S. Treasury Bonds, 5.375%, 2031	4,988,000	5,926,368
U.S. Treasury Bonds, 5%, 2037	5,588,000	6,475,967
U.S. Treasury Notes, 1.5%, 2010	6,348,000	6,418,920
U.S. Treasury Notes, 0.875%, 2011	7,515,000	7,543,767
U.S. Treasury Notes, 5.125%, 2011	357,000	383,817
U.S. Treasury Notes, 4.5%, 2012	1,924,000	2,084,535
U.S. Treasury Notes, 4.625%, 2012	1,800,000	1,965,375
U.S. Treasury Notes, 4.125%, 2012	8,753,000	9,440,251
U.S. Treasury Notes, 3.125%, 2013	25,279,000	26,489,637
U.S. Treasury Notes, 2.75%, 2013	8,082,000	8,340,875
U.S. Treasury Notes, 1.5%, 2013	5,082,000	4,975,995
U.S. Treasury Notes, 4.125%, 2015	4,512,000	4,885,648
U.S. Treasury Notes, 2.625%, 2016	868,000	858,778
U.S. Treasury Notes, 5.125%, 2016	488,000	556,625
U.S. Treasury Notes, 3.75%, 2018	4,761,000	4,926,521
U.S. Treasury Notes, TIPS, 1.625%, 2015	5,334,589	5,434,612

		$126,912,989

Utilities - Electric Power - 1.3%
Bruce Mansfield Unit, 6.85%, 2034	$2,558,752	$2,511,119
EDP Finance B.V., 6%, 2018 (n)	1,139,000	1,231,074
Enel Finance International S.A., 6.25%, 2017 (n)	1,595,000	1,717,959
Exelon Generation Co. LLC, 6.2%, 2017	930,000	1,014,969
Exelon Generation Co. LLC, 5.2%, 2019	720,000	727,879
Exelon Generation Co. LLC, 6.25%, 2039	1,110,000	1,132,935
MidAmerican Energy Holdings Co., 5.875%, 2012	535,000	582,897
MidAmerican Funding LLC, 6.927%, 2029	2,762,000	3,191,588
Oncor Electric Delivery Co., 7%, 2022	1,582,000	1,805,603
PSEG Power LLC, 6.95%, 2012	1,177,000	1,292,071
PSEG Power LLC, 5.5%, 2015	911,000	978,687
System Energy Resources, Inc., 5.129%, 2014 (z)	605,511	600,328

6

PORTFOLIO OF INVESTMENTS     9/30/09 (Unaudited) - continued

MFS Total Return Portfolio

Issuer	Shares/Par	Value ($)
BONDS - continued
Utilities - Electric Power - continued
Waterford 3 Funding Corp., 8.09%, 2017	$1,811,617	$1,890,386

		$18,677,495

Total Bonds		$539,705,775

MONEY MARKET FUNDS (v) - 1.4%
MFS Institutional Money Market Portfolio, 0.16%, at Net Asset Value	20,731,909	$20,731,909

Total Investments		$1,428,833,270

OTHER ASSETS, LESS LIABILITIES - 0.3%		4,569,387

NET ASSETS - 100.0%		$1,433,402,657

(a)	Non-income producing security.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $35,667,782, representing 2.5% of net assets.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Banco Bradesco S.A., 6.75%, 2019	9/22/09	$681,000	$702,273
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.046%, 2040	3/01/06	1,850,000	782,735
DIRECTV Holdings LLC, 5.875%, 2019	9/14/09	327,555	327,938
Nomura Asset Securities Corp., FRN, 9.757%, 2027	7/16/07	2,474,144	2,343,652
Spirit Master Funding LLC, 5.05%, 2023	10/04/05	1,426,515	890,990
System Energy Resources, Inc., 5.129%, 2014	4/16/04	605,511	600,328

Total Restricted Securities			$5,647,916
% of Net Assets			0.4%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TIPS	Treasury Inflation Protected Security

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annualreport.

7

MFS Total Return Portfolio

Supplemental Information (Unaudited) 9/30/09

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day,are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of September 30, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$868,395,586	$—	$—	$868,395,586
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	139,383,810	—	139,383,810
Non-U.S. Sovereign Debt	—	13,231,482	—	13,231,482
Municipal Bonds	—	5,133,913	—	5,133,913
Corporate Bonds	—	108,324,242	—	108,324,242
Residential Mortgage-Backed Securities	—	208,727,992	—	208,727,992
Commercial Mortgage-Backed Securities	—	31,027,875	—	31,027,875
Asset-Backed Securities (including CDOs)	—	885,358	—	885,358
Foreign Bonds	—	32,991,103	—	32,991,103
Mutual Funds	20,731,909	—	—	20,731,909

Total Investments	$889,127,495	$539,705,775	$—	$1,428,833,270

For further information regarding security characteristics, see the Portfolio of Investments.

8

MFS Total Return Portfolio

Supplemental Information (Unaudited) 9/30/09 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$1,447,059,281

Gross unrealized appreciation	$92,048,134
Gross unrealized depreciation	(110,274,145)

Net unrealized appreciation (depreciation)	$(18,226,011)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	6,582,398	283,535,281	(269,385,770)	20,731,909

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$45,400	$20,731,909

9

MFS® Utilities Portfolio

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

9/30/09

PORTFOLIO OF INVESTMENTS    9/30/09 (Unaudited)

MFS Utilities Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 92.3%
Cable TV - 3.2%
Comcast Corp., “Special A”	251,400	$4,042,511
DIRECTV Group, Inc. (a)	21,000	579,180
Time Warner Cable, Inc.	116,899	5,037,178

		$9,658,869

Energy - Independent - 0.3%
Apache Corp.	4,900	$449,966
CONSOL Energy, Inc.	9,400	424,034
Ultra Petroleum Corp. (a)	1,800	88,128

		$962,128

Natural Gas - Distribution - 13.4%
EQT Corp.	262,300	$11,173,979
GDF Suez	98,821	4,388,179
NiSource, Inc.	143,300	1,990,437
ONEOK, Inc.	49,300	1,805,366
Questar Corp.	272,600	10,238,856
Sempra Energy	183,600	9,145,116
Spectra Energy Corp.	77,800	1,473,532

		$40,215,465

Natural Gas - Pipeline - 4.5%
El Paso Corp.	506,900	$5,231,208
Enagas S.A.	111,474	2,329,430
Williams Cos., Inc.	328,317	5,867,025

		$13,427,663

Oil Services - 0.1%
Halliburton Co.	5,700	$154,584

Pollution Control - 0.1%
SUEZ Environnement	13,400	$306,095

Telecommunications - Wireless - 13.6%
America Movil S.A.B. de C.V., “L”, ADR	86,300	$3,782,529
Cellcom Israel Ltd.	279,422	8,502,811
Leap Wireless International, Inc. (a)	22,500	439,875
MetroPCS Communications, Inc. (a)	232,100	2,172,456
Mobile TeleSystems OJSC, ADR	57,200	2,761,044
MTN Group Ltd.	143,300	2,278,476
NII Holdings, Inc. (a)	38,400	1,151,232
Partner Communication Co. Ltd., ADR	31,200	587,184
Philippine Long Distance Telephone Co.	10,900	556,439
Philippine Long Distance Telephone Co., ADR	23,900	1,228,460
Rogers Communications, Inc., “B”	198,000	5,590,566
Vimpel-Communications, ADR (a)	66,300	1,239,810
Vivo Participacoes S.A., ADR	142,875	3,607,594
Vodacom Group Ltd. (a)	20,199	150,982
Vodafone Group PLC	3,016,000	6,757,674

		$40,807,132

Telephone Services - 12.5%
American Tower Corp., “A” (a)	53,200	$1,936,480
AT&T, Inc.	257,600	6,957,776
CenturyTel, Inc.	110,400	3,709,440
China Unicom Ltd., ADR	9,500	135,280
Crown Castle International Corp. (a)	4,700	147,392
Frontier Communications Corp.	222,900	1,680,666
GVT Holding S.A. (a)	50,400	1,153,601
Royal KPN N.V.	306,900	5,090,569
Tele Norte Leste Participacoes S.A., ADR	39,500	742,205
Telefonica S.A.	110,400	3,046,095
Verizon Communications, Inc.	39,200	1,186,584
Virgin Media, Inc.	532,600	7,413,792
Windstream Corp.	440,055	4,457,757

		$37,657,637

Utilities - Electric Power - 44.6%
Adani Power Ltd. (a)	10,886	$23,060
AES Corp. (a)	720,800	10,682,256
AES Tiete S.A., IPS	321,254	3,623,084
Allegheny Energy, Inc.	217,500	5,768,100
American Electric Power Co., Inc.	191,890	5,946,671
CenterPoint Energy, Inc.	75,260	935,482
CEZ AS	133,000	7,093,416
CMS Energy Corp.	653,600	8,758,240
Constellation Energy Group, Inc.	145,800	4,719,546
Covanta Holding Corp. (a)	31,100	528,700
Dominion Resources, Inc.	63,400	2,187,300
DPL, Inc.	196,200	5,120,820
DTE Energy Co.	29,500	1,036,630
E.ON AG	218,555	9,268,448
Eletropaulo Metropolitana S.A., IPS	278,340	5,695,318
Entergy Corp.	25,300	2,020,458
FirstEnergy Corp.	108,300	4,951,476
FPL Group, Inc.	36,300	2,004,849
National Grid PLC	300,600	2,901,642
Northeast Utilities	161,800	3,841,132
NRG Energy, Inc. (a)	407,086	11,475,754
OGE Energy Corp.	80,900	2,676,172
PG&E Corp.	72,400	2,931,476
PPL Corp.	292,600	8,877,484
Progress Energy, Inc.	63,820	2,492,809
Public Service Enterprise Group, Inc.	215,600	6,778,464
Red Electrica de Espana	119,004	6,089,829
RWE AG	16,200	1,504,636
Westar Energy, Inc.	67,900	1,324,729
Wisconsin Energy Corp.	62,100	2,805,057

		$134,063,038

Total Common Stocks		$277,252,611

BONDS - 1.1%
Asset Backed & Securitized - 0.0%
Falcon Franchise Loan LLC, FRN, 2.066%, 2023 (i)(z)	$518,960	$25,689

Cable TV - 0.4%
CSC Holdings, Inc., 8.625%, 2019 (z)	$715,000$	756,113
Virgin Media Finance PLC, 9.5%, 2016	545,000	573,613

		$1,329,726

Metals & Mining - 0.1%
Arch Coal, Inc., 8.75%, 2016 (n)	$435,000	$448,050

Utilities - Electric Power - 0.6%
AES Corp., 9.75%, 2016 (n)	$1,537,000	$1,675,330

Total Bonds		$3,478,795

1

PORTFOLIO OF INVESTMENTS    9/30/09 (Unaudited) - continued

MFS Utilities Portfolio

Issuer	Shares/Par	Value ($)
CONVERTIBLE PREFERRED STOCKS - 1.6%
Natural Gas - Pipeline - 0.8%
El Paso Corp., 4.99%	2,720	$2,512,600

Utilities - Electric Power - 0.8%
FPL Group, Inc., 8.375%	19,000	$966,625
Great Plains Energy, Inc., 12%	20,850	1,321,890

		$2,288,515

Total Convertible Preferred Stocks		$4,801,115

CONVERTIBLE BONDS - 1.9%
Telecommunications - Wireless - 0.1%
NII Holdings, Inc., 3.125%, 2012	$492,000	$429,885

Telephone Services - 1.1%
Virgin Media, Inc., 6.5%, 2016 (z)	$3,106,000	$3,253,535

Utilities - Electric Power - 0.7%
Covanta Holding Corp., 3.25%, 2014 (z)	$1,857,890	$2,052,968

Total Convertible Bonds		$5,736,388

MONEY MARKET FUNDS (v) - 3.0%
MFS Institutional Money Market Portfolio, 0.16%, at Net Asset Value	8,890,898	$8,890,898

Total Investments		$300,159,807

OTHER ASSETS, LESS LIABILITIES - 0.1%		305,779

NET ASSETS - 100.0%		$300,465,586

(a)	Non-income producing security.
(i)	Interest only security for which the series receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $2,123,380, representing 0.7% of net assets.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
CSC Holdings, Inc., 8.625%, 2019	2/12/09	$682,029	$756,113
Covanta Holding Corp., 3.25%, 2014	5/18/09 - 6/25/09	1,857,890	2,052,968
Falcon Franchise Loan LLC, FRN, 4.319%, 2023	1/24/02	31,967	25,689
Virgin Media, Inc., 6.5%, 2016	2/12/09 - 3/26/09	1,715,859	3,253,535

Total Restricted Securities			$6,088,305
% of Net Assets			2%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
IPS	International Preference Stock
PLC	Public Limited Company

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro
GBP	British Pound

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Utilities Portfolio

Supplemental Information (Unaudited) 9/30/09

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day,are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of September 30, 2009 in valuing the fund’s assets or liabilities carried at market value:

3

MFS Utilities Portfolio

Supplemental Information (Unaudited) 9/30/09 - continued

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$189,106,672	$2,512,600	$—	$191,619,272
Brazil	14,821,801	—	—	14,821,801
Spain	11,465,355	—	—	11,465,355
Germany	10,773,084	—	—	10,773,084
United Kingdom	9,659,316	—	—	9,659,316
Israel	9,089,995	—	—	9,089,995
Czech Republic	7,093,416	—	—	7,093,416
Canada	5,590,566	—	—	5,590,566
Netherlands	5,090,569	—	—	5,090,569
Other Countries	14,015,437	2,834,915	—	16,850,352
Corporate Bonds	—	8,615,881	—	8,615,881
Commercial Mortgage-Backed Securities	—	25,689	—	25,689
Foreign Bonds	—	573,613	—	573,613
Mutual Funds	8,890,898	—	—	8,890,898

Total Investments	$285,597,109	$14,562,698	—	$300,159,807

Other Financial Instruments
Forward Currency Contracts	$—	$155,340	$—	$155,340

Country disclosure is based on the country of domicile. For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$309,999,656

Gross unrealized appreciation	$27,071,867
Gross unrealized depreciation	(36,911,716)

Net unrealized appreciation (depreciation)	$(9,839,849)

The aggregate cost above includes prior fiscal year end tax adjustments.

4

MFS Utilities Portfolio

Supplemental Information (Unaudited) 9/30/09 - continued

(3) Derivative Contracts at 9/30/09

Forward Foreign Currency Exchange Contracts at 9/30/09

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	EUR	Barclays Bank PLC	477,737	10/15/09	$674,276	$699,091	$24,815
BUY	EUR	Deutsche Bank	840,296	10/15/09	1,197,928	1,229,640	31,712
BUY	EUR	HSBC Bank	1,046,219	10/15/09	1,483,061	1,530,975	47,914
BUY	EUR	JPMorgan Chase Bank	191,339	10/15/09	267,982	279,994	12,012
BUY	EUR	Merrill Lynch International Bank	258,958	12/16/09	378,583	378,915	332
BUY	EUR	UBS AG	159,448	10/15/09	227,668	233,326	5,658
SELL	EUR	UBS AG	1,360	10/15/09	1,993	1,991	2
SELL	GBP	Barclays Bank PLC	1,545,060	10/15/09	2,514,065	2,469,097	44,968
SELL	GBP	Credit Suisse Group	12,424	10/15/09	20,443	19,855	588
SELL	GBP	Deutsche Bank	1,346,889	10/15/09	2,187,323	2,152,408	34,915
SELL	GBP	HSBC Bank	323,419	10/15/09	532,762	516,843	15,919
SELL	GBP	JPMorgan Chase Bank	98,231	10/15/09	161,870	156,978	4,892
SELL	GBP	UBS AG	94,436	10/15/09	155,077	150,914	4,163

							$227,890

Liability Derivatives
BUY	EUR	HSBC Bank	336,664	10/15/09	$493,585	$492,654	$(931)
SELL	EUR	Barclays Bank PLC	60,049	10/15/09	87,610	87,872	(262)
SELL	EUR	Credit Suisse Group	36,341	10/15/09	52,043	53,179	(1,136)
SELL	EUR	HSBC Bank	109,661	10/15/09	158,194	160,472	(2,278)
SELL	EUR	Merrill Lynch International Bank	503,704	10/19/09	709,472	737,089	(27,617)
SELL	EUR	UBS AG	14,013,921	10/15/09 - 12/16/09	20,488,658	20,505,637	(16,979)
BUY	GBP	Barclays Bank PLC	52,568	10/15/09	86,420	84,007	(2,413)
BUY	GBP	HSBC Bank	89,258	10/15/09	151,281	142,640	(8,641)
BUY	GBP	UBS AG	128,954	10/15/09	217,946	206,076	(11,870)
SELL	GBP	Barclays Bank PLC	118,127	10/15/09	188,351	188,774	(423)

							$(72,550)

At September 30, 2009, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	57,306,053	(48,415,155)	8,890,898

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$7,002	$8,890,898

5

MFS Utilities Portfolio

Supplemental Information (Unaudited) 9/30/09 - continued

(5) Country Weightings

Country weighting percentages of portfolio holdings based on total net assets and the valuation currency of each security, as of September 30, 2009, are as follows:

United States	66.7%
Brazil	4.9%
Spain	3.8%
Germany	3.6%
United Kingdom	3.4%
Israel	3.0%
Czech Republic	2.4%
Canada	1.9%
Netherlands	1.7%
Other Countries	8.6%

The country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

6

MFS
INVESTMENT MANAGEMENT

MFS® Value Portfolio

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

9/30/09

PORTFOLIO OF INVESTMENTS     9/30/09 (Unaudited)

MFS Value Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 98.5%
Aerospace - 8.8%
Lockheed Martin Corp.	246,957	$19,282,400
Northrop Grumman Corp.	199,860	10,342,755
United Technologies Corp.	143,925	8,769,350

		$38,394,505

Alcoholic Beverages - 1.3%
Diageo PLC	362,999	$5,569,222

Apparel Manufacturers - 1.4%
NIKE, Inc., “B”	96,627	$6,251,767

Automotive - 0.4%
Johnson Controls, Inc.	65,935	$1,685,299

Broadcasting - 3.3%
Omnicom Group, Inc.	153,998	$5,688,686
Walt Disney Co.	240,832	6,613,247
WPP Group PLC	247,224	2,121,694

		$14,423,627

Business Services - 2.7%
Accenture Ltd., “A”	232,857	$8,678,580
Dun & Bradstreet Corp.	19,307	1,454,203
Western Union Co.	91,255	1,726,545

		$11,859,328

Chemicals - 2.5%
3M Co.	58,998	$4,354,052
PPG Industries, Inc.	112,187	6,530,405

		$10,884,457

Computer Software - 1.3%
Oracle Corp.	267,213	$5,568,719

Computer Software - Systems - 1.9%
Hewlett-Packard Co.	30,750	$1,451,708
International Business Machines Corp.	58,045	6,942,762

		$8,394,470

Construction - 1.3%
Pulte Homes, Inc.	150,238	$1,651,116
Sherwin-Williams Co.	68,922	4,146,348

		$5,797,464

Consumer Products - 1.4%
Kimberly-Clark Corp.	23,030	$1,358,309
Procter & Gamble Co.	79,658	4,613,791

		$5,972,100

Consumer Services - 0.2%
Apollo Group, Inc., “A” (a)	12,920	$951,816

Electrical Equipment - 1.0%
Danaher Corp.	30,240	$2,035,757
W.W. Grainger, Inc.	25,995	2,322,913

		$4,358,670

Electronics - 1.4%
Intel Corp.	311,552	$6,097,073

Energy - Independent - 4.2%
Apache Corp.	69,335	$6,367,033
Devon Energy Corp.	73,015	4,916,100
EOG Resources, Inc.	48,472	4,047,897
Occidental Petroleum Corp.	40,487	3,174,181

		$18,505,211

Energy - Integrated - 8.4%
Chevron Corp.	130,063	$9,160,337
ConocoPhillips	41,095	1,855,850
Exxon Mobil Corp.	134,027	9,195,592
Hess Corp.	99,595	5,324,349
TOTAL S.A., ADR	187,115	11,088,435

		$36,624,563

Food & Beverages - 4.4%
Campbell Soup Co.	26,420	$861,820
General Mills, Inc.	28,770	1,852,213
J.M. Smucker Co.	31,977	1,695,101
Kellogg Co.	71,370	3,513,545
Nestle S.A.	162,471	6,923,400
PepsiCo, Inc.	73,823	4,330,457

		$19,176,536

Food & Drug Stores - 2.3%
CVS Caremark Corp.	179,283	$6,407,574
Kroger Co.	179,922	3,713,590

		$10,121,164

General Merchandise - 0.4%
Macy’s, Inc.	100,785	$1,843,358

Health Maintenance Organizations - 0.2%
WellPoint, Inc. (a)	17,420	$825,011

Insurance - 7.9%
Allstate Corp.	268,985	$8,236,321
Aon Corp.	93,170	3,791,087
Chubb Corp.	58,865	2,967,385
MetLife, Inc.	332,168	12,645,636
Prudential Financial, Inc.	51,557	2,573,210
Travelers Cos., Inc.	88,145	4,339,378

		$34,553,017

Leisure & Toys - 0.3%
Hasbro, Inc.	43,323	$1,202,213

Machinery & Tools - 0.8%
Eaton Corp.	61,180	$3,462,176

Major Banks - 13.3%
Bank of New York Mellon Corp.	400,885	$11,621,656
Goldman Sachs Group, Inc.	69,922	12,890,121
JPMorgan Chase & Co.	288,252	12,631,203
PNC Financial Services Group, Inc.	66,375	3,225,161
Regions Financial Corp.	237,200	1,473,012
State Street Corp.	154,005	8,100,663
Wells Fargo & Co.	286,522	8,074,190

		$58,016,006

Medical Equipment - 2.8%
Becton, Dickinson and Co.	47,192	$3,291,642

1

PORTFOLIO OF INVESTMENTS     9/30/09 (Unaudited) - continued

MFS Value Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Medical Equipment - continued
Medtronic, Inc.	146,670	$5,397,456
Thermo Fisher Scientific, Inc. (a)	36,785	1,606,401
Waters Corp. (a)	34,105	1,905,105

		$12,200,604

Oil Services - 0.7%
National Oilwell Varco, Inc. (a)	71,000	$3,062,230

Other Banks & Diversified Financials - 0.3%
Northern Trust Corp.	21,630	$1,258,001

Pharmaceuticals - 8.5%
Abbott Laboratories	139,132	$6,882,860
GlaxoSmithKline PLC	104,740	2,058,065
Johnson & Johnson	120,817	7,356,547
Merck & Co., Inc.	273,462	8,649,603
Pfizer, Inc.	446,350	7,387,093
Roche Holding AG	10,073	1,628,127
Wyeth	63,535	3,086,530

		$37,048,825

Railroad & Shipping - 0.2%
Burlington Northern Santa Fe Corp.	11,272	$899,844
Canadian National Railway Co.	4,300	210,657

		$1,110,501

Specialty Chemicals - 0.9%
Air Products & Chemicals, Inc.	49,867	$3,868,682

Specialty Stores - 0.9%
Abercrombie & Fitch Co., “A”	30,560	$1,004,813
Home Depot, Inc.	29,812	794,192
Staples, Inc.	86,090	1,999,010

		$3,798,015

Telecommunications - Wireless - 1.4%
Vodafone Group PLC	2,842,617	$6,369,191

Telephone Services - 3.5%
AT&T, Inc.	566,982	$15,314,184

Tobacco - 3.4%
Altria Group, Inc.	48,142	$857,409
Lorillard, Inc.	8,875	659,413
Philip Morris International, Inc.	273,695	13,339,894

		$14,856,716

Utilities - Electric Power - 4.8%
Dominion Resources, Inc.	153,660	$5,301,270
Entergy Corp.	34,845	2,782,722
FPL Group, Inc.	47,430	2,619,559
PG&E Corp.	98,328	3,981,301
PPL Corp.	104,332	3,165,433
Public Service Enterprise Group, Inc.	98,083	3,083,730

		$20,934,015

Total Common Stocks		$430,358,736

MONEY MARKET FUNDS (v) - 1.3%
MFS Institutional Money Market Portfolio, 0.16%, at Net Asset Value	5,717,904	$5,717,904

Total Investments		$436,076,640

OTHER ASSETS, LESS LIABILITIES - 0.2%		955,943

NET ASSETS - 100.0%		$437,032,583

(a)	Non-income producing security.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Value Portfolio

Supplemental Information (Unaudited) 9/30/09

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of September 30, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$430,358,736	$—	$—	$430,358,736
Mutual Funds	5,717,904	—	—	5,717,904

Total Investments	$436,076,640	$—	$—	$436,076,640

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$415,321,976

Gross unrealized appreciation	$41,071,895
Gross unrealized depreciation	(20,317,231)

Net unrealized appreciation (depreciation)	$20,754,664

The aggregate cost above includes prior fiscal year end tax adjustments.

3

MFS Value Portfolio

Supplemental Information (Unaudited) 9/30/09 - continued

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Fund	—	73,687,957	(67,970,053)	5,717,904

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Fund	$ — $	—	$8,444	$5,717,904

4

MFS® Blended Research® Growth Portfolio

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

9/30/09

PORTFOLIO OF INVESTMENTS     9/30/09 (Unaudited)

MFS Blended Research Growth Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 99.0%
Aerospace - 3.8%
Lockheed Martin Corp.	400	$31,232
Northrop Grumman Corp.	787	40,727
Precision Castparts Corp.	417	42,480
United Technologies Corp.	573	34,913

		$149,352

Apparel Manufacturers - 0.9%
Coach, Inc.	1,092	$35,949

Automotive - 1.0%
Johnson Controls, Inc.	1,550	$39,618

Biotechnology - 3.4%
Amgen, Inc. (a)	377	$22,707
Biogen Idec, Inc. (a)	481	24,300
Celgene Corp. (a)	436	24,372
Genzyme Corp. (a)	349	19,799
Gilead Sciences, Inc. (a)	849	39,546

		$130,724

Brokerage & Asset Managers - 1.1%
Affiliated Managers Group, Inc. (a)	358	$23,274
TD AMERITRADE Holding Corp. (a)	1,020	20,012

		$43,286

Business Services - 4.7%
Accenture Ltd., “A”	1,007	$37,531
Cognizant Technology Solutions Corp., “A” (a)	1,392	53,815
Computer Sciences Corp. (a)	285	15,022
MasterCard, Inc., “A”	121	24,460
Visa, Inc., “A”	489	33,795
Western Union Co.	1,045	19,771

		$184,394

Cable TV - 0.6%
Time Warner Cable, Inc.	509	$21,933

Chemicals - 3.1%
3M Co.	717	$52,915
Celanese Corp.	1,566	39,150
Ecolab, Inc.	626	28,940

		$121,005

Computer Software - 7.2%
Adobe Systems, Inc. (a)	862	$28,480
Akamai Technologies, Inc. (a)	1,124	22,120
Microsoft Corp.	4,162	107,754
Oracle Corp.	4,399	91,675
Rovi Corp. (a)	952	31,987

		$282,016

Computer Software - Systems - 9.2%
Apple, Inc. (a)	817	$151,447
Avnet, Inc. (a)	787	20,438
Hewlett-Packard Co.	1,803	85,120
International Business Machines Corp.	850	101,669

		$358,674

Construction - 1.6%
Lennox International, Inc.	806	$29,113
NVR, Inc. (a)	52	33,143

		$62,256

Consumer Products - 3.3%
Kimberly-Clark Corp.	894	$52,728
Procter & Gamble Co.	1,306	75,644

		$128,372

Consumer Services - 2.4%
Apollo Group, Inc., “A” (a)	667	$49,138
Priceline.com, Inc. (a)	276	45,766

		$94,904

Containers - 1.1%
Owens-Illinois, Inc. (a)	1,158	$42,730

Electrical Equipment - 1.0%
Cooper Industries PLC	297	$11,158
Danaher Corp.	419	28,207

		$39,365

Electronics - 4.1%
Intel Corp.	4,554	$89,122
Marvell Technology Group Ltd. (a)	1,448	23,443
National Semiconductor Corp.	1,406	20,064
Silicon Laboratories, Inc. (a)	595	27,584

		$160,213

Energy - Integrated - 2.5%
Exxon Mobil Corp.	685	$46,998
Hess Corp.	518	27,692
Marathon Oil Corp.	687	21,915

		$96,605

Food & Beverages - 5.0%
Coca-Cola Co.	1,189	$63,849
General Mills, Inc.	656	42,233
J.M. Smucker Co.	366	19,402
PepsiCo, Inc.	1,176	68,984

		$194,468

Food & Drug Stores - 1.6%
CVS Caremark Corp.	1,000	$35,740
Kroger Co.	1,239	25,573

		$61,313

General Merchandise - 3.7%
Macy’s, Inc.	2,348	$42,945
Target Corp.	692	32,303
Wal-Mart Stores, Inc.	1,420	69,708

		$144,956

Health Maintenance Organizations - 1.1%
UnitedHealth Group, Inc.	1,056	$26,442
WellPoint, Inc. (a)	385	18,234

		$44,676

Insurance - 1.8%
Aflac, Inc.	659	$28,166

1

PORTFOLIO OF INVESTMENTS     9/30/09 (Unaudited) - continued

MFS Blended Research Growth Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Insurance - continued
Allied World Assurance Co. Holdings Ltd.	319	$15,290
Prudential Financial, Inc.	531	26,502

		$69,958

Internet - 2.6%
Google, Inc., “A” (a)	208	$103,137

Leisure & Toys - 1.8%
Activision Blizzard, Inc. (a)	3,392	$42,027
Hasbro, Inc.	986	27,362

		$69,389

Machinery & Tools - 1.0%
Eaton Corp.	669	$37,859

Major Banks - 1.8%
Bank of New York Mellon Corp.	563	$16,321
Goldman Sachs Group, Inc.	294	54,199

		$70,520

Medical & Health Technology & Services - 0.6%
Medco Health Solutions, Inc. (a)	402	$22,235

Medical Equipment - 3.7%
Baxter International, Inc.	365	$20,809
Medtronic, Inc.	1,445	53,176
St. Jude Medical, Inc. (a)	467	18,218
Thermo Fisher Scientific, Inc. (a)	842	36,770
Waters Corp. (a)	293	16,367

		$145,340

Network & Telecom - 2.3%
Cisco Systems, Inc. (a)	2,629	$61,887
QUALCOMM, Inc.	590	26,538

		$88,425

Oil Services - 1.1%
Noble Corp.	544	$20,650
Transocean, Inc. (a)	246	21,040

		$41,690

Other Banks & Diversified Financials - 0.2%
Hudson City Bancorp, Inc.	570	$7,495

Personal Computers & Peripherals - 0.8%
NetApp, Inc. (a)	1,128	$30,095

Pharmaceuticals - 6.3%
Abbott Laboratories	1,469	$72,671
Johnson & Johnson	1,380	84,028
Merck & Co., Inc.	1,370	43,333
Schering-Plough Corp.	1,601	45,228

		$245,260

Railroad & Shipping - 1.0%
Union Pacific Corp.	640	$37,344

Restaurants - 1.7%
Darden Restaurants, Inc.	1,245	$42,492
McDonald’s Corp.	428	24,426

		$66,918

Specialty Chemicals - 1.7%
Air Products & Chemicals, Inc.	447	$34,678
Praxair, Inc.	382	31,206

		$65,884

Specialty Stores - 2.4%
Advance Auto Parts, Inc.	592	$23,254
Nordstrom, Inc.	1,311	40,038
Staples, Inc.	1,276	29,629

		$92,921

Telecommunications - Wireless - 0.1%
MetroPCS Communications, Inc. (a)	237	$2,218

Tobacco - 3.2%
Altria Group, Inc.	1,902	$33,875
Lorillard, Inc.	239	17,758
Philip Morris International, Inc.	1,497	72,964

		$124,597

Trucking - 1.3%
United Parcel Service, Inc., “B”	894	$50,484

Utilities - Electric Power - 1.2%
PPL Corp.	983	$29,824
Public Service Enterprise Group, Inc.	487	15,311

		$45,135

Total Common Stocks		$3,853,713

MONEY MARKET FUNDS (v) - 1.4%
MFS Institutional Money Market Portfolio, 0.16%, at Net Asset Value	53,804	$53,804

Total Investments		$3,907,517

OTHER ASSETS, LESS LIABILITIES - (0.4)%		(15,499)

NET ASSETS - 100.0%		$3,892,018

(a)	Non-income producing security.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Blended Research Growth Portfolio

Supplemental Information (Unaudited) 9/30/09

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of September 30, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$3,853,713	$—	$—	$3,853,713
Mutual Funds	53,804	—	—	53,804

Total Investments	$3,907,517	$—	$—	$3,907,517

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$3,884,782

Gross unrealized appreciation	$359,486
Gross unrealized depreciation	(336,751)

Net unrealized appreciation (depreciation)	$22,735

The aggregate cost above includes prior fiscal year end tax adjustments.

3

MFS Blended Research Growth Portfolio

Supplemental Information (Unaudited) 9/30/09 - continued

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Porfolio	—	164,837	(111,033)	53,804

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Porfolio	$—	$—	$71	$53,804

4

MFS
INVESTMENT MANAGEMENT

MFS® Blended Research® Value Portfolio

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

9/30/09

PORTFOLIO OF INVESTMENTS     9/30/09 (Unaudited)

MFS Blended Research Value Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 99.0%
Aerospace - 2.4%
Lockheed Martin Corp.	190	$14,831
Northrop Grumman Corp.	1,160	60,030
Raytheon Co.	340	16,310

		$91,171

Airlines - 0.4%
Copa Holdings S.A., “A”	320	$14,237

Automotive - 1.0%
Johnson Controls, Inc.	1,020	$26,071
TRW Automotive Holdings Corp. (a)	620	10,385

		$36,456

Broadcasting - 1.6%
Time Warner, Inc.	1,793	$51,603
Walt Disney Co.	350	9,611

		$61,214

Business Services - 0.2%
Western Union Co.	490	$9,271

Cable TV - 1.3%
Comcast Corp., “A”	1,110	$18,748
Time Warner Cable, Inc.	719	30,982

		$49,730

Chemicals - 2.1%
3M Co.	380	$28,044
Celanese Corp.	720	18,000
PPG Industries, Inc.	590	34,344

		$80,388

Computer Software - Systems - 0.6%
Avnet, Inc. (a)	800	$20,776

Construction - 1.9%
Black & Decker Corp.	250	$11,573
Lennox International, Inc.	620	22,394
Mohawk Industries, Inc. (a)	220	10,492
NVR, Inc. (a)	46	29,319

		$73,778

Consumer Products - 0.2%
Procter & Gamble Co.	110	$6,371

Consumer Services - 0.8%
Apollo Group, Inc., “A” (a)	320	$23,574
Service Corp. International	1,130	7,921

		$31,495

Containers - 0.4%
Owens-Illinois, Inc. (a)	430	$15,867

Electrical Equipment - 3.6%
General Electric Co.	5,270	$86,533
Tyco Electronics Ltd.	1,290	28,741
WESCO International, Inc. (a)	760	21,888

		$137,162

Electronics - 1.3%
Marvell Technology Group Ltd. (a)	790	$12,790
Micron Technology, Inc. (a)	2,820	23,124
National Semiconductor Corp.	1,000	14,270

		$50,184

Energy - Independent - 3.3%
Anadarko Petroleum Corp.	410	$25,719
Apache Corp.	500	45,915
CONSOL Energy, Inc.	340	15,337
Occidental Petroleum Corp.	120	9,408
XTO Energy, Inc.	740	30,577

		$126,956

Energy - Integrated - 11.9%
Chevron Corp.	1,500	$105,645
ConocoPhillips	580	26,193
Exxon Mobil Corp.	3,250	222,983
Hess Corp.	840	44,906
Marathon Oil Corp.	1,610	51,359

		$451,086

Engineering - Construction - 0.2%
Fluor Corp.	170	$8,645

Food & Beverages - 3.1%
Archer Daniels Midland Co.	1,200	$35,064
Coca-Cola Co.	660	35,442
General Mills, Inc.	390	25,108
Kraft Foods, Inc., “A”	810	21,279

		$116,893

Food & Drug Stores - 0.6%
CVS Caremark Corp.	650	$23,231

Forest & Paper Products - 0.5%
MeadWestvaco Corp.	860	$19,187

Furniture & Appliances - 0.5%
Newell Rubbermaid, Inc.	1,280	$20,083

Gaming & Lodging - 1.3%
Boyd Gaming Corp. (a)	760	$8,307
Royal Caribbean Cruises Ltd. (a)	1,200	28,896
Starwood Hotels & Resorts Worldwide, Inc.	330	10,900

		$48,103

General Merchandise - 0.8%
Macy’s, Inc.	1,560	$28,532

Health Maintenance Organizations - 2.1%
CIGNA Corp.	530	$14,888
Coventry Health Care, Inc. (a)	460	9,182
UnitedHealth Group, Inc.	1,160	29,046
WellPoint, Inc. (a)	550	26,048

		$79,164

Insurance - 5.9%
Aflac, Inc.	330	$14,104
Allied World Assurance Co. Holdings Ltd.	360	17,255

1

PORTFOLIO OF INVESTMENTS     9/30/09 (Unaudited) - continued

MFS Blended Research Value Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Insurance - continued
Aon Corp.	510	$20,752
Chubb Corp.	570	28,734
Endurance Specialty Holdings Ltd.	640	23,341
MetLife, Inc.	660	25,126
Prudential Financial, Inc.	910	45,418
Travelers Cos., Inc.	1,010	49,722

		$224,452

Leisure & Toys - 1.1%
Activision Blizzard, Inc. (a)	2,250	$27,878
Hasbro, Inc.	560	15,540

		$43,418

Machinery & Tools - 0.7%
Eaton Corp.	490	$27,729

Major Banks - 15.0%
Bank of America Corp.	6,552	$110,860
Bank of New York Mellon Corp.	1,100	31,889
Goldman Sachs Group, Inc.	420	77,427
JPMorgan Chase & Co.	3,330	145,921
Morgan Stanley	950	29,336
PNC Financial Services Group, Inc.	700	34,013
Regions Financial Corp.	3,350	20,804
State Street Corp.	270	14,202
Wells Fargo & Co.	3,760	105,957

		$570,409

Medical & Health Technology & Services - 0.4%
AmerisourceBergen Corp.	620	$13,876

Metals & Mining - 0.4%
Cliffs Natural Resources, Inc.	480	$15,533

Natural Gas - Distribution - 0.8%
Sempra Energy	610	$30,384

Natural Gas - Pipeline - 1.1%
El Paso Corp.	1,970	$20,330
Williams Cos., Inc.	1,100	19,657

		$39,987

Oil Services - 3.0%
Exterran Holdings, Inc. (a)	510	$12,107
Halliburton Co.	1,100	29,832
Helix Energy Solutions Group, Inc. (a)	1,410	21,122
Nabors Industries Ltd. (a)	490	10,241
Schlumberger Ltd.	130	7,748
Smith International, Inc.	1,120	32,144

		$113,194

Other Banks & Diversified Financials - 1.8%
American Express Co.	920	$31,188
Citigroup, Inc.	2,540	12,294
New York Community Bancorp, Inc.	2,180	24,896

		$68,378

Personal Computers & Peripherals - 0.5%
Western Digital Corp. (a)	510	$18,630

Pharmaceuticals - 6.1%
Eli Lilly & Co.	520	$17,176
Johnson & Johnson	1,100	66,979
Merck & Co., Inc.	1,750	55,353
Pfizer, Inc.	5,700	94,335

		$233,843

Pollution Control - 0.4%
Republic Services, Inc.	562	$14,932

Railroad & Shipping - 0.7%
CSX Corp.	650	$27,209

Real Estate - 2.1%
Apartment Investment & Management, “A”, REIT	1,527	$22,523
Equity Residential, REIT	850	26,095
Mack-Cali Realty Corp., REIT	990	32,007

		$80,625

Restaurants - 0.6%
Darden Restaurants, Inc.	700	$23,891

Specialty Chemicals - 0.9%
Cytec Industries, Inc.	660	$21,430
Valspar Corp.	510	14,030

		$35,460

Specialty Stores - 1.7%
Home Depot, Inc.	1,140	$30,370
Lowe’s Cos., Inc.	980	20,521
Staples, Inc.	560	13,003

		$63,894

Telecommunications - Wireless - 0.8%
Sprint Nextel Corp. (a)	7,740	$30,573

Telephone Services - 6.2%
AT&T, Inc.	4,380	$118,304
CenturyTel, Inc.	1,297	43,579
Qwest Communications International, Inc.	3,070	11,697
Verizon Communications, Inc.	850	25,730
Virgin Media, Inc.	2,690	37,445

		$236,755

Tobacco - 0.3%
Philip Morris International, Inc.	240	$11,698

Trucking - 0.4%
FedEx Corp.	210	$15,796

Utilities - Electric Power - 6.0%
AES Corp. (a)	2,410	$35,716
Allegheny Energy, Inc.	590	15,647
American Electric Power Co., Inc.	1,390	43,076
Dominion Resources, Inc.	800	27,600
Edison International	1,080	36,266
PG&E Corp.	1,210	48,993
Public Service Enterprise Group, Inc.	680	21,379

		$228,677

Total Common Stocks		$3,769,323

2

PORTFOLIO OF INVESTMENTS     9/30/09 (Unaudited) - continued

MFS Blended Research Value Portfolio

Issuer	Shares/Par	Value ($)
MONEY MARKET FUNDS (v) - 1.4%
MFS Institutional Money Market Portfolio, 0.16%, at Net Asset Value	52,436	$52,436

Total Investments		$3,821,759

OTHER ASSETS, LESS LIABILITIES - (0.4)%		(13,603)

NET ASSETS - 100.0%		$3,808,156

(a)	Non-income producing security.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

MFS Blended Reasearch Value Portfolio

Supplemental Information (Unaudited) 9/30/09

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of September 30, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$3,769,323	$—	$—	$3,769,323
Mutual Funds	52,436	—	—	52,436

Total Investments	$3,821,759	$—	$—	$3,821,759

For further information regarding security characteristics, see the Portfolio of Investments.

4

MFS Blended Reasearch Value Portfolio

Supplemental Information (Unaudited) 9/30/09 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$4,233,304

Gross unrealized appreciation	$235,843
Gross unrealized depreciation	(647,388)

Net unrealized appreciation (depreciation)	$(411,545)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	205,503	(153,067)	52,436

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$72	$52,436

5

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS VARIABLE INSURANCE TRUST II

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: November 16, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: November 16, 2009

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: November 16, 2009

*	Print name and title of each signing officer under his or her signature.